2024 Annual Report

RiverSource Variable Annuity Account

This wrapper contains financial statements provided for owners of:

•	RiverSource® Personal Portfolio Plus[2] Variable Annuity

•	RiverSource® Personal Portfolio Plus Variable Annuity

•	RiverSource® Personal Portfolio Variable Annuity

•	RiverSource® Platinum Variable Annuity

•	RiverSource® Preferred Variable Annuity

This Annual Report contains financial information for all the subaccounts of RiverSource Variable Annuity Account. Not all subaccounts of RiverSource Variable Annuity Account apply to your specific contract.

ANN9120_12_D01_(05/25)	Issued by: RiverSource Life Insurance Company

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

THE CONTRACT OWNERS OF RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource Variable Annuity Account, as indicated in Note 1, as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Annuity Account as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 24, 2025

We have served as the auditor of one or more of the divisions of RiverSource Variable Annuity Account since 2010.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	1

Statement of Assets and Liabilities

December 31, 2024	AB VPS Bal Hedged Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Assets
Investments, at fair value(1),(2)	$305,504	$8,098,950	$2,776,045	$4,492,130	$873,929
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	4,152	—	—	—
Receivable for share redemptions	342	12,165	4,217	5,925	1,288
Total assets	305,846	8,115,267	2,780,262	4,498,055	875,217

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	302	10,642	2,896	4,565	970
Administrative charge	40	1,057	365	596	114
Contract terminations	—	466	956	764	204
Payable for investments purchased	—	4,152	—	—	—
Total liabilities	342	16,317	4,217	5,925	1,288
Net assets applicable to contracts in accumulation period	303,233	8,098,348	2,773,328	4,490,357	871,563
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	2,271	602	2,717	1,773	2,366
Total net assets	$305,504	$8,098,950	$2,776,045	$4,492,130	$873,929
(1) Investment shares	33,907	537,779	34,822	145,518	26,644
(2) Investments, at cost	$349,857	$7,690,848	$1,722,215	$3,671,784	$637,040

December 31, 2024 (continued)	Allspg VT Dis All Cap Gro, Cl 1	Allspg VT Dis All Cap Gro, Cl 2	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2
Assets
Investments, at fair value(1),(2)	$364,506	$15,744,549	$5,560,897	$579,908	$3,998,278
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	391	38,941	11,889	678	4,778
Total assets	364,897	15,783,490	5,572,786	580,586	4,003,056

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	343	18,185	6,155	602	4,160
Administrative charge	48	2,086	734	76	527
Contract terminations	—	18,670	5,000	—	91
Payable for investments purchased	—	—	—	—	—
Total liabilities	391	38,941	11,889	678	4,778
Net assets applicable to contracts in accumulation period	364,506	15,743,506	5,558,711	579,908	3,996,663
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	1,043	2,186	—	1,615
Total net assets	$364,506	$15,744,549	$5,560,897	$579,908	$3,998,278
(1) Investment shares	12,462	573,154	280,005	21,614	148,856
(2) Investments, at cost	$303,522	$14,255,753	$4,737,207	$479,728	$3,300,197

See accompanying notes to financial statements.

2	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	Allspg VT Sm Cap Gro, Cl 2	BNY Mellon IP MidCap Stock, Serv	BNY Mellon IP Tech Gro, Serv	BNY Mellon Sus US Eq, Init	BNY Mellon VIF Appr, Serv
Assets
Investments, at fair value(1),(2)	$3,109,150	$76,889	$2,530,123	$435,706	$131,713
Dividends receivable	—	—	—	—	52
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	4,007	102	5,110	521	168
Total assets	3,113,157	76,991	2,535,233	436,227	131,933

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,593	93	3,284	464	151
Administrative charge	414	9	338	57	17
Contract terminations	—	—	1,488	—	—
Payable for investments purchased	—	—	—	—	52
Total liabilities	4,007	102	5,110	521	220
Net assets applicable to contracts in accumulation period	3,108,147	70,655	2,528,347	434,598	123,262
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,003	6,234	1,776	1,108	8,451
Total net assets	$3,109,150	$76,889	$2,530,123	$435,706	$131,713
(1) Investment shares	333,242	3,762	80,169	7,849	3,696
(2) Investments, at cost	$3,023,016	$63,203	$1,541,747	$282,710	$132,420

December 31, 2024 (continued)	CB Var Sm Cap Gro, Cl I	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3
Assets
Investments, at fair value(1),(2)	$90,608	$2,381,909	$13,811,879	$15,386,885	$5,312,850
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	360	1,499
Receivable for share redemptions	130	2,916	21,845	22,583	8,002
Total assets	90,738	2,384,825	13,833,724	15,409,828	5,322,351

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	119	2,602	16,286	19,697	7,027
Administrative charge	11	314	1,829	2,034	697
Contract terminations	—	—	3,730	852	278
Payable for investments purchased	—	—	—	360	1,499
Total liabilities	130	2,916	21,845	22,943	9,501
Net assets applicable to contracts in accumulation period	85,868	2,381,586	13,811,016	15,386,576	5,312,555
Net assets applicable to contracts in payment period	—	—	—	49	—
Net assets applicable to seed money	4,740	323	863	260	295
Total net assets	$90,608	$2,381,909	$13,811,879	$15,386,885	$5,312,850
(1) Investment shares	3,272	49,325	124,611	346,162	522,404
(2) Investments, at cost	$95,978	$948,902	$3,179,711	$6,067,139	$6,944,464

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	3

Statement of Assets and Liabilities

December 31, 2024 (continued)	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3
Assets
Investments, at fair value(1),(2)	$96,500	$21,451,587	$2,877,301	$231,707	$2,708,381
Dividends receivable	11	2,407	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	105	30,028	4,540	253	4,084
Total assets	96,616	21,484,022	2,881,841	231,960	2,712,465

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	92	25,345	3,699	223	3,628
Administrative charge	13	2,806	380	30	356
Contract terminations	—	1,877	461	—	100
Payable for investments purchased	—	—	—	—	—
Total liabilities	105	30,028	4,540	253	4,084
Net assets applicable to contracts in accumulation period	96,511	21,451,869	2,876,918	231,707	2,708,053
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	2,125	383	—	328
Total net assets	$96,511	$21,453,994	$2,877,301	$231,707	$2,708,381
(1) Investment shares	96,500	21,451,587	468,616	36,489	422,524
(2) Investments, at cost	$96,499	$21,451,149	$3,029,473	$291,626	$3,204,505

December 31, 2024 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Overseas Core, Cl 3
Assets
Investments, at fair value(1),(2)	$6,068,160	$162,619	$798,563	$6,191,187	$305,277
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	7,933	169	1,204	7,806	388
Total assets	6,076,093	162,788	799,767	6,198,993	305,665

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,108	148	1,066	6,271	348
Administrative charge	799	21	105	815	40
Contract terminations	26	—	33	720	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	7,933	169	1,204	7,806	388
Net assets applicable to contracts in accumulation period	6,067,914	162,619	795,930	6,189,069	303,044
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	246	—	2,633	2,118	2,233
Total net assets	$6,068,160	$162,619	$798,563	$6,191,187	$305,277
(1) Investment shares	726,726	3,321	16,595	124,999	23,197
(2) Investments, at cost	$7,371,309	$50,350	$142,670	$1,173,364	$299,546

See accompanying notes to financial statements.

4	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$100,351	$1,717,667	$20,211	$678,710	$725,416
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	152	3,635	27	837	1,047
Total assets	100,503	1,721,302	20,238	679,547	726,463

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	139	2,010	25	739	951
Administrative charge	13	228	2	90	96
Contract terminations	—	1,397	—	8	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	152	3,635	27	837	1,047
Net assets applicable to contracts in accumulation period	97,142	1,716,635	16,105	678,199	724,391
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	3,209	1,032	4,106	511	1,025
Total net assets	$100,351	$1,717,667	$20,211	$678,710	$725,416
(1) Investment shares	2,340	31,157	496	17,560	54,748
(2) Investments, at cost	$43,681	$482,482	$6,764	$246,086	$733,367

December 31, 2024 (continued)	Col VP Sm Co Gro, Cl 1	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 3
Assets
Investments, at fair value(1),(2)	$22,786	$115,997	$3,541,796	$13,999	$1,119,931
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	25	126	4,690	21	1,637
Total assets	22,811	116,123	3,546,486	14,020	1,121,568

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	22	111	4,218	19	1,489
Administrative charge	3	15	466	2	148
Contract terminations	—	—	6	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	25	126	4,690	21	1,637
Net assets applicable to contracts in accumulation period	22,786	115,997	3,541,654	11,352	1,119,547
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	—	142	2,647	384
Total net assets	$22,786	$115,997	$3,541,796	$13,999	$1,119,931
(1) Investment shares	1,613	13,227	403,854	779	258,049
(2) Investments, at cost	$20,465	$135,791	$4,085,617	$25,800	$1,542,697

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	5

Statement of Assets and Liabilities

December 31, 2024 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 3	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$853,297	$29,440	$547,869	$265,921	$155,078
Dividends receivable	—	—	3,289	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1,191	41	798	290	202
Total assets	854,488	29,481	551,956	266,211	155,280

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,078	38	726	255	182
Administrative charge	113	3	72	35	20
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	3,289	—	—
Total liabilities	1,191	41	4,087	290	202
Net assets applicable to contracts in accumulation period	852,720	24,265	529,072	265,921	154,643
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	577	5,175	18,797	—	435
Total net assets	$853,297	$29,440	$547,869	$265,921	$155,078
(1) Investment shares	11,909	590	63,632	10,925	6,546
(2) Investments, at cost	$293,611	$10,899	$574,668	$182,315	$110,630

December 31, 2024 (continued)	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$3,486,254	$34,026,401	$877,251	$1,225,542	$68,772
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	3,901	53,183	1,022	1,602	87
Total assets	3,490,155	34,079,584	878,273	1,227,144	68,859

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,442	41,547	908	1,441	78
Administrative charge	459	4,511	114	161	9
Contract terminations	—	7,125	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	3,901	53,183	1,022	1,602	87
Net assets applicable to contracts in accumulation period	3,486,254	34,025,604	876,099	1,225,346	68,095
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	797	1,152	196	677
Total net assets	$3,486,254	$34,026,401	$877,251	$1,225,542	$68,772
(1) Investment shares	60,652	613,088	45,905	40,675	2,337
(2) Investments, at cost	$2,131,351	$22,108,790	$566,610	$793,376	$41,490

See accompanying notes to financial statements.

6	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$46,763	$2,222,267	$589,434	$258,580	$5,524,634
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	154
Receivable for share redemptions	48	2,678	665	321	8,411
Total assets	46,811	2,224,945	590,099	258,901	5,533,199

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	42	2,386	588	287	7,423
Administrative charge	6	292	77	34	723
Contract terminations	—	—	—	—	265
Payable for investments purchased	—	—	—	—	154
Total liabilities	48	2,678	665	321	8,565
Net assets applicable to contracts in accumulation period	46,763	2,214,066	589,434	258,217	5,524,324
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	8,201	—	363	310
Total net assets	$46,763	$2,222,267	$589,434	$258,580	$5,524,634
(1) Investment shares	487	23,962	125,947	57,848	520,210
(2) Investments, at cost	$34,484	$1,764,771	$674,233	$306,708	$6,348,208

December 31, 2024 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2
Assets
Investments, at fair value(1),(2)	$4,776,896	$11,462,201	$41,490	$2,918,500	$1,507,788
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	19	—	3,868	—
Receivable for share redemptions	6,831	15,380	54	4,291	1,738
Total assets	4,783,727	11,477,600	41,544	2,926,659	1,509,526

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,829	12,856	49	3,754	1,545
Administrative charge	630	1,523	5	379	193
Contract terminations	1,372	1,001	—	158	—
Payable for investments purchased	—	19	—	3,868	—
Total liabilities	6,831	15,399	54	8,159	1,738
Net assets applicable to contracts in accumulation period	4,776,896	11,461,604	41,369	2,918,050	1,507,414
Net assets applicable to contracts in payment period	—	3	—	—	—
Net assets applicable to seed money	—	594	121	450	374
Total net assets	$4,776,896	$11,462,201	$41,490	$2,918,500	$1,507,788
(1) Investment shares	129,385	323,061	1,639	116,044	122,884
(2) Investments, at cost	$4,169,858	$10,428,941	$34,630	$2,348,165	$1,828,520

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	7

Statement of Assets and Liabilities

December 31, 2024 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$3,805,529	$16,588,223	$192,920	$2,970,621	$5,301,846
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	4,942	19,674	312	3,533	6,086
Total assets	3,810,471	16,607,897	193,232	2,974,154	5,307,932

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,439	17,479	286	3,141	5,382
Administrative charge	503	2,190	26	392	704
Contract terminations	—	5	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	4,942	19,674	312	3,533	6,086
Net assets applicable to contracts in accumulation period	3,804,942	16,587,216	187,442	2,969,961	5,299,542
Net assets applicable to contracts in payment period	—	—	84	—	6
Net assets applicable to seed money	587	1,007	5,394	660	2,298
Total net assets	$3,805,529	$16,588,223	$192,920	$2,970,621	$5,301,846
(1) Investment shares	265,009	1,012,094	6,870	207,446	358,475
(2) Investments, at cost	$3,856,383	$16,342,607	$163,345	$2,993,896	$5,685,084

December 31, 2024 (continued)	GS VIT Intl Eq Insights, Inst	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I
Assets
Investments, at fair value(1),(2)	$5,318	$9,103,465	$221,837	$1,783,990	$3,177,896
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	42	—	—	—
Receivable for share redemptions	7	13,148	296	2,102	3,753
Total assets	5,325	9,116,655	222,133	1,786,092	3,181,649

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6	11,506	267	1,868	3,329
Administrative charge	1	1,205	29	234	424
Contract terminations	—	437	—	—	—
Payable for investments purchased	—	42	—	—	—
Total liabilities	7	13,190	296	2,102	3,753
Net assets applicable to contracts in accumulation period	5,115	9,102,796	221,557	1,778,806	3,177,167
Net assets applicable to contracts in payment period	—	—	—	—	56
Net assets applicable to seed money	203	669	280	5,184	673
Total net assets	$5,318	$9,103,465	$221,837	$1,783,990	$3,177,896
(1) Investment shares	605	539,625	14,414	82,287	39,958
(2) Investments, at cost	$5,194	$8,371,770	$179,970	$1,406,415	$2,116,465

See accompanying notes to financial statements.

8	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	Invesco VI Am Fran, Ser II	Invesco VI American Value, Ser II	Invesco VI Cap Appr, Ser I	Invesco VI Cap Appr, Ser II	Invesco VI Comstock, Ser II
Assets
Investments, at fair value(1),(2)	$857,057	$5,644,106	$1,025,753	$8,965,209	$21,487,488
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	30
Receivable for share redemptions	1,216	8,185	1,259	13,827	32,943
Total assets	858,273	5,652,291	1,027,012	8,979,036	21,520,461

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,103	6,443	1,124	11,356	28,341
Administrative charge	113	755	135	1,196	2,851
Contract terminations	—	987	—	1,275	1,751
Payable for investments purchased	—	—	—	—	30
Total liabilities	1,216	8,185	1,259	13,827	32,973
Net assets applicable to contracts in accumulation period	848,565	5,643,779	1,025,753	8,964,035	21,486,848
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	8,492	327	—	1,174	640
Total net assets	$857,057	$5,644,106	$1,025,753	$8,965,209	$21,487,488
(1) Investment shares	11,970	325,684	16,243	150,070	1,042,576
(2) Investments, at cost	$583,027	$5,320,819	$733,314	$6,557,382	$16,514,252

December 31, 2024 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI EQV Intl Eq, Ser I
Assets
Investments, at fair value(1),(2)	$5,279,616	$45,908	$71,994	$328,466	$510,954
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	6,369	48	90	415	626
Total assets	5,285,985	45,956	72,084	328,881	511,580

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,670	42	80	371	559
Administrative charge	699	6	10	44	67
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	6,369	48	90	415	626
Net assets applicable to contracts in accumulation period	5,279,271	42,537	71,505	322,240	510,954
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	345	3,371	489	6,226	—
Total net assets	$5,279,616	$45,908	$71,994	$328,466	$510,954
(1) Investment shares	157,038	1,375	923	4,908	15,243
(2) Investments, at cost	$4,501,747	$39,060	$67,995	$329,263	$409,338

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	9

Statement of Assets and Liabilities

December 31, 2024 (continued)	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II
Assets
Investments, at fair value(1),(2)	$459,775	$1,061	$1,834,985	$54,783	$10,711,626
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	726
Receivable for share redemptions	651	1	2,159	67	15,175
Total assets	460,426	1,062	1,837,144	54,850	10,727,527

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	591	1	1,917	60	13,255
Administrative charge	60	—	242	7	1,408
Contract terminations	—	—	—	—	512
Payable for investments purchased	—	—	—	—	726
Total liabilities	651	1	2,159	67	15,901
Net assets applicable to contracts in accumulation period	458,553	1,061	1,831,809	54,783	10,711,476
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,222	—	3,176	—	150
Total net assets	$459,775	$1,061	$1,834,985	$54,783	$10,711,626
(1) Investment shares	13,979	27	47,465	12,770	2,423,445
(2) Investments, at cost	$430,833	$890	$1,589,055	$66,107	$12,109,006

December 31, 2024 (continued)	Invesco VI Gro & Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser I	Invesco VI Mn St Mid Cap, Ser II	Invesco VI Mn St Sm Cap, Ser II
Assets
Investments, at fair value(1),(2)	$384,688	$44,254	$32,357	$582,168	$1,851,719
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	493	57	40	996	2,207
Total assets	385,181	44,311	32,397	583,164	1,853,926

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	443	52	36	805	1,866
Administrative charge	50	5	4	78	246
Contract terminations	—	—	—	113	95
Payable for investments purchased	—	—	—	—	—
Total liabilities	493	57	40	996	2,207
Net assets applicable to contracts in accumulation period	383,877	40,214	32,357	580,640	1,849,767
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	811	4,040	—	1,528	1,952
Total net assets	$384,688	$44,254	$32,357	$582,168	$1,851,719
(1) Investment shares	18,988	1,792	1,585	54,459	64,995
(2) Investments, at cost	$355,165	$41,502	$33,042	$568,705	$1,368,892

See accompanying notes to financial statements.

10	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Gbl Res, Inst	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv
Assets
Investments, at fair value(1),(2)	$1,178,870	$724,135	$999,733	$195,054	$141,207
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1,449	920	1,227	264	186
Total assets	1,180,319	725,055	1,000,960	195,318	141,393

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,294	810	1,095	238	167
Administrative charge	155	96	132	26	19
Contract terminations	—	14	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	1,449	920	1,227	264	186
Net assets applicable to contracts in accumulation period	1,178,870	723,822	999,733	194,811	141,207
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	313	—	243	—
Total net assets	$1,178,870	$724,135	$999,733	$195,054	$141,207
(1) Investment shares	23,016	9,691	13,770	9,218	3,381
(2) Investments, at cost	$674,745	$514,021	$572,553	$89,276	$113,433

December 31, 2024 (continued)	Janus Henderson VIT Res, Serv	Lazard Retire Intl Eq, Serv	LVIP AC Disc Core Val, Std Cl II	LVIP AC Inflation Prot, Serv Cl	LVIP AC Intl, Serv Cl
Assets
Investments, at fair value(1),(2)	$1,607,303	$35,825	$161,621	$12,094,471	$2,541
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	1,251	—
Receivable for share redemptions	2,189	46	199	18,313	3
Total assets	1,609,492	35,871	161,820	12,114,035	2,544

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,977	41	178	16,159	3
Administrative charge	212	5	21	1,584	—
Contract terminations	—	—	—	570	—
Payable for investments purchased	—	—	—	1,251	—
Total liabilities	2,189	46	199	19,564	3
Net assets applicable to contracts in accumulation period	1,604,619	35,725	161,621	12,085,163	—
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	2,684	100	—	9,308	2,541
Total net assets	$1,607,303	$35,825	$161,621	$12,094,471	$2,541
(1) Investment shares	28,478	3,848	18,870	1,319,781	238
(2) Investments, at cost	$914,805	$39,662	$153,963	$13,571,867	$2,145

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	11

Statement of Assets and Liabilities

December 31, 2024 (continued)	LVIP AC Mid Cap Val, Serv Cl	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP Baron Gro Opp, Serv Cl
Assets
Investments, at fair value(1),(2)	$82,354	$6,348,564	$385,171	$262,011	$58,134
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	121	12,008	611	322	74
Total assets	82,475	6,360,572	385,782	262,333	58,208

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	111	8,290	561	288	66
Administrative charge	10	848	50	34	8
Contract terminations	—	2,870	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	121	12,008	611	322	74
Net assets applicable to contracts in accumulation period	77,849	6,346,644	381,834	262,011	57,800
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	4,505	1,920	3,337	—	334
Total net assets	$82,354	$6,348,564	$385,171	$262,011	$58,134
(1) Investment shares	4,185	218,652	31,453	21,425	771
(2) Investments, at cost	$70,972	$3,795,923	$349,897	$183,894	$27,794

December 31, 2024 (continued)	LVIP JPM US Eq, Std Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Init Cl
Assets
Investments, at fair value(1),(2)	$226,421	$751,483	$808,079	$1,791,717	$293,174
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	301	955	903	3,558	398
Total assets	226,722	752,438	808,982	1,795,275	293,572

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	260	854	797	1,748	350
Administrative charge	30	101	106	237	39
Contract terminations	11	—	—	1,573	9
Payable for investments purchased	—	—	—	—	—
Total liabilities	301	955	903	3,558	398
Net assets applicable to contracts in accumulation period	226,236	750,164	807,103	1,788,714	292,977
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	185	1,319	976	3,003	197
Total net assets	$226,421	$751,483	$808,079	$1,791,717	$293,174
(1) Investment shares	5,089	18,910	20,779	76,799	21,229
(2) Investments, at cost	$169,026	$512,858	$544,640	$1,534,158	$347,319

See accompanying notes to financial statements.

12	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl	MFS Total Return, Serv Cl	MFS Utilities, Init Cl
Assets
Investments, at fair value(1),(2)	$1,333,921	$298,283	$31,447	$11,516,623	$2,167,782
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	2,192	376	32	14,059	2,766
Total assets	1,336,113	298,659	31,479	11,530,682	2,170,548

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,450	337	28	12,197	2,448
Administrative charge	176	39	4	1,516	287
Contract terminations	566	—	—	346	31
Payable for investments purchased	—	—	—	—	—
Total liabilities	2,192	376	32	14,059	2,766
Net assets applicable to contracts in accumulation period	1,332,129	294,756	31,447	11,515,771	2,167,322
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,792	3,527	—	852	460
Total net assets	$1,333,921	$298,283	$31,447	$11,516,623	$2,167,782
(1) Investment shares	124,086	8,381	1,351	508,685	63,348
(2) Investments, at cost	$1,764,491	$216,448	$28,680	$10,881,930	$1,798,553

December 31, 2024 (continued)	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	PIMCO VIT All Asset, Advisor Cl	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB
Assets
Investments, at fair value(1),(2)	$803,004	$59,060	$464,578	$389,472	$121,207
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	985	81	687	480	149
Total assets	803,989	59,141	465,265	389,952	121,356

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	878	74	625	429	133
Administrative charge	107	7	62	51	16
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	985	81	687	480	149
Net assets applicable to contracts in accumulation period	801,177	53,197	463,942	389,472	121,207
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,827	5,863	636	—	—
Total net assets	$803,004	$59,060	$464,578	$389,472	$121,207
(1) Investment shares	24,028	10,289	51,966	84,852	26,235
(2) Investments, at cost	$676,055	$94,645	$539,920	$566,761	$178,521

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	13

Statement of Assets and Liabilities

December 31, 2024 (continued)	Put VT Emerg Mkts Eq, Cl IB	Put VT Focused Intl Eq, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB
Assets
Investments, at fair value(1),(2)	$200,973	$366,157	$589,463	$355,256	$71,773
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	235	448	718	435	88
Total assets	201,208	366,605	590,181	355,691	71,861

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	209	400	641	388	79
Administrative charge	26	48	77	47	9
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	235	448	718	435	88
Net assets applicable to contracts in accumulation period	200,851	366,157	586,756	355,256	71,773
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	122	—	2,707	—	—
Total net assets	$200,973	$366,157	$589,463	$355,256	$71,773
(1) Investment shares	10,456	24,807	37,593	62,216	12,726
(2) Investments, at cost	$174,726	$372,958	$548,098	$429,551	$84,001

December 31, 2024 (continued)	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB	Put VT Lg Cap Gro, Cl IA	Put VT Lg Cap Gro, Cl IB
Assets
Investments, at fair value(1),(2)	$23,213	$2,862,503	$266	$622,646	$1,258,150
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	29	3,526	—	764	1,542
Total assets	23,242	2,866,029	266	623,410	1,259,692

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	26	3,003	—	682	1,377
Administrative charge	3	378	—	82	165
Contract terminations	—	145	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	29	3,526	—	764	1,542
Net assets applicable to contracts in accumulation period	22,754	2,861,529	—	622,646	1,258,150
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	459	974	266	—	—
Total net assets	$23,213	$2,862,503	$266	$622,646	$1,258,150
(1) Investment shares	2,894	185,998	22	34,649	73,148
(2) Investments, at cost	$30,964	$2,580,022	$208	$335,891	$699,568

See accompanying notes to financial statements.

14	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	Put VT Lg Cap Val, Cl IA	Put VT Lg Cap Val, Cl IB	Put VT Research, Cl IB	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA
Assets
Investments, at fair value(1),(2)	$2,812,088	$2,861,891	$48,733	$304,130	$2,933,680
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	3,463	4,337	56	387	3,601
Total assets	2,815,551	2,866,228	48,789	304,517	2,937,281

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,092	2,914	50	347	3,215
Administrative charge	371	380	6	40	386
Contract terminations	—	1,043	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	3,463	4,337	56	387	3,601
Net assets applicable to contracts in accumulation period	2,812,088	2,860,865	45,751	301,243	2,933,680
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	1,026	2,982	2,887	—
Total net assets	$2,812,088	$2,861,891	$48,733	$304,130	$2,933,680
(1) Investment shares	85,370	88,275	1,124	26,515	58,081
(2) Investments, at cost	$2,084,922	$2,169,662	$19,938	$321,519	$1,765,088

December 31, 2024 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2
Assets
Investments, at fair value(1),(2)	$2,723,305	$336,139	$262,698	$178,799	$2,244,204
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	6
Receivable for share redemptions	3,187	449	331	206	2,767
Total assets	2,726,492	336,588	263,029	179,005	2,246,977

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,824	398	296	182	2,372
Administrative charge	363	44	35	24	296
Contract terminations	—	7	—	—	99
Payable for investments purchased	—	—	—	—	6
Total liabilities	3,187	449	331	206	2,773
Net assets applicable to contracts in accumulation period	2,718,567	336,006	262,465	178,692	2,244,102
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	4,738	133	233	107	102
Total net assets	$2,723,305	$336,139	$262,698	$178,799	$2,244,204
(1) Investment shares	56,383	34,476	27,887	21,160	163,096
(2) Investments, at cost	$1,670,922	$323,258	$241,180	$197,247	$2,209,247

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	15

Statement of Assets and Liabilities

December 31, 2024 (continued)	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave VST Third Ave Value	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$5,345,638	$164,618	$219,904	$7,460,764	$59,350,836
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,215	—	—	—	—
Receivable for share redemptions	8,025	228	284	8,786	77,667
Total assets	5,355,878	164,846	220,188	7,469,550	59,428,503

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,071	207	255	7,798	69,817
Administrative charge	694	21	29	988	7,850
Contract terminations	260	—	—	—	—
Payable for investments purchased	2,215	—	—	—	—
Total liabilities	10,240	228	284	8,786	77,667
Net assets applicable to contracts in accumulation period	5,345,453	162,761	219,666	7,460,418	59,350,778
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	185	1,857	238	346	58
Total net assets	$5,345,638	$164,618	$219,904	$7,460,764	$59,350,836
(1) Investment shares	469,740	13,191	10,748	234,468	1,862,279
(2) Investments, at cost	$6,960,394	$158,871	$193,886	$3,282,452	$22,067,161

December 31, 2024 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$11,217,749	$33,522,817	$272,954	$26,470	$9,458,751
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	13,691	57,090	310	27	14,730
Total assets	11,231,440	33,579,907	273,264	26,497	9,473,481

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	12,193	38,330	274	24	11,731
Administrative charge	1,498	4,421	36	3	1,247
Contract terminations	—	14,339	—	—	1,752
Payable for investments purchased	—	—	—	—	—
Total liabilities	13,691	57,090	310	27	14,730
Net assets applicable to contracts in accumulation period	11,217,537	33,522,752	272,470	25,897	9,458,528
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	212	65	484	573	223
Total net assets	$11,217,749	$33,522,817	$272,954	$26,470	$9,458,751
(1) Investment shares	698,490	2,087,348	19,736	1,681	711,184
(2) Investments, at cost	$9,853,590	$26,675,925	$218,513	$18,057	$8,247,757

See accompanying notes to financial statements.

16	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Assets
Investments, at fair value(1),(2)	$24,928,717	$80,977,380	$148,717,527	$181,204,105	$547,871,195
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	33,915	105,628	201,784	207,201	734,692
Total assets	24,962,632	81,083,008	148,919,311	181,411,306	548,605,887

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	30,196	93,601	180,086	183,237	631,345
Administrative charge	3,276	10,727	19,716	23,914	72,461
Contract terminations	443	1,300	1,982	50	30,886
Payable for investments purchased	—	—	—	—	—
Total liabilities	33,915	105,628	201,784	207,201	734,692
Net assets applicable to contracts in accumulation period	24,928,622	80,977,295	148,717,477	181,204,001	547,871,070
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	95	85	50	104	125
Total net assets	$24,928,717	$80,977,380	$148,717,527	$181,204,105	$547,871,195
(1) Investment shares	1,654,195	4,204,433	7,944,312	7,773,664	23,473,487
(2) Investments, at cost	$19,037,141	$49,611,015	$98,587,840	$100,464,393	$269,475,401

December 31, 2024 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$30,435,072	$136,099,329	$20,858,099	$53,369,809	$625,918
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	1,449	—
Receivable for share redemptions	36,599	191,004	27,865	81,461	893
Total assets	30,471,671	136,290,333	20,885,964	53,452,719	626,811

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	32,525	166,077	22,114	63,646	810
Administrative charge	4,024	17,998	2,754	7,050	83
Contract terminations	50	6,929	2,997	10,765	—
Payable for investments purchased	—	—	—	1,449	—
Total liabilities	36,599	191,004	27,865	82,910	893
Net assets applicable to contracts in accumulation period	30,434,490	136,099,271	20,857,916	53,369,736	625,297
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	582	58	183	73	621
Total net assets	$30,435,072	$136,099,329	$20,858,099	$53,369,809	$625,918
(1) Investment shares	1,116,883	4,987,150	1,082,975	2,766,709	13,863
(2) Investments, at cost	$13,914,680	$55,055,437	$13,791,066	$32,192,043	$168,656

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	17

Statement of Assets and Liabilities

December 31, 2024 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn
Assets
Investments, at fair value(1),(2)	$8,114,853	$328,196	$4,286,637	$2,472,250	$4,700,161
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	23	—	—	—	—
Receivable for share redemptions	12,775	360	4,241	2,460	8,305
Total assets	8,127,651	328,556	4,290,878	2,474,710	4,708,466

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,748	317	3,672	2,135	6,273
Administrative charge	1,073	43	569	325	625
Contract terminations	954	—	—	—	1,407
Payable for investments purchased	23	—	—	—	—
Total liabilities	12,798	360	4,241	2,460	8,305
Net assets applicable to contracts in accumulation period	8,114,577	327,707	4,286,156	2,471,759	4,699,376
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	276	489	481	491	785
Total net assets	$8,114,853	$328,196	$4,286,637	$2,472,250	$4,700,161
(1) Investment shares	210,393	22,587	224,902	147,773	308,815
(2) Investments, at cost	$4,275,421	$256,288	$3,050,941	$1,936,714	$5,724,678

December 31, 2024 (continued)					Wanger Intl
Assets
Investments, at fair value(1),(2)					$4,142,853
Dividends receivable					—
Accounts receivable from RiverSource Life for contract purchase payments					3,296
Receivable for share redemptions					6,123
Total assets					4,152,272

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee					5,338
Administrative charge					534
Contract terminations					251
Payable for investments purchased					3,296
Total liabilities					9,419
Net assets applicable to contracts in accumulation period					4,142,442
Net assets applicable to contracts in payment period					—
Net assets applicable to seed money					411
Total net assets					$4,142,853
(1) Investment shares					224,667
(2) Investments, at cost					$5,264,084
See accompanying notes to financial statements.

18	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2024	AB VPS Bal Hedged Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Investment income
Dividend income	$5,378	$194,758	$—	$57,099	$—
Variable account expenses	3,899	143,333	37,637	60,578	12,977
Investment income (loss) — net	1,479	51,425	(37,637)	(3,479)	(12,977)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,383	1,485,549	520,848	455,835	66,976
Cost of investments sold	14,279	1,354,505	321,324	364,822	47,808
Net realized gain (loss) on sales of investments	(1,896)	131,044	199,524	91,013	19,168
Distributions from capital gains	6,195	—	124,012	160,664	2,771
Net change in unrealized appreciation (depreciation) of investments	15,022	112,366	293,092	242,319	30,299
Net gain (loss) on investments	19,321	243,410	616,628	493,996	52,238
Net increase (decrease) in net assets resulting from operations	$20,800	$294,835	$578,991	$490,517	$39,261

Year ended December 31, 2024 (continued)	Allspg VT Dis All Cap Gro, Cl 1	Allspg VT Dis All Cap Gro, Cl 2	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2
Investment income
Dividend income	$—	$—	$73,480	$1,530	$1,950
Variable account expenses	4,289	242,051	79,412	7,451	55,153
Investment income (loss) — net	(4,289)	(242,051)	(5,932)	(5,921)	(53,203)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	42,725	3,849,056	582,161	14,025	671,872
Cost of investments sold	37,878	3,655,578	491,040	11,608	550,540
Net realized gain (loss) on sales of investments	4,847	193,478	91,121	2,417	121,332
Distributions from capital gains	15,788	808,686	355,397	55,499	408,130
Net change in unrealized appreciation (depreciation) of investments	46,596	2,142,407	252,984	18,797	41,983
Net gain (loss) on investments	67,231	3,144,571	699,502	76,713	571,445
Net increase (decrease) in net assets resulting from operations	$62,942	$2,902,520	$693,570	$70,792	$518,242

Year ended December 31, 2024 (continued)	Allspg VT Sm Cap Gro, Cl 2	BNY Mellon IP MidCap Stock, Serv	BNY Mellon IP Tech Gro, Serv	BNY Mellon Sus US Eq, Init	BNY Mellon VIF Appr, Serv
Investment income
Dividend income	$—	$480	$—	$2,480	$234
Variable account expenses	46,176	1,201	42,275	6,277	1,894
Investment income (loss) — net	(46,176)	(721)	(42,275)	(3,797)	(1,660)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	490,906	7,300	793,239	82,619	1,636
Cost of investments sold	509,751	5,843	527,316	54,955	1,672
Net realized gain (loss) on sales of investments	(18,845)	1,457	265,923	27,664	(36)
Distributions from capital gains	—	1,137	—	2,953	9,330
Net change in unrealized appreciation (depreciation) of investments	554,796	6,321	337,377	67,288	5,249
Net gain (loss) on investments	535,951	8,915	603,300	97,905	14,543
Net increase (decrease) in net assets resulting from operations	$489,775	$8,194	$561,025	$94,108	$12,883

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	19

Statement of Operations

Year ended December 31, 2024 (continued)	CB Var Sm Cap Gro, Cl I	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$64,405
Variable account expenses	1,543	33,718	210,378	265,374	92,285
Investment income (loss) — net	(1,543)	(33,718)	(210,378)	(265,374)	(27,880)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,601	361,156	2,861,863	3,408,908	954,354
Cost of investments sold	11,139	168,287	719,679	1,381,667	1,271,161
Net realized gain (loss) on sales of investments	2,462	192,869	2,142,184	2,027,241	(316,807)
Distributions from capital gains	3,065	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(1,493)	129,235	1,066,555	328,045	562,106
Net gain (loss) on investments	4,034	322,104	3,208,739	2,355,286	245,299
Net increase (decrease) in net assets resulting from operations	$2,491	$288,386	$2,998,361	$2,089,912	$217,419

Year ended December 31, 2024 (continued)	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3
Investment income
Dividend income	$4,643	$922,981	$166,110	$13,005	$153,131
Variable account expenses	1,194	295,677	47,267	2,903	47,867
Investment income (loss) — net	3,449	627,304	118,843	10,102	105,264

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,817	3,365,770	491,955	7,672	603,914
Cost of investments sold	2,817	3,365,715	523,184	9,665	708,548
Net realized gain (loss) on sales of investments	—	55	(31,229)	(1,993)	(104,634)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	(54)	59,272	2,237	113,889
Net gain (loss) on investments	—	1	28,043	244	9,255
Net increase (decrease) in net assets resulting from operations	$3,449	$627,305	$146,886	$10,346	$114,519

Year ended December 31, 2024 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Overseas Core, Cl 3
Investment income
Dividend income	$297,049	$—	$—	$—	$13,920
Variable account expenses	94,211	2,077	13,021	79,983	4,694
Investment income (loss) — net	202,838	(2,077)	(13,021)	(79,983)	9,226

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,053,451	195,026	127,783	979,591	33,393
Cost of investments sold	1,269,496	73,117	33,965	227,632	31,514
Net realized gain (loss) on sales of investments	(216,045)	121,909	93,818	751,959	1,879
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	37,005	(74,188)	112,792	574,091	(4,832)
Net gain (loss) on investments	(179,040)	47,721	206,610	1,326,050	(2,953)
Net increase (decrease) in net assets resulting from operations	$23,798	$45,644	$193,589	$1,246,067	$6,273

See accompanying notes to financial statements.

20	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2024 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$4,054
Variable account expenses	1,724	24,966	403	9,519	12,575
Investment income (loss) — net	(1,724)	(24,966)	(403)	(9,519)	(8,521)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,197	294,993	13,989	60,189	166,157
Cost of investments sold	2,264	96,291	4,863	21,390	172,284
Net realized gain (loss) on sales of investments	3,933	198,702	9,126	38,799	(6,127)
Distributions from capital gains	—	—	—	—	33,332
Net change in unrealized appreciation (depreciation) of investments	7,665	156,769	(5,740)	50,747	31,201
Net gain (loss) on investments	11,598	355,471	3,386	89,546	58,406
Net increase (decrease) in net assets resulting from operations	$9,874	$330,505	$2,983	$80,027	$49,885

Year ended December 31, 2024 (continued)	Col VP Sm Co Gro, Cl 1	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 3
Investment income
Dividend income	$483	$3,870	$120,083	$414	$22,329
Variable account expenses	265	1,456	56,438	238	19,985
Investment income (loss) — net	218	2,414	63,645	176	2,344

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	273	15,480	649,396	1,003	224,555
Cost of investments sold	263	18,035	745,089	1,984	308,610
Net realized gain (loss) on sales of investments	10	(2,555)	(95,693)	(981)	(84,055)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,967	389	30,173	1,216	49,523
Net gain (loss) on investments	3,977	(2,166)	(65,520)	235	(34,532)
Net increase (decrease) in net assets resulting from operations	$4,195	$248	$(1,875)	$411	$(32,188)

Year ended December 31, 2024 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 3	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2
Investment income
Dividend income	$—	$—	$44,018	$4,564	$2,548
Variable account expenses	15,244	471	9,401	3,191	2,243
Investment income (loss) — net	(15,244)	(471)	34,617	1,373	305

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	370,039	972	84,428	25,910	5,998
Cost of investments sold	143,762	320	88,864	19,293	4,202
Net realized gain (loss) on sales of investments	226,277	652	(4,436)	6,617	1,796
Distributions from capital gains	—	—	—	7,873	4,761
Net change in unrealized appreciation (depreciation) of investments	(37,712)	2,015	2,045	17,172	12,392
Net gain (loss) on investments	188,565	2,667	(2,391)	31,662	18,949
Net increase (decrease) in net assets resulting from operations	$173,321	$2,196	$32,226	$33,035	$19,254

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	21

Statement of Operations

Year ended December 31, 2024 (continued)	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Investment income
Dividend income	$2,957	$13,078	$461	$16,266	$840
Variable account expenses	42,005	563,902	11,884	18,287	947
Investment income (loss) — net	(39,048)	(550,824)	(11,423)	(2,021)	(107)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	468,174	11,551,414	143,708	149,226	975
Cost of investments sold	284,174	6,801,461	105,039	90,996	556
Net realized gain (loss) on sales of investments	184,000	4,749,953	38,669	58,230	419
Distributions from capital gains	394,408	4,027,759	39,678	79,250	4,520
Net change in unrealized appreciation (depreciation) of investments	342,735	1,771,272	113,418	86,651	6,729
Net gain (loss) on investments	921,143	10,548,984	191,765	224,131	11,668
Net increase (decrease) in net assets resulting from operations	$882,095	$9,998,160	$180,342	$222,110	$11,561

Year ended December 31, 2024 (continued)	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Investment income
Dividend income	$—	$—	$33,245	$15,782	$186,681
Variable account expenses	516	30,546	7,596	3,706	97,383
Investment income (loss) — net	(516)	(30,546)	25,649	12,076	89,298

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	529	421,792	93,711	23,362	1,026,662
Cost of investments sold	317	284,542	110,194	25,904	1,167,971
Net realized gain (loss) on sales of investments	212	137,250	(16,483)	(2,542)	(141,309)
Distributions from capital gains	9,817	482,565	—	—	—
Net change in unrealized appreciation (depreciation) of investments	894	(50,024)	31,708	8,137	49,131
Net gain (loss) on investments	10,923	569,791	15,225	5,595	(92,178)
Net increase (decrease) in net assets resulting from operations	$10,407	$539,245	$40,874	$17,671	$(2,880)

Year ended December 31, 2024 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2
Investment income
Dividend income	$21,991	$39,254	$682	$42,676	$27,916
Variable account expenses	63,106	170,918	635	51,374	20,641
Investment income (loss) — net	(41,115)	(131,664)	47	(8,698)	7,275

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	644,584	2,134,676	3,839	589,041	141,604
Cost of investments sold	524,591	1,795,029	2,656	423,566	171,621
Net realized gain (loss) on sales of investments	119,993	339,647	1,183	165,475	(30,017)
Distributions from capital gains	608,685	1,539,587	1,965	138,249	—
Net change in unrealized appreciation (depreciation) of investments	9,448	(40,488)	(1,810)	(184,513)	1,665
Net gain (loss) on investments	738,126	1,838,746	1,338	119,211	(28,352)
Net increase (decrease) in net assets resulting from operations	$697,011	$1,707,082	$1,385	$110,513	$(21,077)

See accompanying notes to financial statements.

22	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2024 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2
Investment income
Dividend income	$199,452	$337,272	$2,152	$27,291	$—
Variable account expenses	57,877	240,052	3,776	40,309	70,045
Investment income (loss) — net	141,575	97,220	(1,624)	(13,018)	(70,045)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	478,891	2,921,569	34,291	335,643	775,850
Cost of investments sold	488,679	2,818,045	29,784	353,400	873,100
Net realized gain (loss) on sales of investments	(9,788)	103,524	4,507	(17,757)	(97,250)
Distributions from capital gains	16,341	350,734	10,238	67,455	—
Net change in unrealized appreciation (depreciation) of investments	61,991	1,133,572	5,383	245,328	666,700
Net gain (loss) on investments	68,544	1,587,830	20,128	295,026	569,450
Net increase (decrease) in net assets resulting from operations	$210,119	$1,685,050	$18,504	$282,008	$499,405

Year ended December 31, 2024 (continued)	GS VIT Intl Eq Insights, Inst	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I
Investment income
Dividend income	$165	$91,571	$—	$10,904	$—
Variable account expenses	227	153,125	2,943	23,733	41,053
Investment income (loss) — net	(62)	(61,554)	(2,943)	(12,829)	(41,053)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,041	1,841,460	5,146	263,791	412,771
Cost of investments sold	12,005	1,641,334	4,178	188,694	294,236
Net realized gain (loss) on sales of investments	1,036	200,126	968	75,097	118,535
Distributions from capital gains	192	523,543	16,243	235,574	—
Net change in unrealized appreciation (depreciation) of investments	208	318,425	36,273	111,892	779,700
Net gain (loss) on investments	1,436	1,042,094	53,484	422,563	898,235
Net increase (decrease) in net assets resulting from operations	$1,374	$980,540	$50,541	$409,734	$857,182

Year ended December 31, 2024 (continued)	Invesco VI Am Fran, Ser II	Invesco VI American Value, Ser II	Invesco VI Cap Appr, Ser I	Invesco VI Cap Appr, Ser II	Invesco VI Comstock, Ser II
Investment income
Dividend income	$—	$42,989	$—	$—	$331,432
Variable account expenses	12,733	83,457	13,794	143,580	380,301
Investment income (loss) — net	(12,733)	(40,468)	(13,794)	(143,580)	(48,869)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	52,827	1,390,635	123,628	2,353,644	4,716,897
Cost of investments sold	40,624	1,426,218	100,653	1,926,302	3,421,335
Net realized gain (loss) on sales of investments	12,203	(35,583)	22,975	427,342	1,295,562
Distributions from capital gains	—	128,900	—	—	1,554,638
Net change in unrealized appreciation (depreciation) of investments	215,714	1,358,859	256,599	2,196,894	34,093
Net gain (loss) on investments	227,917	1,452,176	279,574	2,624,236	2,884,293
Net increase (decrease) in net assets resulting from operations	$215,184	$1,411,708	$265,780	$2,480,656	$2,835,424

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	23

Statement of Operations

Year ended December 31, 2024 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI EQV Intl Eq, Ser I
Investment income
Dividend income	$35,316	$211	$—	$—	$9,393
Variable account expenses	73,209	545	980	5,234	7,676
Investment income (loss) — net	(37,893)	(334)	(980)	(5,234)	1,717

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	874,410	9,648	2,854	127,848	39,915
Cost of investments sold	739,622	8,264	2,904	133,561	30,232
Net realized gain (loss) on sales of investments	134,788	1,384	(50)	(5,713)	9,683
Distributions from capital gains	424,131	3,653	—	—	2,792
Net change in unrealized appreciation (depreciation) of investments	599,413	4,691	14,466	87,945	(17,355)
Net gain (loss) on investments	1,158,332	9,728	14,416	82,232	(4,880)
Net increase (decrease) in net assets resulting from operations	$1,120,439	$9,394	$13,436	$76,998	$(3,163)

Year ended December 31, 2024 (continued)	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II
Investment income
Dividend income	$7,523	$—	$—	$1,715	$297,570
Variable account expenses	8,168	15	26,440	796	174,972
Investment income (loss) — net	(645)	(15)	(26,440)	919	122,598

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	102,277	85	321,036	6,637	1,965,243
Cost of investments sold	93,306	70	274,627	7,971	2,215,677
Net realized gain (loss) on sales of investments	8,971	15	46,409	(1,334)	(250,434)
Distributions from capital gains	2,605	64	115,571	—	—
Net change in unrealized appreciation (depreciation) of investments	(15,567)	80	121,859	1,395	271,492
Net gain (loss) on investments	(3,991)	159	283,839	61	21,058
Net increase (decrease) in net assets resulting from operations	$(4,636)	$144	$257,399	$980	$143,656

Year ended December 31, 2024 (continued)	Invesco VI Gro & Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser I	Invesco VI Mn St Mid Cap, Ser II	Invesco VI Mn St Sm Cap, Ser II
Investment income
Dividend income	$4,620	$—	$—	$742	$—
Variable account expenses	5,795	702	430	10,594	25,056
Investment income (loss) — net	(1,175)	(702)	(430)	(9,852)	(25,056)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	106,019	1,521	502	151,574	289,401
Cost of investments sold	97,932	1,427	509	152,674	217,351
Net realized gain (loss) on sales of investments	8,087	94	(7)	(1,100)	72,050
Distributions from capital gains	23,756	—	3,066	14,864	69,641
Net change in unrealized appreciation (depreciation) of investments	23,215	1,691	3,203	82,581	82,945
Net gain (loss) on investments	55,058	1,785	6,262	96,345	224,636
Net increase (decrease) in net assets resulting from operations	$53,883	$1,083	$5,832	$86,493	$199,580

See accompanying notes to financial statements.

24	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2024 (continued)	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Gbl Res, Inst	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv
Investment income
Dividend income	$24,266	$4,453	$7,320	$—	$1,913
Variable account expenses	16,623	10,136	13,694	2,837	2,248
Investment income (loss) — net	7,643	(5,683)	(6,374)	(2,837)	(335)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	126,712	58,773	83,001	9,654	25,065
Cost of investments sold	74,593	42,938	51,160	4,787	21,432
Net realized gain (loss) on sales of investments	52,119	15,835	31,841	4,867	3,633
Distributions from capital gains	—	31,156	31,068	—	—
Net change in unrealized appreciation (depreciation) of investments	91,985	47,270	128,816	43,845	2,499
Net gain (loss) on investments	144,104	94,261	191,725	48,712	6,132
Net increase (decrease) in net assets resulting from operations	$151,747	$88,578	$185,351	$45,875	$5,797

Year ended December 31, 2024 (continued)	Janus Henderson VIT Res, Serv	Lazard Retire Intl Eq, Serv	LVIP AC Disc Core Val, Std Cl II	LVIP AC Inflation Prot, Serv Cl	LVIP AC Intl, Serv Cl
Investment income
Dividend income	$—	$1,062	$2,169	$455,244	$36
Variable account expenses	24,686	535	2,425	211,005	33
Investment income (loss) — net	(24,686)	527	(256)	244,239	3

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	400,317	583	29,951	1,843,627	46
Cost of investments sold	257,893	624	29,261	2,009,941	37
Net realized gain (loss) on sales of investments	142,424	(41)	690	(166,314)	9
Distributions from capital gains	45,987	86	—	—	—
Net change in unrealized appreciation (depreciation) of investments	281,861	838	18,325	(77,300)	19
Net gain (loss) on investments	470,272	883	19,015	(243,614)	28
Net increase (decrease) in net assets resulting from operations	$445,586	$1,410	$18,759	$625	$31

Year ended December 31, 2024 (continued)	LVIP AC Mid Cap Val, Serv Cl	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP Baron Gro Opp, Serv Cl
Investment income
Dividend income	$1,956	$—	$10,621	$7,872	$132
Variable account expenses	1,363	103,901	6,809	3,984	849
Investment income (loss) — net	593	(103,901)	3,812	3,888	(717)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,372	1,640,006	11,100	51,985	1,935
Cost of investments sold	1,177	1,057,124	10,135	35,643	942
Net realized gain (loss) on sales of investments	195	582,882	965	16,342	993
Distributions from capital gains	3,787	558,233	21,330	16,516	265
Net change in unrealized appreciation (depreciation) of investments	607	468,253	(202)	(15,030)	1,654
Net gain (loss) on investments	4,589	1,609,368	22,093	17,828	2,912
Net increase (decrease) in net assets resulting from operations	$5,182	$1,505,467	$25,905	$21,716	$2,195

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	25

Statement of Operations

Year ended December 31, 2024 (continued)	LVIP JPM US Eq, Std Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Init Cl
Investment income
Dividend income	$1,124	$5,935	$3,589	$2,337	$—
Variable account expenses	3,248	11,676	9,949	23,110	4,574
Investment income (loss) — net	(2,124)	(5,741)	(6,360)	(20,773)	(4,574)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	44,916	228,086	28,539	219,781	32,115
Cost of investments sold	36,453	155,141	19,032	189,308	39,452
Net realized gain (loss) on sales of investments	8,463	72,945	9,507	30,473	(7,337)
Distributions from capital gains	9,416	60,386	56,002	162,581	—
Net change in unrealized appreciation (depreciation) of investments	27,857	8,013	63,513	69,471	26,771
Net gain (loss) on investments	45,736	141,344	129,022	262,525	19,434
Net increase (decrease) in net assets resulting from operations	$43,612	$135,603	$122,662	$241,752	$14,860

Year ended December 31, 2024 (continued)	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl	MFS Total Return, Serv Cl	MFS Utilities, Init Cl
Investment income
Dividend income	$—	$1,730	$777	$282,314	$50,868
Variable account expenses	19,264	4,169	368	166,015	31,701
Investment income (loss) — net	(19,264)	(2,439)	409	116,299	19,167

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	193,879	24,603	1,325	1,731,713	223,771
Cost of investments sold	271,484	17,746	1,178	1,589,366	188,177
Net realized gain (loss) on sales of investments	(77,605)	6,857	147	142,347	35,594
Distributions from capital gains	—	16,636	1,503	605,561	62,771
Net change in unrealized appreciation (depreciation) of investments	164,312	23,934	(109)	(129,938)	98,538
Net gain (loss) on investments	86,707	47,427	1,541	617,970	196,903
Net increase (decrease) in net assets resulting from operations	$67,443	$44,988	$1,950	$734,269	$216,070

Year ended December 31, 2024 (continued)	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	PIMCO VIT All Asset, Advisor Cl	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB
Investment income
Dividend income	$18,040	$—	$34,540	$25,060	$8,028
Variable account expenses	12,007	745	9,451	5,567	1,811
Investment income (loss) — net	6,033	(745)	25,089	19,493	6,217

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	159,451	3,850	194,656	28,922	22,473
Cost of investments sold	137,150	8,310	222,197	42,799	33,579
Net realized gain (loss) on sales of investments	22,301	(4,460)	(27,541)	(13,877)	(11,106)
Distributions from capital gains	25,117	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	30,734	21,934	14,651	12,159	10,386
Net gain (loss) on investments	78,152	17,474	(12,890)	(1,718)	(720)
Net increase (decrease) in net assets resulting from operations	$84,185	$16,729	$12,199	$17,775	$5,497

See accompanying notes to financial statements.

26	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2024 (continued)	Put VT Emerg Mkts Eq, Cl IB	Put VT Focused Intl Eq, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB
Investment income
Dividend income	$3,020	$7,116	$3,548	$20,588	$4,536
Variable account expenses	2,780	5,353	10,123	4,948	1,071
Investment income (loss) — net	240	1,763	(6,575)	15,640	3,465

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	32,034	23,210	191,972	17,348	15,067
Cost of investments sold	26,807	23,135	161,175	21,584	18,103
Net realized gain (loss) on sales of investments	5,227	75	30,797	(4,236)	(3,036)
Distributions from capital gains	—	—	32,675	—	—
Net change in unrealized appreciation (depreciation) of investments	22,607	6,900	(43,492)	11,234	4,280
Net gain (loss) on investments	27,834	6,975	19,980	6,998	1,244
Net increase (decrease) in net assets resulting from operations	$28,074	$8,738	$13,405	$22,638	$4,709

Year ended December 31, 2024 (continued)	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB	Put VT Lg Cap Gro, Cl IA	Put VT Lg Cap Gro, Cl IB
Investment income
Dividend income	$1,305	$69,250	$6	$538	$—
Variable account expenses	337	42,728	4	8,078	16,365
Investment income (loss) — net	968	26,522	2	(7,540)	(16,365)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,037	533,312	4	46,084	108,111
Cost of investments sold	4,074	467,971	3	28,253	67,847
Net realized gain (loss) on sales of investments	(1,037)	65,341	1	17,831	40,264
Distributions from capital gains	—	—	1	23,706	49,278
Net change in unrealized appreciation (depreciation) of investments	318	(26,433)	6	121,708	239,745
Net gain (loss) on investments	(719)	38,908	8	163,245	329,287
Net increase (decrease) in net assets resulting from operations	$249	$65,430	$10	$155,705	$312,922

Year ended December 31, 2024 (continued)	Put VT Lg Cap Val, Cl IA	Put VT Lg Cap Val, Cl IB	Put VT Research, Cl IB	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA
Investment income
Dividend income	$36,375	$33,538	$197	$5,640	$11,187
Variable account expenses	39,970	39,655	637	9,125	41,218
Investment income (loss) — net	(3,595)	(6,117)	(440)	(3,485)	(30,031)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	208,481	495,731	8,646	368,935	259,276
Cost of investments sold	156,266	380,151	4,804	368,824	161,849
Net realized gain (loss) on sales of investments	52,215	115,580	3,842	111	97,427
Distributions from capital gains	124,899	136,507	312	27,370	18,436
Net change in unrealized appreciation (depreciation) of investments	275,850	237,137	6,913	28,019	468,860
Net gain (loss) on investments	452,964	489,224	11,067	55,500	584,723
Net increase (decrease) in net assets resulting from operations	$449,369	$483,107	$10,627	$52,015	$554,692

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	27

Statement of Operations

Year ended December 31, 2024 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2
Investment income
Dividend income	$6,190	$—	$3,175	$6,950	$59,886
Variable account expenses	39,968	4,855	4,056	2,422	33,462
Investment income (loss) — net	(33,778)	(4,855)	(881)	4,528	26,424

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	830,293	25,398	50,028	55,598	308,059
Cost of investments sold	549,485	25,779	44,769	65,868	289,954
Net realized gain (loss) on sales of investments	280,808	(381)	5,259	(10,270)	18,105
Distributions from capital gains	20,067	22,568	10,731	1,336	—
Net change in unrealized appreciation (depreciation) of investments	318,408	18,422	(9,767)	13,613	(92,454)
Net gain (loss) on investments	619,283	40,609	6,223	4,679	(74,349)
Net increase (decrease) in net assets resulting from operations	$585,505	$35,754	$5,342	$9,207	$(47,925)

Year ended December 31, 2024 (continued)	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave VST Third Ave Value	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$—	$1,630	$6,015	$—	$—
Variable account expenses	97,567	3,124	3,518	108,601	940,222
Investment income (loss) — net	(97,567)	(1,494)	2,497	(108,601)	(940,222)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,028,894	116,699	14,347	2,121,318	11,570,613
Cost of investments sold	1,264,801	111,620	11,305	1,005,455	4,546,202
Net realized gain (loss) on sales of investments	(235,907)	5,079	3,042	1,115,863	7,024,411
Distributions from capital gains	—	558	18,395	—	—
Net change in unrealized appreciation (depreciation) of investments	(430,135)	5,641	(32,255)	(76,656)	782,803
Net gain (loss) on investments	(666,042)	11,278	(10,818)	1,039,207	7,807,214
Net increase (decrease) in net assets resulting from operations	$(763,609)	$9,784	$(8,321)	$930,606	$6,866,992

Year ended December 31, 2024 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	159,882	525,819	3,814	322	159,258
Investment income (loss) — net	(159,882)	(525,819)	(3,814)	(322)	(159,258)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,448,970	7,830,714	44,125	3,118	1,873,967
Cost of investments sold	3,088,709	6,379,334	35,504	2,184	1,668,360
Net realized gain (loss) on sales of investments	360,261	1,451,380	8,621	934	205,607
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	121,854	148,753	18,330	2,095	225,027
Net gain (loss) on investments	482,115	1,600,133	26,951	3,029	430,634
Net increase (decrease) in net assets resulting from operations	$322,233	$1,074,314	$23,137	$2,707	$271,376

See accompanying notes to financial statements.

28	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2024 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	403,822	1,245,933	2,427,893	2,474,107	8,625,412
Investment income (loss) — net	(403,822)	(1,245,933)	(2,427,893)	(2,474,107)	(8,625,412)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,893,127	14,131,251	27,964,383	30,216,039	110,775,218
Cost of investments sold	3,830,076	8,971,936	18,994,001	17,106,809	55,575,140
Net realized gain (loss) on sales of investments	1,063,051	5,159,315	8,970,382	13,109,230	55,200,078
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	670,465	4,478,818	5,491,102	2,826,614	(5,575,404)
Net gain (loss) on investments	1,733,516	9,638,133	14,461,484	15,935,844	49,624,674
Net increase (decrease) in net assets resulting from operations	$1,329,694	$8,392,200	$12,033,591	$13,461,737	$40,999,262

Year ended December 31, 2024 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	448,314	2,202,916	306,653	869,713	11,089
Investment income (loss) — net	(448,314)	(2,202,916)	(306,653)	(869,713)	(11,089)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,537,629	23,125,252	4,983,355	11,966,538	217,766
Cost of investments sold	3,614,390	9,693,968	3,302,145	7,358,361	68,479
Net realized gain (loss) on sales of investments	3,923,239	13,431,284	1,681,210	4,608,177	149,287
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(454,961)	1,488,664	(265,914)	(982,607)	(5,383)
Net gain (loss) on investments	3,468,278	14,919,948	1,415,296	3,625,570	143,904
Net increase (decrease) in net assets resulting from operations	$3,019,964	$12,717,032	$1,108,643	$2,755,857	$132,815

Year ended December 31, 2024 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	143,523	4,292	46,710	27,171	83,270
Investment income (loss) — net	(143,523)	(4,292)	(46,710)	(27,171)	(83,270)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,743,177	56,349	393,948	369,963	1,271,738
Cost of investments sold	934,844	45,960	292,632	302,703	1,636,186
Net realized gain (loss) on sales of investments	808,333	10,389	101,316	67,260	(364,448)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(145,015)	20,184	540,052	218,007	1,042,813
Net gain (loss) on investments	663,318	30,573	641,368	285,267	678,365
Net increase (decrease) in net assets resulting from operations	$519,795	$26,281	$594,658	$258,096	$595,095

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	29

Statement of Operations

Year ended December 31, 2024 (continued)	Wanger Intl
Investment income
Dividend income	$61,225
Variable account expenses	72,691
Investment income (loss) — net	(11,466)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	678,585
Cost of investments sold	808,250
Net realized gain (loss) on sales of investments	(129,665)
Distributions from capital gains	—
Net change in unrealized appreciation (depreciation) of investments	(289,088)
Net gain (loss) on investments	(418,753)
Net increase (decrease) in net assets resulting from operations	$(430,219)

See accompanying notes to financial statements.

30	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024	AB VPS Bal Hedged Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$1,479	$51,425	$(37,637)	$(3,479)	$(12,977)
Net realized gain (loss) on sales of investments	(1,896)	131,044	199,524	91,013	19,168
Distributions from capital gains	6,195	—	124,012	160,664	2,771
Net change in unrealized appreciation (depreciation) of investments	15,022	112,366	293,092	242,319	30,299
Net increase (decrease) in net assets resulting from operations	20,800	294,835	578,991	490,517	39,261

Contract transactions
Contract purchase payments	75	23,044	17,377	8,990	221
Net transfers(1)	287	542,857	18,254	13,378	11,784
Adjustments to net assets allocated to contracts in payment period	—	(30,251)	—	—	—
Contract charges	(1,002)	(42,895)	(4,709)	(9,241)	(1,865)
Contract terminations:
Surrender benefits	(6,534)	(819,481)	(154,453)	(295,812)	(43,870)
Death benefits	(749)	(368,599)	(302,946)	(86,336)	(8,077)
Increase (decrease) from transactions	(7,923)	(695,325)	(426,477)	(369,021)	(41,807)
Net assets at beginning of year	292,627	8,499,440	2,623,531	4,370,634	876,475
Net assets at end of year	$305,504	$8,098,950	$2,776,045	$4,492,130	$873,929

Accumulation unit activity
Units outstanding at beginning of year	149,364	6,628,771	743,310	1,237,732	541,197
Units purchased	211	431,845	14,144	6,610	9,868
Units redeemed	(4,248)	(910,117)	(106,334)	(94,707)	(38,924)
Units outstanding at end of year	145,327	6,150,499	651,120	1,149,635	512,141

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	31

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Allspg VT Dis All Cap Gro, Cl 1	Allspg VT Dis All Cap Gro, Cl 2	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2
Operations
Investment income (loss) — net	$(4,289)	$(242,051)	$(5,932)	$(5,921)	$(53,203)
Net realized gain (loss) on sales of investments	4,847	193,478	91,121	2,417	121,332
Distributions from capital gains	15,788	808,686	355,397	55,499	408,130
Net change in unrealized appreciation (depreciation) of investments	46,596	2,142,407	252,984	18,797	41,983
Net increase (decrease) in net assets resulting from operations	62,942	2,902,520	693,570	70,792	518,242

Contract transactions
Contract purchase payments	—	4,451	—	—	4,555
Net transfers(1)	21	(651,987)	(22,297)	665	(59,026)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(532)	(53,659)	(2,110)	(816)	(12,100)
Contract terminations:
Surrender benefits	(4,877)	(2,157,692)	(258,181)	(4,788)	(466,489)
Death benefits	(32,748)	(636,463)	(217,419)	(1,034)	(73,882)
Increase (decrease) from transactions	(38,136)	(3,495,350)	(500,007)	(5,973)	(606,942)
Net assets at beginning of year	339,700	16,337,379	5,367,334	515,089	4,086,978
Net assets at end of year	$364,506	$15,744,549	$5,560,897	$579,908	$3,998,278

Accumulation unit activity
Units outstanding at beginning of year	84,371	2,643,012	1,835,228	138,806	1,135,891
Units purchased	68	610	847	166	1,524
Units redeemed	(8,884)	(496,048)	(159,283)	(1,623)	(158,391)
Units outstanding at end of year	75,555	2,147,574	1,676,792	137,349	979,024

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

32	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Allspg VT Sm Cap Gro, Cl 2	BNY Mellon IP MidCap Stock, Serv	BNY Mellon IP Tech Gro, Serv	BNY Mellon Sus US Eq, Init	BNY Mellon VIF Appr, Serv
Operations
Investment income (loss) — net	$(46,176)	$(721)	$(42,275)	$(3,797)	$(1,660)
Net realized gain (loss) on sales of investments	(18,845)	1,457	265,923	27,664	(36)
Distributions from capital gains	—	1,137	—	2,953	9,330
Net change in unrealized appreciation (depreciation) of investments	554,796	6,321	337,377	67,288	5,249
Net increase (decrease) in net assets resulting from operations	489,775	8,194	561,025	94,108	12,883

Contract transactions
Contract purchase payments	1,324	—	7,185	225	—
Net transfers(1)	(41,216)	(6,099)	(276,996)	(4,637)	(3)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(9,321)	—	(11,658)	(362)	(10)
Contract terminations:
Surrender benefits	(267,391)	—	(258,443)	(38,853)	—
Death benefits	(86,173)	—	(100,059)	(32,490)	—
Increase (decrease) from transactions	(402,777)	(6,099)	(639,971)	(76,117)	(13)
Net assets at beginning of year	3,022,152	74,794	2,609,069	417,715	118,843
Net assets at end of year	$3,109,150	$76,889	$2,530,123	$435,706	$131,713

Accumulation unit activity
Units outstanding at beginning of year	1,566,931	20,751	497,646	166,149	27,698
Units purchased	12,777	—	1,688	—	—
Units redeemed	(180,327)	(1,588)	(107,516)	(26,643)	(3)
Units outstanding at end of year	1,399,381	19,163	391,818	139,506	27,695

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	33

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CB Var Sm Cap Gro, Cl I	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$(1,543)	$(33,718)	$(210,378)	$(265,374)	$(27,880)
Net realized gain (loss) on sales of investments	2,462	192,869	2,142,184	2,027,241	(316,807)
Distributions from capital gains	3,065	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(1,493)	129,235	1,066,555	328,045	562,106
Net increase (decrease) in net assets resulting from operations	2,491	288,386	2,998,361	2,089,912	217,419

Contract transactions
Contract purchase payments	—	397	40,007	31,023	14,776
Net transfers(1)	(203)	(73,831)	(688,779)	(461,365)	336,115
Adjustments to net assets allocated to contracts in payment period	—	(14,547)	(10,745)	(36,118)	—
Contract charges	(83)	(3,195)	(48,776)	(70,721)	(27,404)
Contract terminations:
Surrender benefits	(11,771)	(100,255)	(1,419,600)	(1,701,092)	(537,100)
Death benefits	—	(71,742)	(471,809)	(611,788)	(239,339)
Increase (decrease) from transactions	(12,057)	(263,173)	(2,599,702)	(2,850,061)	(452,952)
Net assets at beginning of year	100,174	2,356,696	13,413,220	16,147,034	5,548,383
Net assets at end of year	$90,608	$2,381,909	$13,811,879	$15,386,885	$5,312,850

Accumulation unit activity
Units outstanding at beginning of year	29,935	636,784	4,034,744	4,373,719	2,278,667
Units purchased	—	651	10,510	20,382	143,725
Units redeemed	(3,805)	(67,346)	(696,045)	(708,963)	(318,657)
Units outstanding at end of year	26,130	570,089	3,349,209	3,685,138	2,103,735

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

34	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3
Operations
Investment income (loss) — net	$3,449	$627,304	$118,843	$10,102	$105,264
Net realized gain (loss) on sales of investments	—	55	(31,229)	(1,993)	(104,634)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	(54)	59,272	2,237	113,889
Net increase (decrease) in net assets resulting from operations	3,449	627,305	146,886	10,346	114,519

Contract transactions
Contract purchase payments	350	30,500	3,701	—	19,509
Net transfers(1)	3,926	6,493,731	208,160	647	153,296
Adjustments to net assets allocated to contracts in payment period	—	(6,917)	—	—	—
Contract charges	(64)	(60,702)	(11,909)	(33)	(15,530)
Contract terminations:
Surrender benefits	(1,605)	(2,207,351)	(231,602)	(4,737)	(372,491)
Death benefits	—	(769,455)	(161,610)	—	(166,978)
Increase (decrease) from transactions	2,607	3,479,806	(193,260)	(4,123)	(382,194)
Net assets at beginning of year	90,455	17,346,883	2,923,675	225,484	2,976,056
Net assets at end of year	$96,511	$21,453,994	$2,877,301	$231,707	$2,708,381

Accumulation unit activity
Units outstanding at beginning of year	89,286	17,890,265	1,167,615	188,020	1,314,288
Units purchased	4,184	6,653,234	86,485	522	81,335
Units redeemed	(1,593)	(3,073,244)	(168,084)	(3,804)	(250,909)
Units outstanding at end of year	91,877	21,470,255	1,086,016	184,738	1,144,714

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	35

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Overseas Core, Cl 3
Operations
Investment income (loss) — net	$202,838	$(2,077)	$(13,021)	$(79,983)	$9,226
Net realized gain (loss) on sales of investments	(216,045)	121,909	93,818	751,959	1,879
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	37,005	(74,188)	112,792	574,091	(4,832)
Net increase (decrease) in net assets resulting from operations	23,798	45,644	193,589	1,246,067	6,273

Contract transactions
Contract purchase payments	56,075	—	44	175	126
Net transfers(1)	212,632	(72,901)	(58,062)	(78,524)	(2,143)
Adjustments to net assets allocated to contracts in payment period	(93,608)	—	—	(81,888)	—
Contract charges	(27,270)	(21)	(923)	(9,577)	(222)
Contract terminations:
Surrender benefits	(581,233)	(17,481)	(11,336)	(504,990)	(20,438)
Death benefits	(77,405)	(29,205)	(43,055)	(153,763)	(5,865)
Increase (decrease) from transactions	(510,809)	(119,608)	(113,332)	(828,567)	(28,542)
Net assets at beginning of year	6,555,171	236,583	718,306	5,773,687	327,546
Net assets at end of year	$6,068,160	$162,619	$798,563	$6,191,187	$305,277

Accumulation unit activity
Units outstanding at beginning of year	4,195,276	54,861	173,293	1,433,873	150,630
Units purchased	224,512	—	—	1,417	51
Units redeemed	(532,619)	(25,864)	(32,814)	(193,003)	(11,739)
Units outstanding at end of year	3,887,169	28,997	140,479	1,242,287	138,942

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

36	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(1,724)	$(24,966)	$(403)	$(9,519)	$(8,521)
Net realized gain (loss) on sales of investments	3,933	198,702	9,126	38,799	(6,127)
Distributions from capital gains	—	—	—	—	33,332
Net change in unrealized appreciation (depreciation) of investments	7,665	156,769	(5,740)	50,747	31,201
Net increase (decrease) in net assets resulting from operations	9,874	330,505	2,983	80,027	49,885

Contract transactions
Contract purchase payments	—	168	—	—	256
Net transfers(1)	(4)	(64,384)	(517)	507	(62,828)
Adjustments to net assets allocated to contracts in payment period	—	(3,139)	—	—	—
Contract charges	(13)	(3,998)	(81)	(1,086)	(4,381)
Contract terminations:
Surrender benefits	(4,456)	(113,066)	(12,986)	(47,813)	(62,737)
Death benefits	—	(59,589)	—	—	(9,399)
Increase (decrease) from transactions	(4,473)	(244,008)	(13,584)	(48,392)	(139,089)
Net assets at beginning of year	94,950	1,631,170	30,812	647,075	814,620
Net assets at end of year	$100,351	$1,717,667	$20,211	$678,710	$725,416

Accumulation unit activity
Units outstanding at beginning of year	26,890	383,210	11,193	182,117	226,259
Units purchased	—	802	—	454	67
Units redeemed	(1,282)	(52,391)	(5,269)	(11,369)	(38,383)
Units outstanding at end of year	25,608	331,621	5,924	171,202	187,943

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	37

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Sm Co Gro, Cl 1	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 3
Operations
Investment income (loss) — net	$218	$2,414	$63,645	$176	$2,344
Net realized gain (loss) on sales of investments	10	(2,555)	(95,693)	(981)	(84,055)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,967	389	30,173	1,216	49,523
Net increase (decrease) in net assets resulting from operations	4,195	248	(1,875)	411	(32,188)

Contract transactions
Contract purchase payments	—	—	28,897	—	2,044
Net transfers(1)	—	511	53,787	(11)	82,196
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(18,274)
Contract charges	(7)	(45)	(9,104)	(2)	(9,644)
Contract terminations:
Surrender benefits	—	(13,979)	(386,593)	(768)	(130,397)
Death benefits	—	—	(150,892)	—	(22,993)
Increase (decrease) from transactions	(7)	(13,513)	(463,905)	(781)	(97,068)
Net assets at beginning of year	18,598	129,262	4,007,576	14,369	1,249,187
Net assets at end of year	$22,786	$115,997	$3,541,796	$13,999	$1,119,931

Accumulation unit activity
Units outstanding at beginning of year	2,846	129,738	3,497,417	22,647	967,319
Units purchased	—	498	99,890	—	90,647
Units redeemed	(1)	(14,144)	(489,820)	(1,508)	(153,778)
Units outstanding at end of year	2,845	116,092	3,107,487	21,139	904,188

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

38	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 3	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2
Operations
Investment income (loss) — net	$(15,244)	$(471)	$34,617	$1,373	$305
Net realized gain (loss) on sales of investments	226,277	652	(4,436)	6,617	1,796
Distributions from capital gains	—	—	—	7,873	4,761
Net change in unrealized appreciation (depreciation) of investments	(37,712)	2,015	2,045	17,172	12,392
Net increase (decrease) in net assets resulting from operations	173,321	2,196	32,226	33,035	19,254

Contract transactions
Contract purchase payments	538	—	2,898	—	—
Net transfers(1)	(220,254)	(8)	2,276	60	2,403
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(5,806)	—	(3,592)	(147)	(100)
Contract terminations:
Surrender benefits	(112,733)	(493)	(51,522)	(22,573)	(3,646)
Death benefits	(12,710)	—	(8,642)	—	—
Increase (decrease) from transactions	(350,965)	(501)	(58,582)	(22,660)	(1,343)
Net assets at beginning of year	1,030,941	27,745	574,225	255,546	137,167
Net assets at end of year	$853,297	$29,440	$547,869	$265,921	$155,078

Accumulation unit activity
Units outstanding at beginning of year	406,562	5,576	411,834	74,031	40,053
Units purchased	171	—	14,788	16	650
Units redeemed	(125,052)	(111)	(58,252)	(6,675)	(932)
Units outstanding at end of year	281,681	5,465	368,370	67,372	39,771

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	39

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(39,048)	$(550,824)	$(11,423)	$(2,021)	$(107)
Net realized gain (loss) on sales of investments	184,000	4,749,953	38,669	58,230	419
Distributions from capital gains	394,408	4,027,759	39,678	79,250	4,520
Net change in unrealized appreciation (depreciation) of investments	342,735	1,771,272	113,418	86,651	6,729
Net increase (decrease) in net assets resulting from operations	882,095	9,998,160	180,342	222,110	11,561

Contract transactions
Contract purchase payments	200	84,922	19,858	9,510	—
Net transfers(1)	38,607	(3,629,876)	520	(3,120)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(5,719)	(142,126)	(974)	(1,678)	(27)
Contract terminations:
Surrender benefits	(396,829)	(5,440,327)	(144,564)	(56,878)	—
Death benefits	(18,602)	(1,625,060)	—	(68,275)	—
Increase (decrease) from transactions	(382,343)	(10,752,467)	(125,160)	(120,441)	(27)
Net assets at beginning of year	2,986,502	34,780,708	822,069	1,123,873	57,238
Net assets at end of year	$3,486,254	$34,026,401	$877,251	$1,225,542	$68,772

Accumulation unit activity
Units outstanding at beginning of year	568,420	6,114,177	149,440	325,857	14,807
Units purchased	6,650	12,909	2,900	2,308	—
Units redeemed	(71,622)	(1,568,389)	(23,860)	(32,560)	(6)
Units outstanding at end of year	503,448	4,558,697	128,480	295,605	14,801

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

40	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Operations
Investment income (loss) — net	$(516)	$(30,546)	$25,649	$12,076	$89,298
Net realized gain (loss) on sales of investments	212	137,250	(16,483)	(2,542)	(141,309)
Distributions from capital gains	9,817	482,565	—	—	—
Net change in unrealized appreciation (depreciation) of investments	894	(50,024)	31,708	8,137	49,131
Net increase (decrease) in net assets resulting from operations	10,407	539,245	40,874	17,671	(2,880)

Contract transactions
Contract purchase payments	—	—	—	—	33,862
Net transfers(1)	277	(17,617)	7,139	(8,810)	540,080
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(13)	(8,249)	(1,149)	(506)	(27,889)
Contract terminations:
Surrender benefits	—	(342,121)	(75,610)	(3,773)	(567,732)
Death benefits	—	(7,465)	(8,733)	(6,220)	(348,141)
Increase (decrease) from transactions	264	(375,452)	(78,353)	(19,309)	(369,820)
Net assets at beginning of year	36,092	2,058,474	626,913	260,218	5,897,334
Net assets at end of year	$46,763	$2,222,267	$589,434	$258,580	$5,524,634

Accumulation unit activity
Units outstanding at beginning of year	7,993	344,095	323,424	112,236	4,381,027
Units purchased	49	1,224	3,432	143	437,060
Units redeemed	(2)	(55,832)	(43,294)	(8,039)	(706,144)
Units outstanding at end of year	8,040	289,487	283,562	104,340	4,111,943

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	41

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$(41,115)	$(131,664)	$47	$(8,698)	$7,275
Net realized gain (loss) on sales of investments	119,993	339,647	1,183	165,475	(30,017)
Distributions from capital gains	608,685	1,539,587	1,965	138,249	—
Net change in unrealized appreciation (depreciation) of investments	9,448	(40,488)	(1,810)	(184,513)	1,665
Net increase (decrease) in net assets resulting from operations	697,011	1,707,082	1,385	110,513	(21,077)

Contract transactions
Contract purchase payments	193	8,500	6,727	8,998	18
Net transfers(1)	(37,337)	(361,820)	41	63,456	83,569
Adjustments to net assets allocated to contracts in payment period	—	(26,711)	—	—	—
Contract charges	(5,812)	(33,979)	(103)	(17,957)	(2,169)
Contract terminations:
Surrender benefits	(359,373)	(1,096,120)	(170)	(288,734)	(102,250)
Death benefits	(144,013)	(323,836)	(2,977)	(142,676)	(5,638)
Increase (decrease) from transactions	(546,342)	(1,833,966)	3,518	(376,913)	(26,470)
Net assets at beginning of year	4,626,227	11,589,085	36,587	3,184,900	1,555,335
Net assets at end of year	$4,776,896	$11,462,201	$41,490	$2,918,500	$1,507,788

Accumulation unit activity
Units outstanding at beginning of year	612,889	2,086,620	21,102	1,327,837	560,662
Units purchased	28	4,190	3,208	31,117	28,943
Units redeemed	(60,870)	(303,307)	(1,770)	(170,448)	(44,357)
Units outstanding at end of year	552,047	1,787,503	22,540	1,188,506	545,248

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

42	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2
Operations
Investment income (loss) — net	$141,575	$97,220	$(1,624)	$(13,018)	$(70,045)
Net realized gain (loss) on sales of investments	(9,788)	103,524	4,507	(17,757)	(97,250)
Distributions from capital gains	16,341	350,734	10,238	67,455	—
Net change in unrealized appreciation (depreciation) of investments	61,991	1,133,572	5,383	245,328	666,700
Net increase (decrease) in net assets resulting from operations	210,119	1,685,050	18,504	282,008	499,405

Contract transactions
Contract purchase payments	—	60,589	125	2,531	2,030
Net transfers(1)	(32,060)	(439,149)	602	1,769	(129,170)
Adjustments to net assets allocated to contracts in payment period	(42,336)	—	(25,328)	—	(26,542)
Contract charges	(3,529)	(42,809)	(24)	(6,732)	(7,788)
Contract terminations:
Surrender benefits	(285,767)	(1,845,818)	(3,395)	(186,922)	(433,476)
Death benefits	(49,915)	(273,083)	—	(57,974)	(69,617)
Increase (decrease) from transactions	(413,607)	(2,540,270)	(28,020)	(247,328)	(664,563)
Net assets at beginning of year	4,009,017	17,443,443	202,436	2,935,941	5,467,004
Net assets at end of year	$3,805,529	$16,588,223	$192,920	$2,970,621	$5,301,846

Accumulation unit activity
Units outstanding at beginning of year	1,294,768	5,454,556	45,055	585,519	1,910,864
Units purchased	964	20,103	143	8,692	1,289
Units redeemed	(115,728)	(757,708)	(838)	(60,934)	(226,119)
Units outstanding at end of year	1,180,004	4,716,951	44,360	533,277	1,686,034

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	43

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	GS VIT Intl Eq Insights, Inst	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I
Operations
Investment income (loss) — net	$(62)	$(61,554)	$(2,943)	$(12,829)	$(41,053)
Net realized gain (loss) on sales of investments	1,036	200,126	968	75,097	118,535
Distributions from capital gains	192	523,543	16,243	235,574	—
Net change in unrealized appreciation (depreciation) of investments	208	318,425	36,273	111,892	779,700
Net increase (decrease) in net assets resulting from operations	1,374	980,540	50,541	409,734	857,182

Contract transactions
Contract purchase payments	100	18,429	36	—	8,722
Net transfers(1)	—	(281,028)	11,619	(115,519)	32,010
Adjustments to net assets allocated to contracts in payment period	—	(14,451)	—	—	(41,252)
Contract charges	(14)	(36,139)	(333)	(1,680)	(2,190)
Contract terminations:
Surrender benefits	(908)	(870,521)	(1,878)	(89,708)	(285,341)
Death benefits	(11,892)	(332,591)	—	(32,555)	(18,888)
Increase (decrease) from transactions	(12,714)	(1,516,301)	9,444	(239,462)	(306,939)
Net assets at beginning of year	16,658	9,639,226	161,852	1,613,718	2,627,653
Net assets at end of year	$5,318	$9,103,465	$221,837	$1,783,990	$3,177,896

Accumulation unit activity
Units outstanding at beginning of year	11,688	1,748,315	43,038	488,184	733,918
Units purchased	—	4,459	2,423	2	18,087
Units redeemed	(7,552)	(270,656)	(423)	(61,308)	(77,061)
Units outstanding at end of year	4,136	1,482,118	45,038	426,878	674,944

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

44	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Am Fran, Ser II	Invesco VI American Value, Ser II	Invesco VI Cap Appr, Ser I	Invesco VI Cap Appr, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$(12,733)	$(40,468)	$(13,794)	$(143,580)	$(48,869)
Net realized gain (loss) on sales of investments	12,203	(35,583)	22,975	427,342	1,295,562
Distributions from capital gains	—	128,900	—	—	1,554,638
Net change in unrealized appreciation (depreciation) of investments	215,714	1,358,859	256,599	2,196,894	34,093
Net increase (decrease) in net assets resulting from operations	215,184	1,411,708	265,780	2,480,656	2,835,424

Contract transactions
Contract purchase payments	250	19,942	162	49,436	55,107
Net transfers(1)	(17,169)	(404,257)	(6,031)	(932,137)	(727,811)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(85,142)
Contract charges	(4,012)	(23,296)	(477)	(37,557)	(105,829)
Contract terminations:
Surrender benefits	(12,445)	(580,836)	(79,291)	(821,218)	(2,301,515)
Death benefits	(1,489)	(258,219)	(23,048)	(329,237)	(881,065)
Increase (decrease) from transactions	(34,865)	(1,246,666)	(108,685)	(2,070,713)	(4,046,255)
Net assets at beginning of year	676,738	5,479,064	868,658	8,555,266	22,698,319
Net assets at end of year	$857,057	$5,644,106	$1,025,753	$8,965,209	$21,487,488

Accumulation unit activity
Units outstanding at beginning of year	201,791	4,740,210	160,969	2,147,239	5,808,137
Units purchased	17	16,171	25	11,429	14,426
Units redeemed	(8,881)	(950,337)	(17,375)	(449,985)	(920,292)
Units outstanding at end of year	192,927	3,806,044	143,619	1,708,683	4,902,271

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	45

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI EQV Intl Eq, Ser I
Operations
Investment income (loss) — net	$(37,893)	$(334)	$(980)	$(5,234)	$1,717
Net realized gain (loss) on sales of investments	134,788	1,384	(50)	(5,713)	9,683
Distributions from capital gains	424,131	3,653	—	—	2,792
Net change in unrealized appreciation (depreciation) of investments	599,413	4,691	14,466	87,945	(17,355)
Net increase (decrease) in net assets resulting from operations	1,120,439	9,394	13,436	76,998	(3,163)

Contract transactions
Contract purchase payments	396	—	30	—	126
Net transfers(1)	19,435	(8,749)	(102)	(2,212)	(2,393)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(4,648)	(133)	(97)	(1,780)	(174)
Contract terminations:
Surrender benefits	(551,059)	—	(1,676)	(87,176)	(20,639)
Death benefits	(232,181)	—	—	(27,397)	(8,956)
Increase (decrease) from transactions	(768,057)	(8,882)	(1,845)	(118,565)	(32,036)
Net assets at beginning of year	4,927,234	45,396	60,403	370,033	546,153
Net assets at end of year	$5,279,616	$45,908	$71,994	$328,466	$510,954

Accumulation unit activity
Units outstanding at beginning of year	1,547,531	15,196	44,843	274,920	183,323
Units purchased	10,920	69	19	594	41
Units redeemed	(209,103)	(2,983)	(1,228)	(76,423)	(10,498)
Units outstanding at end of year	1,349,348	12,282	43,634	199,091	172,866

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

46	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II
Operations
Investment income (loss) — net	$(645)	$(15)	$(26,440)	$919	$122,598
Net realized gain (loss) on sales of investments	8,971	15	46,409	(1,334)	(250,434)
Distributions from capital gains	2,605	64	115,571	—	—
Net change in unrealized appreciation (depreciation) of investments	(15,567)	80	121,859	1,395	271,492
Net increase (decrease) in net assets resulting from operations	(4,636)	144	257,399	980	143,656

Contract transactions
Contract purchase payments	150	—	—	210	63,444
Net transfers(1)	(6,990)	—	(39,156)	(668)	767,189
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(80,873)
Contract charges	(4,164)	(6)	(3,507)	(22)	(49,684)
Contract terminations:
Surrender benefits	(49,980)	(64)	(211,308)	(4,061)	(965,942)
Death benefits	(10,025)	—	(24,079)	(1,123)	(484,402)
Increase (decrease) from transactions	(71,009)	(70)	(278,050)	(5,664)	(750,268)
Net assets at beginning of year	535,420	987	1,855,636	59,467	11,318,238
Net assets at end of year	$459,775	$1,061	$1,834,985	$54,783	$10,711,626

Accumulation unit activity
Units outstanding at beginning of year	388,687	177	436,481	28,753	7,090,196
Units purchased	9,049	—	2,948	101	585,542
Units redeemed	(60,152)	(11)	(62,675)	(2,811)	(1,022,800)
Units outstanding at end of year	337,584	166	376,754	26,043	6,652,938

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	47

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Gro & Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser I	Invesco VI Mn St Mid Cap, Ser II	Invesco VI Mn St Sm Cap, Ser II
Operations
Investment income (loss) — net	$(1,175)	$(702)	$(430)	$(9,852)	$(25,056)
Net realized gain (loss) on sales of investments	8,087	94	(7)	(1,100)	72,050
Distributions from capital gains	23,756	—	3,066	14,864	69,641
Net change in unrealized appreciation (depreciation) of investments	23,215	1,691	3,203	82,581	82,945
Net increase (decrease) in net assets resulting from operations	53,883	1,083	5,832	86,493	199,580

Contract transactions
Contract purchase payments	13,509	—	—	5,866	1,479
Net transfers(1)	(2,254)	(2)	—	(27,129)	(13,697)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(35,406)
Contract charges	(1,063)	(69)	(6)	(3,395)	(5,550)
Contract terminations:
Surrender benefits	(9,644)	(746)	(67)	(69,155)	(146,542)
Death benefits	(87,672)	—	—	(25,565)	(57,672)
Increase (decrease) from transactions	(87,124)	(817)	(73)	(119,378)	(257,388)
Net assets at beginning of year	417,929	43,988	26,598	615,053	1,909,527
Net assets at end of year	$384,688	$44,254	$32,357	$582,168	$1,851,719

Accumulation unit activity
Units outstanding at beginning of year	101,835	15,505	7,822	231,541	362,604
Units purchased	2,933	—	—	2,254	1,143
Units redeemed	(22,354)	(299)	(17)	(42,616)	(40,085)
Units outstanding at end of year	82,414	15,206	7,805	191,179	323,662

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

48	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Gbl Res, Inst	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv
Operations
Investment income (loss) — net	$7,643	$(5,683)	$(6,374)	$(2,837)	$(335)
Net realized gain (loss) on sales of investments	52,119	15,835	31,841	4,867	3,633
Distributions from capital gains	—	31,156	31,068	—	—
Net change in unrealized appreciation (depreciation) of investments	91,985	47,270	128,816	43,845	2,499
Net increase (decrease) in net assets resulting from operations	151,747	88,578	185,351	45,875	5,797

Contract transactions
Contract purchase payments	210	217	126	—	28
Net transfers(1)	(5,167)	198	(4,016)	(340)	3,661
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(552)	(1,202)	(360)	(225)	(114)
Contract terminations:
Surrender benefits	(66,203)	(42,282)	(45,586)	(6,231)	(8,907)
Death benefits	(35,809)	(5,155)	(19,388)	—	(13,726)
Increase (decrease) from transactions	(107,521)	(48,224)	(69,224)	(6,796)	(19,058)
Net assets at beginning of year	1,134,644	683,781	883,606	155,975	154,468
Net assets at end of year	$1,178,870	$724,135	$999,733	$195,054	$141,207

Accumulation unit activity
Units outstanding at beginning of year	191,791	276,934	242,087	53,156	97,458
Units purchased	33	136	30	—	2,248
Units redeemed	(16,739)	(17,901)	(17,341)	(1,849)	(14,659)
Units outstanding at end of year	175,085	259,169	224,776	51,307	85,047

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	49

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Janus Henderson VIT Res, Serv	Lazard Retire Intl Eq, Serv	LVIP AC Disc Core Val, Std Cl II	LVIP AC Inflation Prot, Serv Cl	LVIP AC Intl, Serv Cl
Operations
Investment income (loss) — net	$(24,686)	$527	$(256)	$244,239	$3
Net realized gain (loss) on sales of investments	142,424	(41)	690	(166,314)	9
Distributions from capital gains	45,987	86	—	—	—
Net change in unrealized appreciation (depreciation) of investments	281,861	838	18,325	(77,300)	19
Net increase (decrease) in net assets resulting from operations	445,586	1,410	18,759	625	31

Contract transactions
Contract purchase payments	1,573	—	24	35,969	—
Net transfers(1)	(203,735)	(1)	(4,748)	1,495,088	(10)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(6,065)	(47)	(114)	(60,004)	—
Contract terminations:
Surrender benefits	(126,351)	—	(16,176)	(1,104,350)	—
Death benefits	(32,940)	—	(6,286)	(651,486)	—
Increase (decrease) from transactions	(367,518)	(48)	(27,300)	(284,783)	(10)
Net assets at beginning of year	1,529,235	34,463	170,162	12,378,629	2,520
Net assets at end of year	$1,607,303	$35,825	$161,621	$12,094,471	$2,541

Accumulation unit activity
Units outstanding at beginning of year	533,989	22,546	44,531	9,492,550	—
Units purchased	375	—	6	1,180,269	—
Units redeemed	(105,499)	(31)	(6,649)	(1,384,860)	—
Units outstanding at end of year	428,865	22,515	37,888	9,287,959	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

50	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	LVIP AC Mid Cap Val, Serv Cl	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP Baron Gro Opp, Serv Cl
Operations
Investment income (loss) — net	$593	$(103,901)	$3,812	$3,888	$(717)
Net realized gain (loss) on sales of investments	195	582,882	965	16,342	993
Distributions from capital gains	3,787	558,233	21,330	16,516	265
Net change in unrealized appreciation (depreciation) of investments	607	468,253	(202)	(15,030)	1,654
Net increase (decrease) in net assets resulting from operations	5,182	1,505,467	25,905	21,716	2,195

Contract transactions
Contract purchase payments	—	28,565	36,817	24	—
Net transfers(1)	(7)	(581,746)	1,194	(4,858)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	—	(25,888)	(34)	(181)	(87)
Contract terminations:
Surrender benefits	—	(647,168)	(3,859)	(31,360)	(998)
Death benefits	—	(172,401)	—	(11,351)	—
Increase (decrease) from transactions	(7)	(1,398,638)	34,118	(47,726)	(1,085)
Net assets at beginning of year	77,179	6,241,735	325,148	288,021	57,024
Net assets at end of year	$82,354	$6,348,564	$385,171	$262,011	$58,134

Accumulation unit activity
Units outstanding at beginning of year	26,754	1,224,538	105,431	52,589	8,462
Units purchased	—	4,899	12,504	4	—
Units redeemed	—	(244,094)	(1,252)	(8,315)	(186)
Units outstanding at end of year	26,754	985,343	116,683	44,278	8,276

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	51

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	LVIP JPM US Eq, Std Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Init Cl
Operations
Investment income (loss) — net	$(2,124)	$(5,741)	$(6,360)	$(20,773)	$(4,574)
Net realized gain (loss) on sales of investments	8,463	72,945	9,507	30,473	(7,337)
Distributions from capital gains	9,416	60,386	56,002	162,581	—
Net change in unrealized appreciation (depreciation) of investments	27,857	8,013	63,513	69,471	26,771
Net increase (decrease) in net assets resulting from operations	43,612	135,603	122,662	241,752	14,860

Contract transactions
Contract purchase payments	4	—	700	300	9
Net transfers(1)	—	(2,818)	404	7,168	2,970
Adjustments to net assets allocated to contracts in payment period	—	—	—	(28,097)	—
Contract charges	(577)	(564)	(18)	(2,672)	(662)
Contract terminations:
Surrender benefits	(41,097)	(145,160)	(18,570)	(136,875)	(26,428)
Death benefits	—	(66,789)	—	(27,384)	—
Increase (decrease) from transactions	(41,670)	(215,331)	(17,484)	(187,560)	(24,111)
Net assets at beginning of year	224,479	831,211	702,901	1,737,525	302,425
Net assets at end of year	$226,421	$751,483	$808,079	$1,791,717	$293,174

Accumulation unit activity
Units outstanding at beginning of year	36,018	239,177	211,342	666,850	82,795
Units purchased	1	116	304	2,511	900
Units redeemed	(6,305)	(55,148)	(5,305)	(61,029)	(6,340)
Units outstanding at end of year	29,714	184,145	206,341	608,332	77,355

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

52	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl	MFS Total Return, Serv Cl	MFS Utilities, Init Cl
Operations
Investment income (loss) — net	$(19,264)	$(2,439)	$409	$116,299	$19,167
Net realized gain (loss) on sales of investments	(77,605)	6,857	147	142,347	35,594
Distributions from capital gains	—	16,636	1,503	605,561	62,771
Net change in unrealized appreciation (depreciation) of investments	164,312	23,934	(109)	(129,938)	98,538
Net increase (decrease) in net assets resulting from operations	67,443	44,988	1,950	734,269	216,070

Contract transactions
Contract purchase payments	—	9,972	—	35,527	58
Net transfers(1)	10,859	(11,669)	181	165,178	(14,273)
Adjustments to net assets allocated to contracts in payment period	(349)	—	—	—	(19,184)
Contract charges	(5,251)	(511)	(49)	(38,926)	(2,209)
Contract terminations:
Surrender benefits	(166,109)	(8,250)	(927)	(1,220,321)	(126,511)
Death benefits	(232)	—	—	(314,774)	(8,572)
Increase (decrease) from transactions	(161,082)	(10,458)	(795)	(1,373,316)	(170,691)
Net assets at beginning of year	1,427,560	263,753	30,292	12,155,670	2,122,403
Net assets at end of year	$1,333,921	$298,283	$31,447	$11,516,623	$2,167,782

Accumulation unit activity
Units outstanding at beginning of year	381,806	70,938	9,123	4,284,804	568,744
Units purchased	2,900	2,463	54	67,637	5,934
Units redeemed	(43,525)	(4,957)	(283)	(511,926)	(37,979)
Units outstanding at end of year	341,181	68,444	8,894	3,840,515	536,699

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	53

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	PIMCO VIT All Asset, Advisor Cl	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB
Operations
Investment income (loss) — net	$6,033	$(745)	$25,089	$19,493	$6,217
Net realized gain (loss) on sales of investments	22,301	(4,460)	(27,541)	(13,877)	(11,106)
Distributions from capital gains	25,117	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	30,734	21,934	14,651	12,159	10,386
Net increase (decrease) in net assets resulting from operations	84,185	16,729	12,199	17,775	5,497

Contract transactions
Contract purchase payments	175	—	1,682	396	66
Net transfers(1)	(5,894)	(9)	(17,956)	576	(6,129)
Adjustments to net assets allocated to contracts in payment period	(17,542)	—	—	(6,459)	—
Contract charges	(1,349)	(8)	(3,786)	(117)	(115)
Contract terminations:
Surrender benefits	(111,043)	(3,086)	(134,935)	(8,689)	(7,357)
Death benefits	(1,387)	—	(7,699)	(8,057)	(7,079)
Increase (decrease) from transactions	(137,040)	(3,103)	(162,694)	(22,350)	(20,614)
Net assets at beginning of year	855,859	45,434	615,073	394,047	136,324
Net assets at end of year	$803,004	$59,060	$464,578	$389,472	$121,207

Accumulation unit activity
Units outstanding at beginning of year	154,113	13,844	392,126	153,502	71,523
Units purchased	353	—	13,128	378	34
Units redeemed	(19,967)	(1,057)	(116,373)	(6,520)	(10,566)
Units outstanding at end of year	134,499	12,787	288,881	147,360	60,991

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

54	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Emerg Mkts Eq, Cl IB	Put VT Focused Intl Eq, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB
Operations
Investment income (loss) — net	$240	$1,763	$(6,575)	$15,640	$3,465
Net realized gain (loss) on sales of investments	5,227	75	30,797	(4,236)	(3,036)
Distributions from capital gains	—	—	32,675	—	—
Net change in unrealized appreciation (depreciation) of investments	22,607	6,900	(43,492)	11,234	4,280
Net increase (decrease) in net assets resulting from operations	28,074	8,738	13,405	22,638	4,709

Contract transactions
Contract purchase payments	3	—	300	180	30
Net transfers(1)	3,698	(8,341)	32,691	432	(3,943)
Adjustments to net assets allocated to contracts in payment period	—	6	—	—	—
Contract charges	(252)	(116)	(3,504)	(76)	(54)
Contract terminations:
Surrender benefits	(15,887)	(6,599)	(167,868)	(5,619)	(5,038)
Death benefits	(13,117)	(2,545)	(8,336)	(6,692)	(4,839)
Increase (decrease) from transactions	(25,555)	(17,595)	(146,717)	(11,775)	(13,844)
Net assets at beginning of year	198,454	375,014	722,775	344,393	80,908
Net assets at end of year	$200,973	$366,157	$589,463	$355,256	$71,773

Accumulation unit activity
Units outstanding at beginning of year	170,284	142,153	150,008	92,698	30,313
Units purchased	3,193	—	6,387	160	11
Units redeemed	(20,993)	(6,324)	(33,057)	(3,218)	(5,078)
Units outstanding at end of year	152,484	135,829	123,338	89,640	25,246

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	55

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB	Put VT Lg Cap Gro, Cl IA	Put VT Lg Cap Gro, Cl IB
Operations
Investment income (loss) — net	$968	$26,522	$2	$(7,540)	$(16,365)
Net realized gain (loss) on sales of investments	(1,037)	65,341	1	17,831	40,264
Distributions from capital gains	—	—	1	23,706	49,278
Net change in unrealized appreciation (depreciation) of investments	318	(26,433)	6	121,708	239,745
Net increase (decrease) in net assets resulting from operations	249	65,430	10	155,705	312,922

Contract transactions
Contract purchase payments	—	1,977	—	—	18
Net transfers(1)	1,271	(19,652)	—	(9,490)	(5,336)
Adjustments to net assets allocated to contracts in payment period	—	(536)	—	(5,591)	—
Contract charges	(33)	(6,675)	—	(162)	(428)
Contract terminations:
Surrender benefits	(2,688)	(321,399)	—	(20,789)	(73,302)
Death benefits	—	(62,667)	—	(1,975)	(10,586)
Increase (decrease) from transactions	(1,450)	(408,952)	—	(38,007)	(89,634)
Net assets at beginning of year	24,414	3,206,025	256	504,948	1,034,862
Net assets at end of year	$23,213	$2,862,503	$266	$622,646	$1,258,150

Accumulation unit activity
Units outstanding at beginning of year	14,086	1,975,684	—	172,217	362,377
Units purchased	675	14,402	—	—	5
Units redeemed	(1,573)	(253,391)	—	(9,787)	(27,329)
Units outstanding at end of year	13,188	1,736,695	—	162,430	335,053

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

56	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Lg Cap Val, Cl IA	Put VT Lg Cap Val, Cl IB	Put VT Research, Cl IB	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA
Operations
Investment income (loss) — net	$(3,595)	$(6,117)	$(440)	$(3,485)	$(30,031)
Net realized gain (loss) on sales of investments	52,215	115,580	3,842	111	97,427
Distributions from capital gains	124,899	136,507	312	27,370	18,436
Net change in unrealized appreciation (depreciation) of investments	275,850	237,137	6,913	28,019	468,860
Net increase (decrease) in net assets resulting from operations	449,369	483,107	10,627	52,015	554,692

Contract transactions
Contract purchase payments	180	290	—	—	744
Net transfers(1)	(21,241)	28,019	(2,872)	(211)	(9,087)
Adjustments to net assets allocated to contracts in payment period	(8,230)	(3,014)	—	—	7
Contract charges	(940)	(7,114)	(202)	(723)	(956)
Contract terminations:
Surrender benefits	(116,440)	(181,356)	(4,932)	(352,206)	(149,044)
Death benefits	(21,751)	(233,570)	—	—	(59,124)
Increase (decrease) from transactions	(168,422)	(396,745)	(8,006)	(353,140)	(217,460)
Net assets at beginning of year	2,531,141	2,775,529	46,112	605,255	2,596,448
Net assets at end of year	$2,812,088	$2,861,891	$48,733	$304,130	$2,933,680

Accumulation unit activity
Units outstanding at beginning of year	1,336,595	1,482,717	9,318	201,284	287,645
Units purchased	84	18,108	—	390	71
Units redeemed	(72,577)	(199,669)	(1,512)	(101,067)	(20,464)
Units outstanding at end of year	1,264,102	1,301,156	7,806	100,607	267,252

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	57

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2
Operations
Investment income (loss) — net	$(33,778)	$(4,855)	$(881)	$4,528	$26,424
Net realized gain (loss) on sales of investments	280,808	(381)	5,259	(10,270)	18,105
Distributions from capital gains	20,067	22,568	10,731	1,336	—
Net change in unrealized appreciation (depreciation) of investments	318,408	18,422	(9,767)	13,613	(92,454)
Net increase (decrease) in net assets resulting from operations	585,505	35,754	5,342	9,207	(47,925)

Contract transactions
Contract purchase payments	645	—	96	80	9,678
Net transfers(1)	(41,203)	1,878	—	4	54,593
Adjustments to net assets allocated to contracts in payment period	(1,297)	—	—	—	—
Contract charges	(2,773)	(853)	(594)	(399)	(7,091)
Contract terminations:
Surrender benefits	(309,133)	(20,063)	(45,379)	(51,880)	(215,421)
Death benefits	(334,671)	—	—	(897)	(50,910)
Increase (decrease) from transactions	(688,432)	(19,038)	(45,877)	(53,092)	(209,151)
Net assets at beginning of year	2,826,232	319,423	303,233	222,684	2,501,280
Net assets at end of year	$2,723,305	$336,139	$262,698	$178,799	$2,244,204

Accumulation unit activity
Units outstanding at beginning of year	599,027	58,560	45,543	82,105	1,379,371
Units purchased	1,696	358	14	29	37,631
Units redeemed	(125,594)	(4,051)	(6,950)	(19,856)	(140,401)
Units outstanding at end of year	475,129	54,867	38,607	62,278	1,276,601

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

58	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave VST Third Ave Value	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(97,567)	$(1,494)	$2,497	$(108,601)	$(940,222)
Net realized gain (loss) on sales of investments	(235,907)	5,079	3,042	1,115,863	7,024,411
Distributions from capital gains	—	558	18,395	—	—
Net change in unrealized appreciation (depreciation) of investments	(430,135)	5,641	(32,255)	(76,656)	782,803
Net increase (decrease) in net assets resulting from operations	(763,609)	9,784	(8,321)	930,606	6,866,992

Contract transactions
Contract purchase payments	18,936	200	6,565	20	4,820
Net transfers(1)	904,692	465	137	(990,267)	(1,363,482)
Adjustments to net assets allocated to contracts in payment period	(15,729)	—	—	—	—
Contract charges	(29,546)	(349)	(362)	(83,131)	(387,107)
Contract terminations:
Surrender benefits	(595,059)	(64,278)	(10,455)	(939,319)	(7,549,573)
Death benefits	(301,387)	(48,642)	—	—	(979,954)
Increase (decrease) from transactions	(18,093)	(112,604)	(4,115)	(2,012,697)	(10,275,296)
Net assets at beginning of year	6,127,340	267,438	232,340	8,542,855	62,759,140
Net assets at end of year	$5,345,638	$164,618	$219,904	$7,460,764	$59,350,836

Accumulation unit activity
Units outstanding at beginning of year	3,832,196	156,007	55,552	3,639,004	27,355,335
Units purchased	633,957	234	1,591	—	99,604
Units redeemed	(624,532)	(64,930)	(2,578)	(782,628)	(4,260,567)
Units outstanding at end of year	3,841,621	91,311	54,565	2,856,376	23,194,372

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	59

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$(159,882)	$(525,819)	$(3,814)	$(322)	$(159,258)
Net realized gain (loss) on sales of investments	360,261	1,451,380	8,621	934	205,607
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	121,854	148,753	18,330	2,095	225,027
Net increase (decrease) in net assets resulting from operations	322,233	1,074,314	23,137	2,707	271,376

Contract transactions
Contract purchase payments	33,849	4,148	—	—	—
Net transfers(1)	940,283	795,137	(4)	(5)	122,165
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(171,848)	(433,378)	(6,354)	(430)	(102,631)
Contract terminations:
Surrender benefits	(2,362,231)	(5,315,340)	(33,953)	(2,361)	(898,559)
Death benefits	(101,309)	(762,678)	—	—	(568,585)
Increase (decrease) from transactions	(1,661,256)	(5,712,111)	(40,311)	(2,796)	(1,447,610)
Net assets at beginning of year	12,556,772	38,160,614	290,128	26,559	10,634,985
Net assets at end of year	$11,217,749	$33,522,817	$272,954	$26,470	$9,458,751

Accumulation unit activity
Units outstanding at beginning of year	9,868,648	30,355,683	248,910	19,938	9,887,397
Units purchased	886,747	753,846	—	—	202,248
Units redeemed	(2,196,357)	(5,245,875)	(32,158)	(1,972)	(1,527,150)
Units outstanding at end of year	8,559,038	25,863,654	216,752	17,966	8,562,495

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

60	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(403,822)	$(1,245,933)	$(2,427,893)	$(2,474,107)	$(8,625,412)
Net realized gain (loss) on sales of investments	1,063,051	5,159,315	8,970,382	13,109,230	55,200,078
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	670,465	4,478,818	5,491,102	2,826,614	(5,575,404)
Net increase (decrease) in net assets resulting from operations	1,329,694	8,392,200	12,033,591	13,461,737	40,999,262

Contract transactions
Contract purchase payments	8,636	—	15,504	173,519	211,367
Net transfers(1)	221,124	(729,453)	16,479	2,632,580	1,566,758
Adjustments to net assets allocated to contracts in payment period	—	—	—	(6,387)	(34,717)
Contract charges	(250,428)	(871,023)	(1,483,886)	(2,875,766)	(6,673,287)
Contract terminations:
Surrender benefits	(2,828,913)	(8,892,030)	(18,893,272)	(20,113,895)	(74,512,339)
Death benefits	(1,272,677)	(1,930,537)	(3,974,968)	(3,376,322)	(19,026,378)
Increase (decrease) from transactions	(4,122,258)	(12,423,043)	(24,320,143)	(23,566,271)	(98,468,596)
Net assets at beginning of year	27,721,281	85,008,223	161,004,079	191,308,639	605,340,529
Net assets at end of year	$24,928,717	$80,977,380	$148,717,527	$181,204,105	$547,871,195

Accumulation unit activity
Units outstanding at beginning of year	23,720,316	61,932,986	126,248,689	106,741,492	345,071,288
Units purchased	277,066	47,896	343,792	1,709,297	1,584,844
Units redeemed	(3,705,630)	(8,504,415)	(18,358,938)	(14,264,430)	(55,490,450)
Units outstanding at end of year	20,291,752	53,476,467	108,233,543	94,186,359	291,165,682

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	61

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3
Operations
Investment income (loss) — net	$(448,314)	$(2,202,916)	$(306,653)	$(869,713)	$(11,089)
Net realized gain (loss) on sales of investments	3,923,239	13,431,284	1,681,210	4,608,177	149,287
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(454,961)	1,488,664	(265,914)	(982,607)	(5,383)
Net increase (decrease) in net assets resulting from operations	3,019,964	12,717,032	1,108,643	2,755,857	132,815

Contract transactions
Contract purchase payments	105,104	245,141	93,271	164,437	558
Net transfers(1)	(2,083,915)	(2,827,487)	(24,430)	351,089	(116,599)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(227,610)	(919,876)	(356,441)	(677,760)	(5,544)
Contract terminations:
Surrender benefits	(3,922,209)	(14,431,231)	(3,028,187)	(6,853,397)	(69,348)
Death benefits	(395,333)	(2,605,891)	(760,850)	(2,966,667)	(12,822)
Increase (decrease) from transactions	(6,523,963)	(20,539,344)	(4,076,637)	(9,982,298)	(203,755)
Net assets at beginning of year	33,939,071	143,921,641	23,826,093	60,596,250	696,858
Net assets at end of year	$30,435,072	$136,099,329	$20,858,099	$53,369,809	$625,918

Accumulation unit activity
Units outstanding at beginning of year	16,669,190	72,301,694	15,883,462	41,087,392	277,081
Units purchased	51,903	165,695	297,389	457,644	178
Units redeemed	(3,062,658)	(9,892,139)	(2,950,771)	(6,978,767)	(72,510)
Units outstanding at end of year	13,658,435	62,575,250	13,230,080	34,566,269	204,749

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

62	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn
Operations
Investment income (loss) — net	$(143,523)	$(4,292)	$(46,710)	$(27,171)	$(83,270)
Net realized gain (loss) on sales of investments	808,333	10,389	101,316	67,260	(364,448)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(145,015)	20,184	540,052	218,007	1,042,813
Net increase (decrease) in net assets resulting from operations	519,795	26,281	594,658	258,096	595,095

Contract transactions
Contract purchase payments	28,641	—	—	—	13,096
Net transfers(1)	83,359	(8)	379,481	418,643	(267,133)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(42,132)	(7,837)	(59,298)	(48,489)	(24,183)
Contract terminations:
Surrender benefits	(833,133)	(44,212)	(283,925)	(278,804)	(486,847)
Death benefits	(409,210)	—	—	(15,895)	(219,016)
Increase (decrease) from transactions	(1,172,475)	(52,057)	36,258	75,455	(984,083)
Net assets at beginning of year	8,767,533	353,972	3,655,721	2,138,699	5,089,149
Net assets at end of year	$8,114,853	$328,196	$4,286,637	$2,472,250	$4,700,161

Accumulation unit activity
Units outstanding at beginning of year	2,889,351	291,275	2,436,929	1,571,864	1,416,500
Units purchased	51,361	—	235,691	284,346	3,778
Units redeemed	(404,272)	(41,392)	(208,089)	(235,204)	(254,584)
Units outstanding at end of year	2,536,440	249,883	2,464,531	1,621,006	1,165,694

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	63

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Wanger Intl
Operations
Investment income (loss) — net	$(11,466)
Net realized gain (loss) on sales of investments	(129,665)
Distributions from capital gains	—
Net change in unrealized appreciation (depreciation) of investments	(289,088)
Net increase (decrease) in net assets resulting from operations	(430,219)

Contract transactions
Contract purchase payments	22,267
Net transfers(1)	487,635
Adjustments to net assets allocated to contracts in payment period	—
Contract charges	(20,011)
Contract terminations:
Surrender benefits	(395,367)
Death benefits	(155,951)
Increase (decrease) from transactions	(61,427)
Net assets at beginning of year	4,634,499
Net assets at end of year	$4,142,853

Accumulation unit activity
Units outstanding at beginning of year	1,560,002
Units purchased	178,724
Units redeemed	(189,388)
Units outstanding at end of year	1,549,338

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

64	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023	AB VPS Bal Hedged Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$(1,046)	$(85,611)	$(33,180)	$(950)	$(12,018)
Net realized gain (loss) on sales of investments	(8,013)	(19,456)	72,177	49,872	17,198
Distributions from capital gains	14,312	—	183,975	341,426	54,390
Net change in unrealized appreciation (depreciation) of investments	25,256	1,204,261	464,929	22,514	52,267
Net increase (decrease) in net assets resulting from operations	30,509	1,099,194	687,901	412,862	111,837

Contract transactions
Contract purchase payments	75	5,133	850	480	107
Net transfers(1)	(10,363)	(585,932)	29,509	(31,414)	(6,720)
Adjustments to net assets allocated to contracts in payment period	—	(1,783)	—	—	—
Contract charges	(1,012)	(44,573)	(3,756)	(8,591)	(1,805)
Contract terminations:
Surrender benefits	(6,957)	(704,806)	(67,716)	(228,688)	(35,449)
Death benefits	(3,885)	(327,165)	(198,406)	(96,538)	(41,581)
Increase (decrease) from transactions	(22,142)	(1,659,126)	(239,519)	(364,751)	(85,448)
Net assets at beginning of year	284,260	9,059,372	2,175,149	4,322,523	850,086
Net assets at end of year	$292,627	$8,499,440	$2,623,531	$4,370,634	$876,475

Accumulation unit activity
Units outstanding at beginning of year	162,207	7,982,373	824,545	1,342,967	600,454
Units purchased	6,761	4,081	9,951	5,803	630
Units redeemed	(19,604)	(1,357,683)	(91,186)	(111,038)	(59,887)
Units outstanding at end of year	149,364	6,628,771	743,310	1,237,732	541,197

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	65

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Allspg VT Dis All Cap Gro, Cl 1	Allspg VT Dis All Cap Gro, Cl 2	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2
Operations
Investment income (loss) — net	$(4,470)	$(230,827)	$(24,652)	$(6,583)	$(53,939)
Net realized gain (loss) on sales of investments	(4,753)	(380,968)	72,237	3,140	84,899
Distributions from capital gains	37,800	1,624,589	172,913	42,479	337,628
Net change in unrealized appreciation (depreciation) of investments	70,133	3,230,366	553,301	70,356	518,384
Net increase (decrease) in net assets resulting from operations	98,710	4,243,160	773,799	109,392	886,972

Contract transactions
Contract purchase payments	—	25,193	9,376	—	15,458
Net transfers(1)	643	(683,075)	7,489	421	(97,365)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(466)	(51,339)	(3,013)	(717)	(12,241)
Contract terminations:
Surrender benefits	(56,396)	(1,125,169)	(257,758)	(23,162)	(600,707)
Death benefits	(42,677)	(720,174)	(612,588)	(23,219)	(138,681)
Increase (decrease) from transactions	(98,896)	(2,554,564)	(856,494)	(46,677)	(833,536)
Net assets at beginning of year	339,886	14,648,783	5,450,029	452,374	4,033,542
Net assets at end of year	$339,700	$16,337,379	$5,367,334	$515,089	$4,086,978

Accumulation unit activity
Units outstanding at beginning of year	110,687	3,105,065	2,146,971	152,369	1,399,463
Units purchased	190	3,974	33,233	125	6,527
Units redeemed	(26,506)	(466,027)	(344,976)	(13,688)	(270,099)
Units outstanding at end of year	84,371	2,643,012	1,835,228	138,806	1,135,891

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

66	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Allspg VT Sm Cap Gro, Cl 2	BNY Mellon IP MidCap Stock, Serv	BNY Mellon IP Tech Gro, Serv	BNY Mellon Sus US Eq, Init	BNY Mellon VIF Appr, Serv
Operations
Investment income (loss) — net	$(44,840)	$(665)	$(41,516)	$(2,491)	$(1,074)
Net realized gain (loss) on sales of investments	(77,201)	40	70,858	2,453	(147)
Distributions from capital gains	—	2,125	—	44,658	9,356
Net change in unrealized appreciation (depreciation) of investments	198,686	9,024	1,106,131	32,180	10,775
Net increase (decrease) in net assets resulting from operations	76,645	10,524	1,135,473	76,800	18,910

Contract transactions
Contract purchase payments	847	—	1,487	18	—
Net transfers(1)	128,221	949	(498,028)	(3,975)	(5)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(9,061)	—	(11,591)	(397)	(10)
Contract terminations:
Surrender benefits	(244,682)	—	(191,402)	(5,310)	—
Death benefits	(54,404)	—	(123,973)	—	—
Increase (decrease) from transactions	(179,079)	949	(823,507)	(9,664)	(15)
Net assets at beginning of year	3,124,586	63,321	2,297,103	350,579	99,948
Net assets at end of year	$3,022,152	$74,794	$2,609,069	$417,715	$118,843

Accumulation unit activity
Units outstanding at beginning of year	1,666,524	20,390	685,008	170,329	27,700
Units purchased	71,266	361	348	313	—
Units redeemed	(170,859)	—	(187,710)	(4,493)	(2)
Units outstanding at end of year	1,566,931	20,751	497,646	166,149	27,698

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	67

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CB Var Sm Cap Gro, Cl I	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$(1,598)	$(31,543)	$(200,781)	$(258,706)	$(92,033)
Net realized gain (loss) on sales of investments	965	146,349	1,939,732	1,337,681	(435,122)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	7,008	290,661	954,425	(587,266)	946,346
Net increase (decrease) in net assets resulting from operations	6,375	405,467	2,693,376	491,709	419,191

Contract transactions
Contract purchase payments	125	3,055	25,977	14,236	3,741
Net transfers(1)	848	(3,620)	(297,276)	905,658	143,496
Adjustments to net assets allocated to contracts in payment period	—	74	2,926	(2,922)	—
Contract charges	(106)	(3,119)	(47,922)	(70,014)	(27,652)
Contract terminations:
Surrender benefits	(6,018)	(209,469)	(1,356,098)	(1,388,525)	(461,123)
Death benefits	—	(25,870)	(711,304)	(635,751)	(209,354)
Increase (decrease) from transactions	(5,151)	(238,949)	(2,383,697)	(1,177,318)	(550,892)
Net assets at beginning of year	98,950	2,190,178	13,103,541	16,832,643	5,680,084
Net assets at end of year	$100,174	$2,356,696	$13,413,220	$16,147,034	$5,548,383

Accumulation unit activity
Units outstanding at beginning of year	31,612	705,129	4,862,425	4,702,423	2,507,293
Units purchased	273	712	30,408	304,861	69,636
Units redeemed	(1,950)	(69,057)	(858,089)	(633,565)	(298,262)
Units outstanding at end of year	29,935	636,784	4,034,744	4,373,719	2,278,667

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

68	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3
Operations
Investment income (loss) — net	$3,026	$546,965	$109,522	$9,183	$102,164
Net realized gain (loss) on sales of investments	—	63	(59,514)	(8,361)	(181,637)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	(63)	232,647	20,440	355,865
Net increase (decrease) in net assets resulting from operations	3,026	546,965	282,655	21,262	276,392

Contract transactions
Contract purchase payments	300	50,245	5,747	—	2,511
Net transfers(1)	(1,196)	175,699	89,673	(151)	12,927
Adjustments to net assets allocated to contracts in payment period	—	(1,991)	—	—	—
Contract charges	(63)	(59,313)	(12,893)	(36)	(17,695)
Contract terminations:
Surrender benefits	(2,023)	(2,089,637)	(217,767)	(19,246)	(361,489)
Death benefits	—	(855,007)	(131,251)	—	(137,815)
Increase (decrease) from transactions	(2,982)	(2,780,004)	(266,491)	(19,433)	(501,561)
Net assets at beginning of year	90,411	19,579,922	2,907,511	223,655	3,201,225
Net assets at end of year	$90,455	$17,346,883	$2,923,675	$225,484	$2,976,056

Accumulation unit activity
Units outstanding at beginning of year	92,303	20,809,527	1,280,085	205,504	1,551,734
Units purchased	301	434,851	45,542	—	19,369
Units redeemed	(3,318)	(3,354,113)	(158,012)	(17,484)	(256,815)
Units outstanding at end of year	89,286	17,890,265	1,167,615	188,020	1,314,288

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	69

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Overseas Core, Cl 3
Operations
Investment income (loss) — net	$46,475	$(3,852)	$(10,709)	$(71,044)	$1,191
Net realized gain (loss) on sales of investments	(251,108)	168,919	43,546	583,278	(651)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	502,002	(44,221)	182,211	668,930	40,013
Net increase (decrease) in net assets resulting from operations	297,369	120,846	215,048	1,181,164	40,553

Contract transactions
Contract purchase payments	4,782	—	—	—	5,168
Net transfers(1)	151,808	2,812	(13,024)	(32,685)	(98)
Adjustments to net assets allocated to contracts in payment period	(3,130)	—	—	(4,768)	—
Contract charges	(30,732)	(19)	(898)	(8,223)	(231)
Contract terminations:
Surrender benefits	(610,823)	(7,762)	(35,832)	(269,057)	(8,833)
Death benefits	(156,948)	(203,830)	—	(392,377)	(12,058)
Increase (decrease) from transactions	(645,043)	(208,799)	(49,754)	(707,110)	(16,052)
Net assets at beginning of year	6,902,845	324,536	553,012	5,299,633	303,045
Net assets at end of year	$6,555,171	$236,583	$718,306	$5,773,687	$327,546

Accumulation unit activity
Units outstanding at beginning of year	4,622,524	106,801	196,717	1,639,654	157,910
Units purchased	157,254	754	481	1,835	2,273
Units redeemed	(584,502)	(52,694)	(23,905)	(207,616)	(9,553)
Units outstanding at end of year	4,195,276	54,861	173,293	1,433,873	150,630

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

70	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(1,807)	$(23,222)	$(479)	$(9,143)	$(9,234)
Net realized gain (loss) on sales of investments	16,666	133,888	3,049	53,440	(18,626)
Distributions from capital gains	—	—	—	—	55,252
Net change in unrealized appreciation (depreciation) of investments	(12,101)	215,758	(202)	23,071	115,497
Net increase (decrease) in net assets resulting from operations	2,758	326,424	2,368	67,368	142,889

Contract transactions
Contract purchase payments	—	7,553	—	—	75
Net transfers(1)	15	(15,800)	76	1,440	(6,129)
Adjustments to net assets allocated to contracts in payment period	—	1,199	—	—	—
Contract charges	(13)	(3,886)	(94)	(1,293)	(4,804)
Contract terminations:
Surrender benefits	(26,916)	(106,609)	(4,577)	(51,634)	(54,748)
Death benefits	—	(48,552)	—	(29,664)	(10,969)
Increase (decrease) from transactions	(26,914)	(166,095)	(4,595)	(81,151)	(76,575)
Net assets at beginning of year	119,106	1,470,841	33,039	660,858	748,306
Net assets at end of year	$94,950	$1,631,170	$30,812	$647,075	$814,620

Accumulation unit activity
Units outstanding at beginning of year	35,376	426,491	13,292	206,629	249,548
Units purchased	—	1,856	32	511	1,129
Units redeemed	(8,486)	(45,137)	(2,131)	(25,023)	(24,418)
Units outstanding at end of year	26,890	383,210	11,193	182,117	226,259

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	71

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Sm Co Gro, Cl 1	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 3
Operations
Investment income (loss) — net	$(212)	$2,026	$46,681	$3,077	$92,535
Net realized gain (loss) on sales of investments	(57)	(2,086)	(219,137)	(1,426)	(93,974)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	4,003	5,158	322,780	(3,462)	27,490
Net increase (decrease) in net assets resulting from operations	3,734	5,098	150,324	(1,811)	26,051

Contract transactions
Contract purchase payments	—	—	12,297	—	—
Net transfers(1)	1	693	(98,420)	(8)	75,430
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(961)
Contract charges	(8)	(45)	(11,823)	(2)	(11,271)
Contract terminations:
Surrender benefits	(54)	(6,360)	(495,740)	(1,303)	(149,751)
Death benefits	—	—	(279,616)	—	(17,926)
Increase (decrease) from transactions	(61)	(5,712)	(873,302)	(1,313)	(104,479)
Net assets at beginning of year	14,925	129,876	4,730,554	17,493	1,327,615
Net assets at end of year	$18,598	$129,262	$4,007,576	$14,369	$1,249,187

Accumulation unit activity
Units outstanding at beginning of year	2,856	136,074	4,308,733	25,063	1,053,588
Units purchased	—	734	131,336	—	78,962
Units redeemed	(10)	(7,070)	(942,652)	(2,416)	(165,231)
Units outstanding at end of year	2,846	129,738	3,497,417	22,647	967,319

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

72	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 3	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2
Operations
Investment income (loss) — net	$(15,657)	$(419)	$38,788	$934	$11
Net realized gain (loss) on sales of investments	112,597	568	(7,880)	663	3,182
Distributions from capital gains	—	—	—	8,324	5,020
Net change in unrealized appreciation (depreciation) of investments	215,264	1,945	22,563	32,507	15,366
Net increase (decrease) in net assets resulting from operations	312,204	2,094	53,471	42,428	23,579

Contract transactions
Contract purchase payments	—	—	2,200	—	—
Net transfers(1)	(111,187)	(6)	(9,114)	60	2,454
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(6,523)	—	(4,192)	(127)	(112)
Contract terminations:
Surrender benefits	(76,892)	(468)	(61,352)	(153)	(3,130)
Death benefits	(13,271)	—	(29,184)	—	(11,224)
Increase (decrease) from transactions	(207,873)	(474)	(101,642)	(220)	(12,012)
Net assets at beginning of year	926,610	26,125	622,396	213,338	125,600
Net assets at end of year	$1,030,941	$27,745	$574,225	$255,546	$137,167

Accumulation unit activity
Units outstanding at beginning of year	502,522	5,688	492,527	74,102	43,691
Units purchased	—	—	8	19	790
Units redeemed	(95,960)	(112)	(80,701)	(90)	(4,428)
Units outstanding at end of year	406,562	5,576	411,834	74,031	40,053

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	73

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(24,509)	$(446,923)	$(9,231)	$1,174	$28
Net realized gain (loss) on sales of investments	79,179	1,686,888	5,013	13,292	892
Distributions from capital gains	97,499	1,209,429	34,415	40,247	2,096
Net change in unrealized appreciation (depreciation) of investments	600,301	6,769,496	145,417	109,033	5,179
Net increase (decrease) in net assets resulting from operations	752,470	9,218,890	175,614	163,746	8,195

Contract transactions
Contract purchase payments	600	30,658	—	1,541	—
Net transfers(1)	(1,409)	(2,822,567)	50,641	(2,838)	41
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(4,489)	(132,575)	(960)	(1,505)	(25)
Contract terminations:
Surrender benefits	(151,046)	(2,584,322)	(19,583)	(18,963)	—
Death benefits	(94,445)	(1,106,457)	—	(7,486)	(1,942)
Increase (decrease) from transactions	(250,789)	(6,615,263)	30,098	(29,251)	(1,926)
Net assets at beginning of year	2,484,821	32,177,081	616,357	989,378	50,969
Net assets at end of year	$2,986,502	$34,780,708	$822,069	$1,123,873	$57,238

Accumulation unit activity
Units outstanding at beginning of year	622,740	7,453,515	142,650	335,164	15,408
Units purchased	125	6,702	10,962	671	—
Units redeemed	(54,445)	(1,346,040)	(4,172)	(9,978)	(601)
Units outstanding at end of year	568,420	6,114,177	149,440	325,857	14,807

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

74	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Operations
Investment income (loss) — net	$(362)	$(24,857)	$26,342	$10,638	$44,249
Net realized gain (loss) on sales of investments	102	60,891	(7,841)	(7,007)	(169,564)
Distributions from capital gains	1,509	91,451	—	—	—
Net change in unrealized appreciation (depreciation) of investments	7,989	400,593	34,139	17,974	366,335
Net increase (decrease) in net assets resulting from operations	9,238	528,078	52,640	21,605	241,020

Contract transactions
Contract purchase payments	—	582	—	—	28,688
Net transfers(1)	250	173,873	4,134	(36)	327,277
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(27)	(6,114)	(1,072)	(522)	(31,129)
Contract terminations:
Surrender benefits	—	(181,163)	(25,567)	(25,339)	(487,357)
Death benefits	—	(33,212)	(2,867)	—	(309,270)
Increase (decrease) from transactions	223	(46,034)	(25,372)	(25,897)	(471,791)
Net assets at beginning of year	26,631	1,576,430	599,645	264,510	6,128,105
Net assets at end of year	$36,092	$2,058,474	$626,913	$260,218	$5,897,334

Accumulation unit activity
Units outstanding at beginning of year	7,933	357,695	337,317	124,063	4,748,996
Units purchased	67	30,535	2,151	—	286,448
Units redeemed	(7)	(44,135)	(16,044)	(11,827)	(654,417)
Units outstanding at end of year	7,993	344,095	323,424	112,236	4,381,027

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	75

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$(36,372)	$(119,078)	$(324)	$(26,733)	$23,303
Net realized gain (loss) on sales of investments	56,595	69,010	1,552	125,780	(62,705)
Distributions from capital gains	122,565	317,752	92	8,109	—
Net change in unrealized appreciation (depreciation) of investments	436,792	1,146,891	4,726	428,612	175,425
Net increase (decrease) in net assets resulting from operations	579,580	1,414,575	6,046	535,768	136,023

Contract transactions
Contract purchase payments	1,776	16,152	47	338	15
Net transfers(1)	(19,167)	118,948	(10,772)	(129,838)	52,361
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(5,450)	(32,159)	(145)	(17,885)	(2,217)
Contract terminations:
Surrender benefits	(304,721)	(953,106)	(1,026)	(275,992)	(143,939)
Death benefits	(293,444)	(364,167)	—	(92,765)	(9,403)
Increase (decrease) from transactions	(621,006)	(1,214,332)	(11,896)	(516,142)	(103,183)
Net assets at beginning of year	4,667,653	11,388,842	42,437	3,165,274	1,522,495
Net assets at end of year	$4,626,227	$11,589,085	$36,587	$3,184,900	$1,555,335

Accumulation unit activity
Units outstanding at beginning of year	699,947	2,325,546	28,124	1,554,956	601,891
Units purchased	1,184	35,915	26	190	21,468
Units redeemed	(88,242)	(274,841)	(7,048)	(227,309)	(62,697)
Units outstanding at end of year	612,889	2,086,620	21,102	1,327,837	560,662

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

76	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2
Operations
Investment income (loss) — net	$149,770	$87,898	$(2,555)	$(23,655)	$(66,809)
Net realized gain (loss) on sales of investments	(31,344)	(154,632)	17,989	(64,085)	(220,022)
Distributions from capital gains	253,206	1,462,654	20,180	160,246	—
Net change in unrealized appreciation (depreciation) of investments	(108,126)	528,964	(11,972)	229,761	1,432,653
Net increase (decrease) in net assets resulting from operations	263,506	1,924,884	23,642	302,267	1,145,822

Contract transactions
Contract purchase payments	—	39,961	—	2,537	2,084
Net transfers(1)	200,453	(93,059)	(165)	5,308	(124,077)
Adjustments to net assets allocated to contracts in payment period	(4,548)	—	(1,946)	—	—
Contract charges	(3,832)	(41,626)	(593)	(6,196)	(7,445)
Contract terminations:
Surrender benefits	(272,581)	(1,159,370)	(141,827)	(243,364)	(230,129)
Death benefits	(111,712)	(411,018)	—	(49,143)	(133,999)
Increase (decrease) from transactions	(192,220)	(1,665,112)	(144,531)	(290,858)	(493,566)
Net assets at beginning of year	3,937,731	17,183,671	323,325	2,924,532	4,814,748
Net assets at end of year	$4,009,017	$17,443,443	$202,436	$2,935,941	$5,467,004

Accumulation unit activity
Units outstanding at beginning of year	1,367,880	6,023,472	85,206	651,864	2,120,534
Units purchased	62,731	37,618	—	7,851	9,096
Units redeemed	(135,843)	(606,534)	(40,151)	(74,196)	(218,766)
Units outstanding at end of year	1,294,768	5,454,556	45,055	585,519	1,910,864

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	77

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	GS VIT Intl Eq Insights, Inst	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I
Operations
Investment income (loss) — net	$197	$(53,624)	$(2,192)	$(10,157)	$(32,126)
Net realized gain (loss) on sales of investments	(23)	(8,432)	(87)	10,979	(5,210)
Distributions from capital gains	—	231,490	6,176	—	53,057
Net change in unrealized appreciation (depreciation) of investments	2,323	711,814	42,617	303,826	764,345
Net increase (decrease) in net assets resulting from operations	2,497	881,248	46,514	304,648	780,066

Contract transactions
Contract purchase payments	—	4,106	30	—	235
Net transfers(1)	(1)	354,535	—	(69,953)	9,788
Adjustments to net assets allocated to contracts in payment period	—	(1,766)	—	—	(2,663)
Contract charges	(13)	(34,997)	(268)	(1,483)	(2,277)
Contract terminations:
Surrender benefits	(887)	(699,634)	(1,411)	(54,026)	(125,697)
Death benefits	—	(249,180)	—	(2,990)	(117,832)
Increase (decrease) from transactions	(901)	(626,936)	(1,649)	(128,452)	(238,446)
Net assets at beginning of year	15,062	9,384,914	116,987	1,437,522	2,086,033
Net assets at end of year	$16,658	$9,639,226	$161,852	$1,613,718	$2,627,653

Accumulation unit activity
Units outstanding at beginning of year	12,503	1,864,421	43,449	530,523	810,575
Units purchased	—	84,964	9	595	7,672
Units redeemed	(815)	(201,070)	(420)	(42,934)	(84,329)
Units outstanding at end of year	11,688	1,748,315	43,038	488,184	733,918

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

78	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Am Fran, Ser II	Invesco VI American Value, Ser II	Invesco VI Cap Appr, Ser I	Invesco VI Cap Appr, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$(9,992)	$(57,176)	$(11,229)	$(134,591)	$(22,907)
Net realized gain (loss) on sales of investments	(5,276)	(143,072)	(10,540)	(231,932)	930,054
Distributions from capital gains	14,877	1,090,183	—	—	2,489,010
Net change in unrealized appreciation (depreciation) of investments	196,968	(211,770)	251,476	2,754,406	(1,197,421)
Net increase (decrease) in net assets resulting from operations	196,577	678,165	229,707	2,387,883	2,198,736

Contract transactions
Contract purchase payments	200	15,159	4,037	4,976	13,755
Net transfers(1)	(18,488)	(48,600)	(661)	(685,170)	461,059
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(7,761)
Contract charges	(3,646)	(21,805)	(492)	(35,267)	(103,407)
Contract terminations:
Surrender benefits	(45,178)	(478,811)	(48,425)	(630,636)	(1,723,869)
Death benefits	—	(164,619)	(37,106)	(296,036)	(902,746)
Increase (decrease) from transactions	(67,112)	(698,676)	(82,647)	(1,642,133)	(2,262,969)
Net assets at beginning of year	547,273	5,499,575	721,598	7,809,516	22,762,552
Net assets at end of year	$676,738	$5,479,064	$868,658	$8,555,266	$22,698,319

Accumulation unit activity
Units outstanding at beginning of year	226,135	5,407,181	178,506	2,608,688	6,421,844
Units purchased	85	55,718	857	4,341	141,162
Units redeemed	(24,429)	(722,689)	(18,394)	(465,790)	(754,869)
Units outstanding at end of year	201,791	4,740,210	160,969	2,147,239	5,808,137

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	79

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI EQV Intl Eq, Ser I
Operations
Investment income (loss) — net	$(31,832)	$(293)	$(1,671)	$(5,898)	$(6,323)
Net realized gain (loss) on sales of investments	(27,742)	(11)	(24,719)	(53,793)	6,291
Distributions from capital gains	112,362	1,009	—	—	380
Net change in unrealized appreciation (depreciation) of investments	891,516	7,358	33,056	109,994	79,140
Net increase (decrease) in net assets resulting from operations	944,304	8,063	6,666	50,303	79,488

Contract transactions
Contract purchase payments	6,442	—	44	450	5,052
Net transfers(1)	30,532	306	162	(94,802)	(245)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(4,586)	(164)	(84)	(2,188)	(207)
Contract terminations:
Surrender benefits	(311,646)	—	(1,453)	(83,083)	(12,421)
Death benefits	(363,647)	—	(77,153)	—	(20,771)
Increase (decrease) from transactions	(642,905)	142	(78,484)	(179,623)	(28,592)
Net assets at beginning of year	4,625,835	37,191	132,221	499,353	495,257
Net assets at end of year	$4,927,234	$45,396	$60,403	$370,033	$546,153

Accumulation unit activity
Units outstanding at beginning of year	1,773,358	15,136	109,899	415,631	193,686
Units purchased	14,799	125	167	2,903	1,820
Units redeemed	(240,626)	(65)	(65,223)	(143,614)	(12,183)
Units outstanding at end of year	1,547,531	15,196	44,843	274,920	183,323

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

80	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II
Operations
Investment income (loss) — net	$(8,564)	$(10)	$(23,738)	$(826)	$(180,021)
Net realized gain (loss) on sales of investments	701	9	13,628	(1,540)	(375,405)
Distributions from capital gains	390	104	205,446	—	—
Net change in unrealized appreciation (depreciation) of investments	88,271	155	294,958	6,520	1,316,216
Net increase (decrease) in net assets resulting from operations	80,798	258	490,294	4,154	760,790

Contract transactions
Contract purchase payments	—	—	—	2,310	31,718
Net transfers(1)	(24,305)	(2)	(11,485)	—	75,029
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(1,921)
Contract charges	(4,788)	(6)	(3,386)	(25)	(53,937)
Contract terminations:
Surrender benefits	(49,339)	(54)	(159,160)	(2,770)	(953,550)
Death benefits	(11,130)	—	(23,021)	(2,041)	(381,358)
Increase (decrease) from transactions	(89,562)	(62)	(197,052)	(2,526)	(1,284,019)
Net assets at beginning of year	544,184	791	1,562,394	57,839	11,841,467
Net assets at end of year	$535,420	$987	$1,855,636	$59,467	$11,318,238

Accumulation unit activity
Units outstanding at beginning of year	458,761	188	488,131	30,027	7,935,918
Units purchased	—	—	1,089	1,164	104,490
Units redeemed	(70,074)	(11)	(52,739)	(2,438)	(950,212)
Units outstanding at end of year	388,687	177	436,481	28,753	7,090,196

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	81

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Gro & Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser I	Invesco VI Mn St Mid Cap, Ser II	Invesco VI Mn St Sm Cap, Ser II
Operations
Investment income (loss) — net	$(457)	$(632)	$(133)	$(10,099)	$(8,305)
Net realized gain (loss) on sales of investments	805	(105)	(75)	(24,915)	37,426
Distributions from capital gains	50,576	—	1,698	—	—
Net change in unrealized appreciation (depreciation) of investments	(9,961)	1,271	3,226	106,552	255,585
Net increase (decrease) in net assets resulting from operations	40,963	534	4,716	71,538	284,706

Contract transactions
Contract purchase payments	100	—	—	168	13,029
Net transfers(1)	1,436	(2)	—	13,163	(118,813)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(2,068)
Contract charges	(1,442)	(61)	(6)	(3,219)	(6,473)
Contract terminations:
Surrender benefits	(7,519)	(696)	(52)	(50,068)	(183,118)
Death benefits	—	—	—	(38,363)	(35,187)
Increase (decrease) from transactions	(7,425)	(759)	(58)	(78,319)	(332,630)
Net assets at beginning of year	384,391	44,213	21,940	621,834	1,957,451
Net assets at end of year	$417,929	$43,988	$26,598	$615,053	$1,909,527

Accumulation unit activity
Units outstanding at beginning of year	103,823	15,817	7,840	262,041	437,568
Units purchased	444	—	—	7,542	4,380
Units redeemed	(2,432)	(312)	(18)	(38,042)	(79,344)
Units outstanding at end of year	101,835	15,505	7,822	231,541	362,604

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

82	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Gbl Res, Inst	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv
Operations
Investment income (loss) — net	$6,692	$(8,895)	$(3,887)	$(2,213)	$(159)
Net realized gain (loss) on sales of investments	114,411	14,153	13,851	8,801	5,769
Distributions from capital gains	—	50,296	22,788	—	—
Net change in unrealized appreciation (depreciation) of investments	33,110	42,453	147,597	53,237	9,052
Net increase (decrease) in net assets resulting from operations	154,213	98,007	180,349	59,825	14,662

Contract transactions
Contract purchase payments	2,361	475	5,294	64	62
Net transfers(1)	696	275	—	(160)	1,130
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(696)	(1,074)	(376)	(201)	(132)
Contract terminations:
Surrender benefits	(104,376)	(65,853)	(23,336)	(25,585)	(21,661)
Death benefits	(230,867)	(732)	(15,915)	(10,840)	(9,430)
Increase (decrease) from transactions	(332,882)	(66,909)	(34,333)	(36,722)	(30,031)
Net assets at beginning of year	1,313,313	652,683	737,590	132,872	169,837
Net assets at end of year	$1,134,644	$683,781	$883,606	$155,975	$154,468

Accumulation unit activity
Units outstanding at beginning of year	252,641	306,164	252,645	68,685	116,117
Units purchased	543	202	1,604	6	1,103
Units redeemed	(61,393)	(29,432)	(12,162)	(15,535)	(19,762)
Units outstanding at end of year	191,791	276,934	242,087	53,156	97,458

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	83

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Janus Henderson VIT Res, Serv	Lazard Retire Intl Eq, Serv	LVIP AC Disc Core Val, Std Cl II	LVIP AC Inflation Prot, Serv Cl	LVIP AC Intl, Serv Cl
Operations
Investment income (loss) — net	$(21,703)	$(168)	$232	$206,130	$171
Net realized gain (loss) on sales of investments	42,913	(2,480)	(4,192)	(235,845)	1,362
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	467,067	8,371	15,223	225,170	1,765
Net increase (decrease) in net assets resulting from operations	488,277	5,723	11,263	195,455	3,298

Contract transactions
Contract purchase payments	752	6	2,124	9,938	100
Net transfers(1)	(97,212)	(2)	—	964,901	(16)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(6,355)	(93)	(117)	(62,661)	(121)
Contract terminations:
Surrender benefits	(149,222)	(15,953)	(9,393)	(952,661)	(29,982)
Death benefits	(73,612)	—	(18,698)	(610,137)	—
Increase (decrease) from transactions	(325,649)	(16,042)	(26,084)	(650,620)	(30,019)
Net assets at beginning of year	1,366,607	44,782	184,983	12,833,794	29,241
Net assets at end of year	$1,529,235	$34,463	$170,162	$12,378,629	$2,520

Accumulation unit activity
Units outstanding at beginning of year	667,357	33,761	51,861	10,012,284	14,511
Units purchased	8,908	4	571	749,185	—
Units redeemed	(142,276)	(11,219)	(7,901)	(1,268,919)	(14,511)
Units outstanding at end of year	533,989	22,546	44,531	9,492,550	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

84	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	LVIP AC Mid Cap Val, Serv Cl	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP Baron Gro Opp, Serv Cl
Operations
Investment income (loss) — net	$368	$(100,435)	$1,366	$2,751	$(793)
Net realized gain (loss) on sales of investments	134	396,794	984	9,366	933
Distributions from capital gains	8,159	481,859	23,824	22,081	847
Net change in unrealized appreciation (depreciation) of investments	(5,502)	1,329,498	(4,600)	(14,152)	7,016
Net increase (decrease) in net assets resulting from operations	3,159	2,107,716	21,574	20,046	8,003

Contract transactions
Contract purchase payments	—	6,792	75	3,497	—
Net transfers(1)	(5)	(790,100)	2,069	—	(2)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	—	(25,756)	(32)	(190)	(88)
Contract terminations:
Surrender benefits	—	(468,007)	(1,782)	(15,308)	(1,065)
Death benefits	—	(227,214)	—	(11,024)	—
Increase (decrease) from transactions	(5)	(1,504,285)	330	(23,025)	(1,155)
Net assets at beginning of year	74,025	5,638,304	303,244	291,000	50,176
Net assets at end of year	$77,179	$6,241,735	$325,148	$288,021	$57,024

Accumulation unit activity
Units outstanding at beginning of year	26,754	1,559,583	105,291	57,159	8,673
Units purchased	—	1,537	719	662	—
Units redeemed	—	(336,582)	(579)	(5,232)	(211)
Units outstanding at end of year	26,754	1,224,538	105,431	52,589	8,462

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	85

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	LVIP JPM US Eq, Std Cl(2)	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Init Cl
Operations
Investment income (loss) — net	$(417)	$(6,753)	$(5,259)	$(19,956)	$(4,658)
Net realized gain (loss) on sales of investments	759	82,405	5,243	5,375	(21,327)
Distributions from capital gains	970	47,555	37,626	87,434	—
Net change in unrealized appreciation (depreciation) of investments	29,538	18,616	66,332	249,172	64,443
Net increase (decrease) in net assets resulting from operations	30,850	141,823	103,942	322,025	38,458

Contract transactions
Contract purchase payments	1,660	—	600	—	35
Net transfers(1)	201,097	(5,960)	707	60,262	2,605
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,991)	—
Contract charges	(259)	(666)	(61)	(2,455)	(715)
Contract terminations:
Surrender benefits	(8,869)	(82,179)	(2,293)	(42,364)	(31,921)
Death benefits	—	(218,275)	(10,311)	(100,975)	(26,142)
Increase (decrease) from transactions	193,629	(307,080)	(11,358)	(87,523)	(56,138)
Net assets at beginning of year	—	996,468	610,317	1,503,023	320,105
Net assets at end of year	$224,479	$831,211	$702,901	$1,737,525	$302,425

Accumulation unit activity
Units outstanding at beginning of year	—	338,761	214,451	704,347	97,517
Units purchased	37,606	6,504	457	28,189	880
Units redeemed	(1,588)	(106,088)	(3,566)	(65,686)	(15,602)
Units outstanding at end of year	36,018	239,177	211,342	666,850	82,795

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 28, 2023 (commencement of operations) to December 31, 2023.

See accompanying notes to financial statements.

86	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl	MFS Total Return, Serv Cl	MFS Utilities, Init Cl
Operations
Investment income (loss) — net	$(19,670)	$(2,258)	$258	$54,039	$49,854
Net realized gain (loss) on sales of investments	(88,904)	15,009	86	18,357	36,353
Distributions from capital gains	—	12,577	1,236	514,048	129,124
Net change in unrealized appreciation (depreciation) of investments	272,426	21,949	987	410,709	(326,594)
Net increase (decrease) in net assets resulting from operations	163,852	47,277	2,567	997,153	(111,263)

Contract transactions
Contract purchase payments	—	167	—	41,440	102
Net transfers(1)	5,719	10,277	(66)	84,205	(209,693)
Adjustments to net assets allocated to contracts in payment period	(1,095)	—	—	—	(2,242)
Contract charges	(4,618)	(415)	(49)	(38,468)	(2,867)
Contract terminations:
Surrender benefits	(90,062)	(7,102)	(882)	(948,635)	(124,115)
Death benefits	(36,918)	(78,712)	—	(228,565)	(39,878)
Increase (decrease) from transactions	(126,974)	(75,785)	(997)	(1,090,023)	(378,693)
Net assets at beginning of year	1,390,682	292,261	28,722	12,248,540	2,612,359
Net assets at end of year	$1,427,560	$263,753	$30,292	$12,155,670	$2,122,403

Accumulation unit activity
Units outstanding at beginning of year	420,974	94,344	9,443	4,718,627	659,830
Units purchased	1,704	2,910	—	57,171	3,550
Units redeemed	(40,872)	(26,316)	(320)	(490,994)	(94,636)
Units outstanding at end of year	381,806	70,938	9,123	4,284,804	568,744

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	87

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	PIMCO VIT All Asset, Advisor Cl	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB
Operations
Investment income (loss) — net	$16,737	$(677)	$6,910	$21,285	$6,811
Net realized gain (loss) on sales of investments	10,373	(9,240)	(14,582)	(33,182)	(13,218)
Distributions from capital gains	49,086	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(113,299)	24,274	44,429	25,102	10,472
Net increase (decrease) in net assets resulting from operations	(37,103)	14,357	36,757	13,205	4,065

Contract transactions
Contract purchase payments	150	—	19,314	396	66
Net transfers(1)	(71,908)	—	14,971	439	—
Adjustments to net assets allocated to contracts in payment period	(4,361)	—	—	(1,323)	—
Contract charges	(1,468)	(7)	(4,315)	(165)	(131)
Contract terminations:
Surrender benefits	(40,013)	(5,212)	(53,655)	(45,119)	(13,217)
Death benefits	(4,947)	—	(6,664)	(9,094)	(7,986)
Increase (decrease) from transactions	(122,547)	(5,219)	(30,349)	(54,866)	(21,268)
Net assets at beginning of year	1,015,509	36,296	608,665	435,708	153,527
Net assets at end of year	$855,859	$45,434	$615,073	$394,047	$136,324

Accumulation unit activity
Units outstanding at beginning of year	175,776	15,908	411,930	175,542	83,245
Units purchased	1,457	—	25,187	343	36
Units redeemed	(23,120)	(2,064)	(44,991)	(22,383)	(11,758)
Units outstanding at end of year	154,113	13,844	392,126	153,502	71,523

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

88	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Put VT Emerg Mkts Eq, Cl IB	Put VT Focused Intl Eq, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB
Operations
Investment income (loss) — net	$(1,653)	$(1,706)	$(7,587)	$15,071	$3,388
Net realized gain (loss) on sales of investments	232	(5,633)	6,573	(15,241)	(4,490)
Distributions from capital gains	—	—	58,325	—	—
Net change in unrealized appreciation (depreciation) of investments	19,928	65,907	(6,688)	35,544	9,274
Net increase (decrease) in net assets resulting from operations	18,507	58,568	50,623	35,374	8,172

Contract transactions
Contract purchase payments	31	—	150	180	2,143
Net transfers(1)	5,195	(2,152)	(5,092)	114	—
Adjustments to net assets allocated to contracts in payment period	—	58	—	—	—
Contract charges	(221)	(165)	(2,599)	(123)	(59)
Contract terminations:
Surrender benefits	(8,116)	(25,808)	(45,250)	(36,381)	(7,318)
Death benefits	(10,684)	(1,620)	(42,458)	(5,611)	(7,499)
Increase (decrease) from transactions	(13,795)	(29,687)	(95,249)	(41,821)	(12,733)
Net assets at beginning of year	193,742	346,133	767,401	350,840	85,469
Net assets at end of year	$198,454	$375,014	$722,775	$344,393	$80,908

Accumulation unit activity
Units outstanding at beginning of year	181,441	154,693	172,099	104,561	35,403
Units purchased	4,686	—	288	84	850
Units redeemed	(15,843)	(12,540)	(22,379)	(11,947)	(5,940)
Units outstanding at end of year	170,284	142,153	150,008	92,698	30,313

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	89

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB	Put VT Lg Cap Gro, Cl IA	Put VT Lg Cap Gro, Cl IB
Operations
Investment income (loss) — net	$1,100	$(42,691)	$1	$(6,393)	$(12,908)
Net realized gain (loss) on sales of investments	(970)	11,106	13	8,603	13,489
Distributions from capital gains	—	—	—	5,965	12,627
Net change in unrealized appreciation (depreciation) of investments	606	530,526	24	149,268	304,917
Net increase (decrease) in net assets resulting from operations	736	498,941	38	157,443	318,125

Contract transactions
Contract purchase payments	—	1,972	—	—	3,929
Net transfers(1)	258	(70,604)	—	(1,745)	2,100
Adjustments to net assets allocated to contracts in payment period	—	(1,172)	—	1,127	—
Contract charges	(35)	(6,939)	—	(162)	(405)
Contract terminations:
Surrender benefits	(2,147)	(320,073)	—	(30,647)	(39,097)
Death benefits	—	(64,400)	—	(1,116)	(19,544)
Increase (decrease) from transactions	(1,924)	(461,216)	—	(32,543)	(53,017)
Net assets at beginning of year	25,602	3,168,300	218	380,048	769,754
Net assets at end of year	$24,414	$3,206,025	$256	$504,948	$1,034,862

Accumulation unit activity
Units outstanding at beginning of year	15,261	2,269,261	—	185,835	384,040
Units purchased	141	3,635	—	—	2,436
Units redeemed	(1,316)	(297,212)	—	(13,618)	(24,099)
Units outstanding at end of year	14,086	1,975,684	—	172,217	362,377

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

90	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Put VT Lg Cap Val, Cl IA	Put VT Lg Cap Val, Cl IB	Put VT Research, Cl IB	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA
Operations
Investment income (loss) — net	$20,882	$19,046	$(243)	$(7,915)	$(15,649)
Net realized gain (loss) on sales of investments	25,596	22,919	5,062	(13,110)	30,368
Distributions from capital gains	138,983	149,250	—	65,385	72,670
Net change in unrealized appreciation (depreciation) of investments	139,983	160,533	5,611	67,763	439,323
Net increase (decrease) in net assets resulting from operations	325,444	351,748	10,430	112,123	526,712

Contract transactions
Contract purchase payments	1,273	1,374	125	100	744
Net transfers(1)	(4,972)	(24,862)	1,277	2,646	(1,727)
Adjustments to net assets allocated to contracts in payment period	3,959	(4,831)	—	—	(33)
Contract charges	(1,120)	(5,819)	(203)	(692)	(1,042)
Contract terminations:
Surrender benefits	(181,957)	(134,424)	(10,372)	(42,268)	(84,348)
Death benefits	(27,120)	(10,154)	—	—	(48,838)
Increase (decrease) from transactions	(209,937)	(178,716)	(9,173)	(40,214)	(135,244)
Net assets at beginning of year	2,415,634	2,602,497	44,855	533,346	2,204,980
Net assets at end of year	$2,531,141	$2,775,529	$46,112	$605,255	$2,596,448

Accumulation unit activity
Units outstanding at beginning of year	1,460,926	1,584,469	11,849	215,674	304,529
Units purchased	729	4,623	569	1,969	93
Units redeemed	(125,060)	(106,375)	(3,100)	(16,359)	(16,977)
Units outstanding at end of year	1,336,595	1,482,717	9,318	201,284	287,645

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	91

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2
Operations
Investment income (loss) — net	$(21,303)	$(4,572)	$(1,504)	$1,937	$46,792
Net realized gain (loss) on sales of investments	43,677	(8,955)	409	(5,382)	(3,816)
Distributions from capital gains	84,476	—	24,287	178	—
Net change in unrealized appreciation (depreciation) of investments	470,000	60,330	36,467	28,647	389,944
Net increase (decrease) in net assets resulting from operations	576,850	46,803	59,659	25,380	432,920

Contract transactions
Contract purchase payments	810	1,629	1,651	240	2,346
Net transfers(1)	(274)	839	(168)	—	(66,027)
Adjustments to net assets allocated to contracts in payment period	(2,750)	—	—	—	—
Contract charges	(2,516)	(807)	(564)	(413)	(7,081)
Contract terminations:
Surrender benefits	(96,760)	(49,301)	(8,261)	(23,275)	(178,032)
Death benefits	(114,914)	—	—	(8,348)	(70,098)
Increase (decrease) from transactions	(216,404)	(47,640)	(7,342)	(31,796)	(318,892)
Net assets at beginning of year	2,465,786	320,260	250,916	229,100	2,387,252
Net assets at end of year	$2,826,232	$319,423	$303,233	$222,684	$2,501,280

Accumulation unit activity
Units outstanding at beginning of year	649,812	69,604	46,784	93,977	1,570,374
Units purchased	449	522	309	88	1,586
Units redeemed	(51,234)	(11,566)	(1,550)	(11,960)	(192,589)
Units outstanding at end of year	599,027	58,560	45,543	82,105	1,379,371

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

92	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave VST Third Ave Value	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(102,452)	$4,487	$1,884	$(128,373)	$(926,974)
Net realized gain (loss) on sales of investments	(227,579)	(1,984)	3,970	1,424,833	5,530,994
Distributions from capital gains	—	—	14,154	—	—
Net change in unrealized appreciation (depreciation) of investments	394,543	41,751	18,232	128,206	4,363,627
Net increase (decrease) in net assets resulting from operations	64,512	44,254	38,240	1,424,666	8,967,647

Contract transactions
Contract purchase payments	3,152	—	213	—	88,586
Net transfers(1)	359,583	(2,409)	(110)	(965,148)	(2,894,581)
Adjustments to net assets allocated to contracts in payment period	(1,033)	—	—	—	—
Contract charges	(32,062)	(356)	(381)	(122,901)	(430,470)
Contract terminations:
Surrender benefits	(477,601)	(12,989)	(10,475)	(2,019,281)	(4,907,208)
Death benefits	(268,010)	—	—	—	(913,280)
Increase (decrease) from transactions	(415,971)	(15,754)	(10,753)	(3,107,330)	(9,056,953)
Net assets at beginning of year	6,478,799	238,938	204,853	10,225,519	62,848,446
Net assets at end of year	$6,127,340	$267,438	$232,340	$8,542,855	$62,759,140

Accumulation unit activity
Units outstanding at beginning of year	4,102,341	165,716	58,264	5,040,343	31,593,159
Units purchased	241,248	51	56	26,166	125,722
Units redeemed	(511,393)	(9,760)	(2,768)	(1,427,505)	(4,363,546)
Units outstanding at end of year	3,832,196	156,007	55,552	3,639,004	27,355,335

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	93

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$(182,509)	$(590,547)	$(3,982)	$(311)	$(168,025)
Net realized gain (loss) on sales of investments	189,332	1,196,623	4,158	553	109,804
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	882,254	2,015,725	30,073	3,001	706,903
Net increase (decrease) in net assets resulting from operations	889,077	2,621,801	30,249	3,243	648,682

Contract transactions
Contract purchase payments	231,341	246,224	—	—	—
Net transfers(1)	245,731	(607,977)	(2)	(6)	598,661
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(190,898)	(493,083)	(6,397)	(434)	(107,189)
Contract terminations:
Surrender benefits	(2,626,511)	(5,168,502)	(49,395)	(2,375)	(1,272,094)
Death benefits	(292,538)	(1,455,339)	—	—	(306,283)
Increase (decrease) from transactions	(2,632,875)	(7,478,677)	(55,794)	(2,815)	(1,086,905)
Net assets at beginning of year	14,300,570	43,017,490	315,673	26,131	11,073,208
Net assets at end of year	$12,556,772	$38,160,614	$290,128	$26,559	$10,634,985

Accumulation unit activity
Units outstanding at beginning of year	12,028,143	36,585,087	300,340	22,246	10,960,960
Units purchased	436,867	478,050	—	—	630,267
Units redeemed	(2,596,362)	(6,707,454)	(51,430)	(2,308)	(1,703,830)
Units outstanding at end of year	9,868,648	30,355,683	248,910	19,938	9,887,397

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

94	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(441,794)	$(1,224,811)	$(2,483,487)	$(2,517,332)	$(9,007,018)
Net realized gain (loss) on sales of investments	784,749	3,016,476	5,709,928	11,230,349	44,665,805
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,928,415	8,421,502	13,004,207	12,171,646	29,486,148
Net increase (decrease) in net assets resulting from operations	2,271,370	10,213,167	16,230,648	20,884,663	65,144,935

Contract transactions
Contract purchase payments	25,610	49,583	14,496	354,504	731,370
Net transfers(1)	(610,329)	121,070	1,139,293	1,879,959	7,795,433
Adjustments to net assets allocated to contracts in payment period	—	—	—	(4,514)	(4,157)
Contract charges	(297,526)	(917,638)	(1,606,461)	(2,989,884)	(7,182,777)
Contract terminations:
Surrender benefits	(3,518,709)	(8,003,806)	(16,059,279)	(20,621,951)	(67,754,750)
Death benefits	(690,047)	(880,581)	(4,494,592)	(2,868,587)	(17,156,716)
Increase (decrease) from transactions	(5,091,001)	(9,631,372)	(21,006,543)	(24,250,473)	(83,571,597)
Net assets at beginning of year	30,540,912	84,426,428	165,779,974	194,674,449	623,767,191
Net assets at end of year	$27,721,281	$85,008,223	$161,004,079	$191,308,639	$605,340,529

Accumulation unit activity
Units outstanding at beginning of year	28,273,236	69,477,081	143,791,125	121,162,951	396,064,237
Units purchased	322,579	321,388	1,139,066	1,297,484	5,282,397
Units redeemed	(4,875,499)	(7,865,483)	(18,681,502)	(15,718,943)	(56,275,346)
Units outstanding at end of year	23,720,316	61,932,986	126,248,689	106,741,492	345,071,288

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	95

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3
Operations
Investment income (loss) — net	$(464,447)	$(2,273,770)	$(343,086)	$(944,790)	$(11,336)
Net realized gain (loss) on sales of investments	3,393,652	15,719,605	1,143,899	3,950,987	96,837
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,404,105	4,761,201	1,323,070	2,239,807	54,787
Net increase (decrease) in net assets resulting from operations	4,333,310	18,207,036	2,123,883	5,246,004	140,288

Contract transactions
Contract purchase payments	179,803	201,984	—	30,816	—
Net transfers(1)	(1,701,910)	(5,416,676)	303,008	(333,703)	(45,584)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(276,991)	(1,033,770)	(398,172)	(700,806)	(6,109)
Contract terminations:
Surrender benefits	(3,247,600)	(16,271,869)	(4,378,642)	(6,938,389)	(62,497)
Death benefits	(739,624)	(4,188,527)	(128,775)	(2,566,625)	(13,234)
Increase (decrease) from transactions	(5,786,322)	(26,708,858)	(4,602,581)	(10,508,707)	(127,424)
Net assets at beginning of year	35,392,083	152,423,463	26,304,791	65,858,953	683,994
Net assets at end of year	$33,939,071	$143,921,641	$23,826,093	$60,596,250	$696,858

Accumulation unit activity
Units outstanding at beginning of year	19,679,654	86,560,638	19,163,176	48,642,608	333,708
Units purchased	366,811	361,324	209,372	496,207	—
Units redeemed	(3,377,275)	(14,620,268)	(3,489,086)	(8,051,423)	(56,627)
Units outstanding at end of year	16,669,190	72,301,694	15,883,462	41,087,392	277,081

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

96	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn
Operations
Investment income (loss) — net	$(139,315)	$(5,273)	$(37,949)	$(23,712)	$(81,571)
Net realized gain (loss) on sales of investments	579,797	14,309	100,995	19,554	(509,397)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	365,695	25,316	438,965	244,745	1,499,506
Net increase (decrease) in net assets resulting from operations	806,177	34,352	502,011	240,587	908,538

Contract transactions
Contract purchase payments	18,121	—	—	—	3,475
Net transfers(1)	545,106	(57,184)	1,549	342,120	13,640
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(41,267)	(9,440)	(54,611)	(42,667)	(23,799)
Contract terminations:
Surrender benefits	(715,641)	(55,897)	(461,007)	(173,257)	(420,372)
Death benefits	(309,257)	—	—	—	(182,748)
Increase (decrease) from transactions	(502,938)	(122,521)	(514,069)	126,196	(609,804)
Net assets at beginning of year	8,464,294	442,141	3,667,779	1,771,916	4,790,415
Net assets at end of year	$8,767,533	$353,972	$3,655,721	$2,138,699	$5,089,149

Accumulation unit activity
Units outstanding at beginning of year	3,047,082	400,545	2,821,029	1,468,678	1,597,329
Units purchased	216,649	—	91,247	275,216	16,362
Units redeemed	(374,380)	(109,270)	(475,347)	(172,030)	(197,191)
Units outstanding at end of year	2,889,351	291,275	2,436,929	1,571,864	1,416,500

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	97

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Wanger Intl
Operations
Investment income (loss) — net	$(58,438)
Net realized gain (loss) on sales of investments	(272,915)
Distributions from capital gains	—
Net change in unrealized appreciation (depreciation) of investments	989,988
Net increase (decrease) in net assets resulting from operations	658,635

Contract transactions
Contract purchase payments	5,057
Net transfers(1)	1,913
Adjustments to net assets allocated to contracts in payment period	—
Contract charges	(20,668)
Contract terminations:
Surrender benefits	(350,391)
Death benefits	(184,309)
Increase (decrease) from transactions	(548,398)
Net assets at beginning of year	4,524,262
Net assets at end of year	$4,634,499

Accumulation unit activity
Units outstanding at beginning of year	1,750,556
Units purchased	12,546
Units redeemed	(203,100)
Units outstanding at end of year	1,560,002

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

98	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

1. ORGANIZATION

RiverSource Variable Annuity Account (the Account) was established under Indiana law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Indiana Department of Insurance.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

Evergreen Essential Variable Annuity (EG Essential)

Evergreen New Solutions Variable Annuity (EG New Solutions)

Evergreen New Solutions Select Variable Annuity (EG New Solutions Select)

Evergreen Pathways Variable Annuity (EG Pathways)

Evergreen Pathways Select Variable Annuity (EG Pathways Select)

Evergreen Privilege Variable Annuity (EG Privilege)

RiverSource® AccessChoice Select Variable Annuity (AccessChoice Select)

RiverSource® Builder Select Variable Annuity (Builder Select)

RiverSource® Endeavor Select Variable Annuity (Endeavor Select)

RiverSource® FlexChoice Variable Annuity (FlexChoice)

RiverSource® FlexChoice Select Variable Annuity (FlexChoice Select)

RiverSource® Galaxy Premier Variable Annuity (Galaxy)

RiverSource® Innovations Variable Annuity (Innovations)

RiverSource® Innovations Select Variable Annuity (Innovations Select)

RiverSource® Innovations Classic Variable Annuity (Innovations Classic)

RiverSource® Innovations Classic Select Variable Annuity (Innovations Classic Select)

RiverSource® New Solutions Variable Annuity (New Solutions)

RiverSource® Personal Portfolio Variable Annuity (Personal Portfolio)*

RiverSource® Personal Portfolio Plus Variable Annuity (Personal Portfolio Plus)*

RiverSource® Personal Portfolio Plus2 Variable Annuity (Personal Portfolio Plus2)*

RiverSource® Pinnacle Variable Annuity (Pinnacle)

RiverSource® Platinum Variable Annuity (Platinum)*

RiverSource® Preferred Variable Annuity (Preferred)*

RiverSource® Signature Variable Annuity (Signature)

RiverSource® Signature Select Variable Annuity (Signature Select)

RiverSource® Signature One Variable Annuity (Signature One)

RiverSource® Signature One Select Variable Annuity (Signature One Select)

Wells Fargo Advantage Variable Annuity (Wells Advantage)

Wells Fargo Advantage Select Variable Annuity (Wells Advantage Select)

Wells Fargo Advantage Builder Variable Annuity (Wells Builder)

Wells Fargo Advantage Choice Variable Annuity (Wells Choice)

Wells Fargo Advantage Choice Select Variable Annuity (Wells Choice Select)

*

New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2024, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.

Division	Fund
AB VPS Bal Hedged Alloc, Cl B	AB VPS Balanced Hedged Allocation Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
AB VPS Relative Val, Cl B	AB VPS Relative Value Portfolio (Class B)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	99

Division	Fund
AB VPS Sus Gbl Thematic, Cl B	AB VPS Sustainable Global Thematic Portfolio (Class B)
Allspg VT Dis All Cap Gro, Cl 1	Allspring VT Discovery All Cap Growth Fund – Class 1
Allspg VT Dis All Cap Gro, Cl 2	Allspring VT Discovery All Cap Growth Fund – Class 2
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2
Allspg VT Opp, Cl 1	Allspring VT Opportunity Fund – Class 1
Allspg VT Opp, Cl 2	Allspring VT Opportunity Fund – Class 2
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2
BNY Mellon IP MidCap Stock, Serv	BNY Mellon Investment Portfolios, MidCap Stock Portfolio – Service Shares
BNY Mellon IP Tech Gro, Serv	BNY Mellon Investment Portfolios, Technology Growth Portfolio – Service Shares
BNY Mellon Sus US Eq, Init	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares
BNY Mellon VIF Appr, Serv	BNY Mellon Variable Investment Fund, Appreciation Portfolio – Service Shares
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Govt Money Mkt, Cl 1	Columbia Variable Portfolio – Government Money Market Fund (Class 1)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 1	Columbia Variable Portfolio – Income Opportunities Fund (Class 1)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 1	Columbia Variable Portfolio – Large Cap Growth Fund (Class 1)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP Sm Cap Val, Cl 2	Columbia Variable Portfolio – Small Cap Value Fund (Class 2)
Col VP Sm Co Gro, Cl 1	Columbia Variable Portfolio – Small Company Growth Fund (Class 1)
Col VP US Govt Mtge, Cl 1	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 1)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return, Cl 1	Credit Suisse Trust – Commodity Return Strategy Portfolio, Class 1
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP Prin Blue Chip Gro, Cl 1	CTIVP® – Principal Blue Chip Growth Fund (Class 1) (renamed to CTIVP® – Principal Large Cap Growth Fund (Class 1) effective sometime during the second quarter of 2025)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Bal, Serv Cl	Fidelity® VIP Balanced Portfolio Service Class
Fid VIP Bal, Serv Cl 2	Fidelity® VIP Balanced Portfolio Service Class 2
Fid VIP Contrafund, Serv Cl	Fidelity® VIP ContrafundSM Portfolio Service Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Dyn Appr, Serv Cl 2	Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro, Serv Cl	Fidelity® VIP Growth Portfolio Service Class
Fid VIP Gro, Serv Cl 2	Fidelity® VIP Growth Portfolio Service Class 2
Fid VIP Hi Inc, Serv Cl	Fidelity® VIP High Income Portfolio Service Class
Fid VIP Hi Inc, Serv Cl 2	Fidelity® VIP High Income Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Rising Divd, Cl 2	Franklin Rising Dividends VIP Fund – Class 2

100	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Division	Fund
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
Frank Sm Mid Cap Gro, Cl 2	Franklin Small-Mid Cap Growth VIP Fund – Class 2
GS VIT Intl Eq Insights, Inst	Goldman Sachs VIT International Equity Insights Fund – Institutional Shares
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Strategic Gro, Inst	Goldman Sachs VIT Strategic Growth Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI American Value, Ser II	Invesco V.I. American Value Fund, Series II Shares
Invesco VI Cap Appr, Ser I	Invesco V.I. Capital Appreciation Fund, Series I Shares (renamed to Invesco V.I Discovery Large Cap Fund, Series I Shares effective sometime during the second quarter of 2025)
Invesco VI Cap Appr, Ser II	Invesco V.I. Capital Appreciation Fund, Series II Shares (renamed to Invesco V.I Discovery Large Cap Fund, Series II Shares effective sometime during the second quarter of 2025)
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Core Eq, Ser II	Invesco V.I. Core Equity Fund, Series II Shares
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares
Invesco VI Dis Mid Cap Gro, Ser II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares
Invesco VI EQV Intl Eq, Ser I	Invesco V.I. EQV International Equity Fund, Series I Shares
Invesco VI EQV Intl Eq, Ser II	Invesco V.I. EQV International Equity Fund, Series II Shares
Invesco VI Global, Ser I	Invesco V.I. Global Fund, Series I Shares
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares
Invesco VI Gbl Strat Inc, Ser I	Invesco V.I. Global Strategic Income Fund, Series I Shares
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares
Invesco VI Gro & Inc, Ser II	Invesco V.I. Growth and Income Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Main St, Ser I	Invesco V.I. Main Street Fund®, Series I Shares
Invesco VI Mn St Mid Cap, Ser II	Invesco V.I. Main Street Mid Cap Fund®, Series II Shares
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Janus Henderson VIT Bal, Inst	Janus Henderson VIT Balanced Portfolio: Institutional Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Gbl Res, Inst	Janus Henderson VIT Global Research Portfolio: Institutional Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Retire Intl Eq, Serv	Lazard Retirement International Equity Portfolio – Service Shares
LVIP AC Disc Core Val, Std Cl II	LVIP American Century Disciplined Core Value Fund, Standard Class II(1)
LVIP AC Inflation Prot, Serv Cl	LVIP American Century Inflation Protection Fund, Service Class(2)
LVIP AC Intl, Serv Cl	LVIP American Century International Fund, Service Class(3)
LVIP AC Mid Cap Val, Serv Cl	LVIP American Century Mid Cap Value Fund, Service Class(4)
LVIP AC Ultra, Serv Cl	LVIP American Century Ultra® Fund, Service Class(5)
LVIP AC Val, Serv Cl	LVIP American Century Value Fund, Service Class(6)
LVIP AC Val, Std Cl II	LVIP American Century Value Fund, Standard Class II(7)
LVIP Baron Gro Opp, Serv Cl	LVIP Baron Growth Opportunities Fund – Service Class
LVIP JPM US Eq, Std Cl	LVIP JPMorgan U.S. Equity Fund – Standard Class(8),(9)
MFS Inv Trust, Init Cl	MFS® Investors Trust Series – Initial Class
MFS Inv Trust, Serv Cl	MFS® Investors Trust Series – Service Class
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Init Cl	MFS® New Discovery Series – Initial Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Research, Init Cl	MFS® Research Series – Initial Class
MFS Total Return, Init Cl	MFS® Total Return Series – Initial Class
MFS Total Return, Serv Cl	MFS® Total Return Series – Service Class
MFS Utilities, Init Cl	MFS® Utilities Series – Initial Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	101

Division	Fund
Put VT Div Inc, Cl IA	Putnam VT Diversified Income Fund – Class IA Shares
Put VT Div Inc, Cl IB	Putnam VT Diversified Income Fund – Class IB Shares
Put VT Emerg Mkts Eq, Cl IB	Putnam VT Emerging Markets Equity Fund – Class IB Shares
Put VT Focused Intl Eq, Cl IA	Putnam VT Focused International Equity Fund – Class IA Shares
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IA	Putnam VT High Yield Fund – Class IA Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Inc, Cl IB	Putnam VT Income Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Intl Val, Cl IB	Putnam VT International Value Fund – Class IB Shares
Put VT Lg Cap Gro, Cl IA	Putnam VT Large Cap Growth Fund – Class IA Shares
Put VT Lg Cap Gro, Cl IB	Putnam VT Large Cap Growth Fund – Class IB Shares
Put VT Lg Cap Val, Cl IA	Putnam VT Large Cap Value Fund – Class IA Shares
Put VT Lg Cap Val, Cl IB	Putnam VT Large Cap Value Fund – Class IB Shares
Put VT Research, Cl IB	Putnam VT Research Fund – Class IB Shares
Put VT Sm Cap Val, Cl IB	Putnam VT Small Cap Value Fund – Class IB Shares
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Royce Sm-Cap, Invest Cl	Royce Capital Fund – Small-Cap Portfolio, Investment Class
Temp Dev Mkts, Cl 2	Templeton Developing Markets VIP Fund – Class 2
Temp Foreign, Cl 2	Templeton Foreign VIP Fund – Class 2
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Temp Gro, Cl 2	Templeton Growth VIP Fund – Class 2
Third Ave VST Third Ave Value	Third Avenue VST Third Avenue Value Portfolio
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
Wanger Acorn	Wanger Acorn (renamed to Columbia Variable Portfolio – Acorn Fund effective sometime during the second quarter of 2025)
Wanger Intl	Wanger International (renamed to Columbia Variable Portfolio – Acorn International Fund effective sometime during the second quarter of 2025)

(1)	American Century VP Disciplined Core Value, Class I reorganized into LVIP American Century Disciplined Core Value Fund, Standard Class II on April 26, 2024.
(2)	American Century VP Inflation Protection, Class II reorganized into LVIP American Century Inflation Protection Fund, Service Class on April 26, 2024.
(3)	American Century VP International, Class II reorganized into LVIP American Century International Fund, Service Class on April 26, 2024.
(4)	American Century VP Mid Cap Value, Class II reorganized into LVIP American Century Mid Cap Value Fund, Service Class on April 26, 2024.
(5)	American Century VP Ultra®, Class II reorganized into LVIP American Century Ultra® Fund, Service Class on April 26, 2024.
(6)	American Century VP Value, Class II reorganized into LVIP American Century Value Fund, Service Class on April 26, 2024.
(7)	American Century VP Value, Class I reorganized into LVIP American Century Value Fund, Standard Class II on April 26, 2024.
(8)	JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares merged into LVIP JPMorgan U.S. Equity Fund – Standard Class on April 28, 2023.
(9)	For the period April 28, 2023 (commencement of operations) to December 31, 2023.

102	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the trade date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2024.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Segment Reporting

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Improvements to Reportable Segment Disclosures, updating reportable segment disclosure requirements in accordance with Topic 280, Segment Reporting (“Topic 280”), primarily through enhanced disclosures about significant segment expenses. The amendments also expand Topic 280 disclosures to public entities with one reportable segment. The amendments are effective for annual periods beginning after December 15, 2023, and interim periods beginning after December 15, 2024. The standard was adopted on January 1, 2024. The adoption of the standard did not have an impact on the statement of assets and liabilities, the statement of operations or the statement of changes in net assets, as the standard is disclosure-related only.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	103

The Chairman and President of RiverSource Life Insurance Company acts as the Account’s chief operating decision maker (“CODM”) in assessing performance and making decisions about resource allocation. The CODM has determined that the Account has a single operating segment because the CODM monitors net income, investment performance and overall operating results of the Account as a whole in making decisions about resource allocation. The financial information provided to and reviewed by the CODM is consistent with that presented within the Account’s financial statements.

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee	Administrative charge
EG Essential	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%
EG New Solutions	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%
EG New Solutions Select	1.00% to 1.75% (depending on the contract and death benefit option selected)	0.15%
EG Pathways	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
EG Pathways Select	1.55% to 2.05% (depending on the contract and death benefit option selected)	0.15%
EG Privilege	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
AccessChoice Select	1.55% to 2.05% (depending on the contract and death benefit option selected)	0.15%
Builder Select	1.25% to 1.95% (depending on the contract and death benefit option selected)	0.15%
Endeavor Select	0.90% to 1.75% (depending on the contract and death benefit option selected)	0.15%
FlexChoice	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
FlexChoice Select	1.55% to 2.10% (depending on the contract and death benefit option selected)	0.15%
Galaxy	1.00% to 1.10% (depending on the contract and death benefit option selected)	0.15%
Innovations	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%
Innovations Select	0.85% to 1.85% (depending on the contract and death benefit option selected)	0.15%
Innovations Classic	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%
Innovations Classic Select	0.90% to 1.75% (depending on the contract and death benefit option selected)	0.15%
New Solutions	0.85% to 1.20% (depending on the contract and death benefit option selected)	0.15%
Personal Portfolio	1.25%	0.15%
Personal Portfolio Plus	1.25%	0.15%
Personal Portfolio Plus[2]	1.25%	0.15%
Pinnacle	1.00% to 1.10% (depending on the contract and death benefit option selected)	0.15%
Platinum	1.25%	0.15%
Preferred	1.25%	0.15%
Signature	1.25%	0.15%

104	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Product	Mortality and expense risk fee	Administrative charge
Signature Select	1.30% to 1.75% (depending on the contract and death benefit option selected)	0.15%
Signature One	1.35% to 1.45% (depending on the contract and death benefit option selected)	0.15%
Signature One Select	1.30% to 2.05% (depending on the contract and death benefit option selected)	0.15%
Wells Advantage	1.05% to 1.50% (depending on the contract and death benefit option selected)	0.15%
Wells Advantage Select	0.90% to 1.75% (depending on the contract and death benefit option selected)	0.15%
Wells Builder	1.10% to 1.55% (depending on the contract and death benefit option selected)	0.15%
Wells Choice	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
Wells Choice Select	1.55% to 2.05% (depending on the contract and death benefit option selected)	0.15%

4. CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $50 per year on the contract anniversary depending upon the product selected. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary.

5. WITHDRAWAL CHARGES

RiverSource Life may assess a withdrawal charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life. Charges by RiverSource Life for withdrawals are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

7. INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2024 were as follows:

Division	Purchases
AB VPS Bal Hedged Alloc, Cl B	$12,134
AB VPS Intl Val, Cl B	841,649
AB VPS Lg Cap Gro, Cl B	180,746
AB VPS Relative Val, Cl B	243,999
AB VPS Sus Gbl Thematic, Cl B	14,963
Allspg VT Dis All Cap Gro, Cl 1	16,088
Allspg VT Dis All Cap Gro, Cl 2	920,341
Allspg VT Index Asset Alloc, Cl 2	431,619
Allspg VT Opp, Cl 1	57,630
Allspg VT Opp, Cl 2	419,857
Allspg VT Sm Cap Gro, Cl 2	41,953

Division	Purchases
BNY Mellon IP MidCap Stock, Serv	$1,617
BNY Mellon IP Tech Gro, Serv	110,993
BNY Mellon Sus US Eq, Init	5,658
BNY Mellon VIF Appr, Serv	9,293
CB Var Sm Cap Gro, Cl I	3,066
Col VP Bal, Cl 3	64,265
Col VP Disciplined Core, Cl 3	51,783
Col VP Divd Opp, Cl 3	293,473
Col VP Emer Mkts, Cl 3	473,522
Col VP Govt Money Mkt, Cl 1	8,874
Col VP Govt Money Mkt, Cl 3	7,472,810

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	105

Division	Purchases
Col VP Hi Yield Bond, Cl 3	$417,538
Col VP Inc Opp, Cl 1	13,651
Col VP Inc Opp, Cl 3	326,984
Col VP Inter Bond, Cl 3	745,480
Col VP Lg Cap Gro, Cl 1	73,341
Col VP Lg Cap Gro, Cl 3	1,430
Col VP Lg Cap Index, Cl 3	71,041
Col VP Overseas Core, Cl 3	14,077
Col VP Select Lg Cap Val, Cl 3	—
Col VP Select Mid Cap Gro, Cl 3	26,019
Col VP Select Mid Cap Val, Cl 3	2
Col VP Select Sm Cap Val, Cl 3	2,278
Col VP Sm Cap Val, Cl 2	51,879
Col VP Sm Co Gro, Cl 1	484
Col VP US Govt Mtge, Cl 1	4,381
Col VP US Govt Mtge, Cl 3	249,136
CS Commodity Return, Cl 1	398
CTIVP BR Gl Infl Prot Sec, Cl 3	129,831
CTIVP Prin Blue Chip Gro, Cl 1	3,830
CTIVP Vty Sycamore Estb Val, Cl 3	—
EV VT Floating-Rate Inc, Init Cl	60,463
Fid VIP Bal, Serv Cl	12,496
Fid VIP Bal, Serv Cl 2	9,721
Fid VIP Contrafund, Serv Cl	441,191
Fid VIP Contrafund, Serv Cl 2	4,275,882
Fid VIP Dyn Appr, Serv Cl 2	46,803
Fid VIP Gro & Inc, Serv Cl	106,014
Fid VIP Gro & Inc, Serv Cl 2	5,361
Fid VIP Gro, Serv Cl	10,094
Fid VIP Gro, Serv Cl 2	498,359
Fid VIP Hi Inc, Serv Cl	41,007
Fid VIP Hi Inc, Serv Cl 2	16,129
Fid VIP Invest Gr, Serv Cl 2	746,140
Fid VIP Mid Cap, Serv Cl	665,812
Fid VIP Mid Cap, Serv Cl 2	1,708,633
Fid VIP Overseas, Serv Cl	9,369
Fid VIP Overseas, Serv Cl 2	341,679
Frank Global Real Est, Cl 2	122,409
Frank Inc, Cl 2	223,200
Frank Mutual Shares, Cl 2	829,253
Frank Rising Divd, Cl 2	14,885
Frank Sm Cap Val, Cl 2	142,752
Frank Sm Mid Cap Gro, Cl 2	41,242
GS VIT Intl Eq Insights, Inst	457
GS VIT Mid Cap Val, Inst	787,148
GS VIT Strategic Gro, Inst	27,890
GS VIT U.S. Eq Insights, Inst	247,074
Invesco VI Am Fran, Ser I	64,779
Invesco VI Am Fran, Ser II	5,229
Invesco VI American Value, Ser II	232,401
Invesco VI Cap Appr, Ser I	1,149
Invesco VI Cap Appr, Ser II	139,351
Invesco VI Comstock, Ser II	2,176,411
Invesco VI Core Eq, Ser I	492,591
Invesco VI Core Eq, Ser II	4,085
Invesco VI Dis Mid Cap Gro, Ser I	29
Invesco VI Dis Mid Cap Gro, Ser II	4,049
Invesco VI EQV Intl Eq, Ser I	12,388
Invesco VI EQV Intl Eq, Ser II	33,228
Invesco VI Global, Ser I	64
Invesco VI Global, Ser II	132,117

Division	Purchases
Invesco VI Gbl Strat Inc, Ser I	$1,892
Invesco VI Gbl Strat Inc, Ser II	1,337,573
Invesco VI Gro & Inc, Ser II	41,476
Invesco VI Hlth, Ser II	2
Invesco VI Main St, Ser I	3,065
Invesco VI Mn St Mid Cap, Ser II	37,208
Invesco VI Mn St Sm Cap, Ser II	76,598
Janus Henderson VIT Bal, Inst	26,834
Janus Henderson VIT Enter, Serv	36,022
Janus Henderson VIT Gbl Res, Inst	38,471
Janus Hend VIT Gbl Tech Innov, Srv	21
Janus Henderson VIT Overseas, Serv	5,672
Janus Henderson VIT Res, Serv	54,100
Lazard Retire Intl Eq, Serv	1,148
LVIP AC Disc Core Val, Std Cl II	2,395
LVIP AC Inflation Prot, Serv Cl	1,803,083
LVIP AC Intl, Serv Cl	39
LVIP AC Mid Cap Val, Serv Cl	5,745
LVIP AC Ultra, Serv Cl	695,700
LVIP AC Val, Serv Cl	70,360
LVIP AC Val, Std Cl II	24,663
LVIP Baron Gro Opp, Serv Cl	398
LVIP JPM US Eq, Std Cl	10,538
MFS Inv Trust, Init Cl	67,400
MFS Inv Trust, Serv Cl	60,697
MFS Mass Inv Gro Stock, Serv Cl	174,029
MFS New Dis, Init Cl	3,430
MFS New Dis, Serv Cl	13,533
MFS Research, Init Cl	28,342
MFS Total Return, Init Cl	2,442
MFS Total Return, Serv Cl	1,080,257
MFS Utilities, Init Cl	135,018
MFS Utilities, Serv Cl	53,561
MS VIF Dis, Cl II	2
PIMCO VIT All Asset, Advisor Cl	57,051
Put VT Div Inc, Cl IA	26,065
Put VT Div Inc, Cl IB	8,076
Put VT Emerg Mkts Eq, Cl IB	6,719
Put VT Focused Intl Eq, Cl IA	7,378
Put VT Global Hlth Care, Cl IB	71,355
Put VT Hi Yield, Cl IA	21,213
Put VT Hi Yield, Cl IB	4,688
Put VT Inc, Cl IB	2,555
Put VT Intl Eq, Cl IB	150,882
Put VT Intl Val, Cl IB	7
Put VT Lg Cap Gro, Cl IA	24,243
Put VT Lg Cap Gro, Cl IB	51,390
Put VT Lg Cap Val, Cl IA	161,363
Put VT Lg Cap Val, Cl IB	229,376
Put VT Research, Cl IB	512
Put VT Sm Cap Val, Cl IB	39,680
Put VT Sus Leaders, Cl IA	30,221
Put VT Sus Leaders, Cl IB	128,150
Royce Micro-Cap, Invest Cl	24,073
Royce Sm-Cap, Invest Cl	14,001
Temp Dev Mkts, Cl 2	8,370
Temp Foreign, Cl 2	125,332
Temp Global Bond, Cl 2	913,234
Temp Gro, Cl 2	3,159
Third Ave VST Third Ave Value	31,124
VP Aggr, Cl 2	20

106	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Division	Purchases
VP Aggr, Cl 4	$355,095
VP Conserv, Cl 2	1,627,832
VP Conserv, Cl 4	1,592,784
VP Man Risk, Cl 2	—
VP Man Risk US, Cl 2	—
VP Man Vol Conserv, Cl 2	267,099
VP Man Vol Conserv Gro, Cl 2	367,047
VP Man Vol Gro, Cl 2	462,275
VP Man Vol Mod Gro, Cl 2	1,216,347
VP Mod, Cl 2	4,175,661
VP Mod, Cl 4	3,681,210

Division	Purchases
VP Mod Aggr, Cl 2	$565,352
VP Mod Aggr, Cl 4	382,992
VP Mod Conserv, Cl 2	600,065
VP Mod Conserv, Cl 4	1,114,527
VP Ptnrs Core Eq, Cl 3	2,922
VP Ptnrs Sm Cap Val, Cl 3	427,179
VP US Flex Conserv Gro, Cl 2	—
VP US Flex Gro, Cl 2	383,496
VP US Flex Mod Gro, Cl 2	418,247
Wanger Acorn	204,385
Wanger Intl	605,692

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Bal Hedged Alloc, Cl B
2024	145	$2.18	to	$1.80	$306	1.77%	1.00%	to	2.20%	7.48%	to	6.20%
2023	149	$2.03	to	$1.69	$293	0.91%	1.00%	to	2.20%	11.54%	to	10.21%
2022	162	$1.82	to	$1.53	$284	3.35%	1.00%	to	2.20%	(19.97%)	to	(20.93%)
2021	135	$2.28	to	$1.94	$294	0.26%	1.00%	to	2.20%	12.23%	to	10.91%
2020	136	$2.03	to	$1.75	$265	2.19%	1.00%	to	2.20%	8.17%	to	6.88%
AB VPS Intl Val, Cl B
2024	6,150	$1.29	to	$1.07	$8,099	2.27%	1.00%	to	2.25%	3.76%	to	2.47%
2023	6,629	$1.24	to	$1.04	$8,499	0.67%	1.00%	to	2.25%	13.69%	to	12.28%
2022	7,982	$1.09	to	$0.93	$9,059	4.11%	1.00%	to	2.25%	(14.65%)	to	(15.71%)
2021	8,927	$1.28	to	$1.10	$11,946	1.66%	1.00%	to	2.25%	9.75%	to	8.39%
2020	9,957	$1.16	to	$1.01	$12,212	1.58%	1.00%	to	2.25%	1.20%	to	(0.06%)
AB VPS Lg Cap Gro, Cl B
2024	651	$4.24	to	$8.05	$2,776	—	1.00%	to	1.85%	23.70%	to	22.65%
2023	743	$3.43	to	$6.56	$2,624	—	1.00%	to	1.85%	33.45%	to	32.33%
2022	825	$2.57	to	$4.96	$2,175	—	1.00%	to	1.85%	(29.40%)	to	(29.99%)
2021	893	$3.64	to	$7.09	$3,399	—	1.00%	to	1.85%	27.37%	to	26.30%
2020	1,047	$2.86	to	$5.61	$3,111	—	1.00%	to	1.85%	33.80%	to	32.67%
AB VPS Relative Val, Cl B
2024	1,150	$4.06	to	$3.68	$4,492	1.23%	1.00%	to	2.25%	11.64%	to	10.24%
2023	1,238	$3.64	to	$3.33	$4,371	1.28%	1.00%	to	2.25%	10.61%	to	9.24%
2022	1,343	$3.29	to	$3.05	$4,323	1.09%	1.00%	to	2.25%	(5.37%)	to	(6.54%)
2021	1,428	$3.48	to	$3.27	$4,851	0.63%	1.00%	to	2.25%	26.57%	to	24.99%
2020	1,731	$2.75	to	$2.61	$4,648	1.31%	1.00%	to	2.25%	1.45%	to	0.19%
AB VPS Sus Gbl Thematic, Cl B
2024	512	$1.27	to	$2.42	$874	—	1.00%	to	2.25%	4.90%	to	3.59%
2023	541	$1.21	to	$2.33	$876	0.03%	1.00%	to	2.25%	14.55%	to	13.14%
2022	600	$1.05	to	$2.06	$850	—	1.00%	to	2.25%	(27.89%)	to	(28.79%)
2021	616	$1.46	to	$2.90	$1,278	—	1.00%	to	2.25%	21.35%	to	19.84%
2020	707	$1.20	to	$2.42	$1,197	0.47%	1.00%	to	2.25%	37.70%	to	35.98%
Allspg VT Dis All Cap Gro, Cl 1
2024	76	$5.10	to	$4.68	$365	—	1.00%	to	1.35%	20.09%	to	19.67%
2023	84	$4.25	to	$3.91	$340	—	1.00%	to	1.35%	32.17%	to	31.71%
2022	111	$3.21	to	$2.97	$340	—	1.00%	to	1.35%	(37.67%)	to	(37.89%)
2021	138	$5.15	to	$4.78	$680	—	1.00%	to	1.35%	14.12%	to	13.72%
2020	225	$4.52	to	$4.20	$969	—	1.00%	to	1.35%	41.98%	to	41.49%
Allspg VT Dis All Cap Gro, Cl 2
2024	2,148	$9.13	to	$5.30	$15,745	—	1.00%	to	2.20%	19.79%	to	18.35%
2023	2,643	$7.62	to	$4.48	$16,337	—	1.00%	to	2.20%	31.85%	to	30.28%
2022	3,105	$5.78	to	$3.44	$14,649	—	1.00%	to	2.20%	(37.82%)	to	(38.57%)
2021	3,110	$9.30	to	$5.60	$23,850	—	1.00%	to	2.20%	13.83%	to	12.47%
2020	3,403	$8.17	to	$4.98	$22,973	—	1.00%	to	2.20%	41.76%	to	40.07%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	107

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Allspg VT Index Asset Alloc, Cl 2
2024	1,677	$3.26	to	$2.97	$5,561	1.31%	1.05%	to	2.20%	13.66%	to	12.36%
2023	1,835	$2.87	to	$2.65	$5,367	0.97%	1.05%	to	2.20%	15.48%	to	14.16%
2022	2,147	$2.48	to	$2.32	$5,450	0.63%	1.05%	to	2.20%	(17.89%)	to	(18.83%)
2021	2,327	$3.03	to	$2.86	$7,209	0.59%	1.05%	to	2.20%	14.78%	to	13.47%
2020	2,480	$2.64	to	$2.52	$6,719	0.82%	1.05%	to	2.20%	15.37%	to	14.07%
Allspg VT Opp, Cl 1
2024	137	$4.42	to	$4.21	$580	0.28%	1.00%	to	1.35%	14.19%	to	13.79%
2023	139	$3.87	to	$3.70	$515	—	1.00%	to	1.35%	25.57%	to	25.14%
2022	152	$3.08	to	$2.96	$452	—	1.00%	to	1.35%	(21.40%)	to	(21.67%)
2021	160	$3.92	to	$3.78	$608	0.25%	1.00%	to	1.35%	23.82%	to	23.39%
2020	190	$3.16	to	$3.06	$586	0.70%	1.00%	to	1.35%	20.12%	to	19.70%
Allspg VT Opp, Cl 2
2024	979	$4.27	to	$3.64	$3,998	0.05%	1.00%	to	2.20%	13.90%	to	12.53%
2023	1,136	$3.75	to	$3.23	$4,087	—	1.00%	to	2.20%	25.24%	to	23.76%
2022	1,399	$2.99	to	$2.61	$4,034	—	1.00%	to	2.20%	(21.59%)	to	(22.53%)
2021	1,512	$3.82	to	$3.37	$5,574	0.04%	1.00%	to	2.20%	23.54%	to	22.07%
2020	1,742	$3.09	to	$2.76	$5,217	0.43%	1.00%	to	2.20%	19.80%	to	18.38%
Allspg VT Sm Cap Gro, Cl 2
2024	1,399	$3.87	to	$3.98	$3,109	—	1.00%	to	2.20%	17.52%	to	16.11%
2023	1,567	$3.29	to	$3.43	$3,022	—	1.00%	to	2.20%	3.07%	to	1.85%
2022	1,667	$3.19	to	$3.37	$3,125	—	1.00%	to	2.20%	(35.07%)	to	(35.85%)
2021	1,641	$4.92	to	$5.25	$4,765	—	1.00%	to	2.20%	6.57%	to	5.30%
2020	1,834	$4.61	to	$4.98	$5,022	—	1.00%	to	2.20%	56.22%	to	54.35%
BNY Mellon IP MidCap Stock, Serv
2024	19	$3.05	to	$3.19	$77	0.61%	1.05%	to	2.20%	11.15%	to	9.88%
2023	21	$2.74	to	$2.90	$75	0.53%	1.05%	to	2.20%	16.76%	to	15.43%
2022	20	$2.35	to	$2.52	$63	0.44%	1.05%	to	2.20%	(15.17%)	to	(16.15%)
2021	22	$2.77	to	$3.00	$80	0.45%	1.05%	to	2.20%	24.25%	to	22.83%
2020	24	$2.23	to	$2.44	$69	0.52%	1.05%	to	2.20%	6.72%	to	5.50%
BNY Mellon IP Tech Gro, Serv
2024	392	$6.58	to	$5.79	$2,530	—	1.05%	to	2.20%	24.07%	to	22.64%
2023	498	$5.31	to	$4.72	$2,609	—	1.05%	to	2.20%	57.35%	to	55.56%
2022	685	$3.37	to	$3.04	$2,297	—	1.05%	to	2.20%	(47.08%)	to	(47.68%)
2021	545	$6.37	to	$5.81	$3,475	—	1.05%	to	2.20%	11.47%	to	10.19%
2020	595	$5.72	to	$5.27	$3,425	0.08%	1.05%	to	2.20%	67.80%	to	65.88%
BNY Mellon Sus US Eq, Init
2024	140	$3.14	to	$5.89	$436	0.54%	1.20%	to	1.80%	23.39%	to	22.65%
2023	166	$2.54	to	$4.80	$418	0.73%	1.20%	to	1.80%	22.35%	to	21.62%
2022	170	$2.08	to	$3.95	$351	0.51%	1.20%	to	1.80%	(23.79%)	to	(24.25%)
2021	188	$2.73	to	$5.21	$505	0.78%	1.20%	to	1.80%	25.48%	to	24.73%
2020	217	$2.17	to	$4.18	$464	1.10%	1.20%	to	1.80%	22.66%	to	21.93%
BNY Mellon VIF Appr, Serv
2024	28	$4.43	to	$3.82	$132	0.18%	1.05%	to	2.20%	11.30%	to	10.02%
2023	28	$3.98	to	$3.47	$119	0.49%	1.05%	to	2.20%	19.41%	to	18.05%
2022	28	$3.34	to	$2.94	$100	0.43%	1.05%	to	2.20%	(19.11%)	to	(20.03%)
2021	30	$4.12	to	$3.68	$134	0.21%	1.05%	to	2.20%	25.45%	to	24.02%
2020	33	$3.29	to	$2.97	$118	0.55%	1.05%	to	2.20%	22.09%	to	20.70%
CB Var Sm Cap Gro, Cl I
2024	26	$4.59	to	$3.80	$91	—	1.00%	to	2.25%	3.45%	to	2.16%
2023	30	$4.44	to	$3.72	$100	—	1.00%	to	2.25%	7.33%	to	6.00%
2022	32	$4.14	to	$3.51	$99	—	1.00%	to	2.25%	(29.55%)	to	(30.43%)
2021	31	$5.87	to	$5.05	$140	—	1.00%	to	2.25%	11.49%	to	10.11%
2020	31	$5.27	to	$4.58	$126	—	1.00%	to	2.25%	41.84%	to	40.08%

108	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Bal, Cl 3
2024	570	$3.28	to	$2.98	$2,382	—	1.00%	to	1.80%	13.29%		to	12.38%
2023	637	$2.89	to	$2.65	$2,357	—	1.00%	to	1.80%	20.03%		to	19.07%
2022	705	$2.41	to	$2.22	$2,190	—	1.00%	to	1.80%	(17.57%)		to	(18.23%)
2021	974	$2.92	to	$2.72	$3,405	—	1.00%	to	1.80%	13.60%		to	12.69%
2020	956	$2.57	to	$2.41	$2,990	—	1.00%	to	1.80%	16.42%		to	15.49%
Col VP Disciplined Core, Cl 3
2024	3,349	$4.51	to	$4.91	$13,812	—	1.00%	to	2.25%	24.64%		to	23.08%
2023	4,035	$3.62	to	$3.99	$13,413	—	1.00%	to	2.25%	23.00%		to	21.47%
2022	4,862	$2.94	to	$3.28	$13,104	—	1.00%	to	2.25%	(19.64%)		to	(20.63%)
2021	5,462	$3.66	to	$4.14	$18,461	—	1.00%	to	2.25%	31.25%		to	29.62%
2020	6,340	$2.79	to	$3.19	$16,343	—	1.00%	to	2.25%	12.85%		to	11.45%
Col VP Divd Opp, Cl 3
2024	3,685	$4.61	to	$2.89	$15,387	—	1.00%	to	2.25%	14.12%		to	12.70%
2023	4,374	$4.04	to	$2.57	$16,147	—	1.00%	to	2.25%	3.91%		to	2.62%
2022	4,702	$3.89	to	$2.50	$16,833	—	1.00%	to	2.25%	(2.22%)		to	(3.43%)
2021	6,151	$3.98	to	$2.59	$22,599	—	1.00%	to	2.25%	24.76%		to	23.22%
2020	7,295	$3.19	to	$2.10	$21,475	—	1.00%	to	2.25%	0.02%		to	(1.22%)
Col VP Emer Mkts, Cl 3
2024	2,104	$1.36	to	$1.13	$5,313	1.16%	1.00%	to	2.25%	4.45%		to	3.14%
2023	2,279	$1.30	to	$1.09	$5,548	—	1.00%	to	2.25%	8.22%		to	6.88%
2022	2,507	$1.20	to	$1.02	$5,680	—	1.00%	to	2.25%	(33.65%)		to	(34.47%)
2021	2,203	$1.82	to	$1.56	$7,557	0.92%	1.00%	to	2.25%	(8.25%)		to	(9.40%)
2020	2,157	$1.98	to	$1.72	$8,111	0.57%	1.00%	to	2.25%	32.04%		to	30.39%
Col VP Govt Money Mkt, Cl 1
2024	92	$1.06	to	$1.05	$97	4.85%	1.15%	to	1.25%	3.79%		to	3.69%
2023	89	$1.02	to	$1.01	$90	4.63%	1.15%	to	1.25%	3.53%		to	3.43%
2022	92	$0.98	to	$0.98	$90	1.00%	1.15%	to	1.25%	0.06%		to	(0.05%)
2021	141	$0.98	to	$0.98	$138	0.01%	1.15%	to	1.25%	(1.12%)		to	(1.22%)
2020	188	$0.99	to	$0.99	$187	0.01%	1.15%	to	1.25%	(0.74	%)(5)	to	(0.81	%)(5)
Col VP Govt Money Mkt, Cl 3
2024	21,470	$1.14	to	$0.82	$21,454	4.72%	1.00%	to	2.25%	3.82%		to	2.52%
2023	17,890	$1.10	to	$0.80	$17,347	4.50%	1.00%	to	2.25%	3.56%		to	2.27%
2022	20,810	$1.06	to	$0.78	$19,580	1.11%	1.00%	to	2.25%	0.16%		to	(1.09%)
2021	23,910	$1.06	to	$0.79	$22,482	0.01%	1.00%	to	2.25%	(0.98%)		to	(2.22%)
2020	26,018	$1.07	to	$0.81	$24,763	0.24%	1.00%	to	2.25%	(0.72%)		to	(1.95%)
Col VP Hi Yield Bond, Cl 3
2024	1,086	$2.13	to	$1.76	$2,877	5.73%	1.00%	to	2.25%	5.88%		to	4.56%
2023	1,168	$2.01	to	$1.69	$2,924	5.40%	1.00%	to	2.25%	10.97%		to	9.59%
2022	1,280	$1.81	to	$1.54	$2,908	5.02%	1.00%	to	2.25%	(11.59%)		to	(12.69%)
2021	1,536	$2.05	to	$1.76	$3,961	4.99%	1.00%	to	2.25%	3.82%		to	2.53%
2020	1,654	$1.98	to	$1.72	$4,134	5.69%	1.00%	to	2.25%	5.49%		to	4.18%
Col VP Inc Opp, Cl 1
2024	185	$1.27	to	$1.25	$232	5.61%	1.15%	to	1.25%	4.69%		to	4.58%
2023	188	$1.21	to	$1.20	$225	5.29%	1.15%	to	1.25%	10.29%		to	10.18%
2022	206	$1.10	to	$1.09	$224	5.42%	1.15%	to	1.25%	(11.04%)		to	(11.13%)
2021	211	$1.23	to	$1.22	$258	9.00%	1.15%	to	1.25%	3.30%		to	3.20%
2020	224	$1.19	to	$1.19	$265	4.62%	1.15%	to	1.25%	4.69%		to	4.58%
Col VP Inc Opp, Cl 3
2024	1,145	$2.02	to	$1.67	$2,708	5.38%	1.00%	to	2.25%	4.84%		to	3.54%
2023	1,314	$1.93	to	$1.62	$2,976	5.02%	1.00%	to	2.25%	10.40%		to	9.03%
2022	1,552	$1.75	to	$1.48	$3,201	5.06%	1.00%	to	2.25%	(11.11%)		to	(12.21%)
2021	2,006	$1.96	to	$1.69	$4,689	9.01%	1.00%	to	2.25%	3.44%		to	2.15%
2020	2,084	$1.90	to	$1.65	$4,740	4.59%	1.00%	to	2.25%	4.69%		to	3.39%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	109

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Inter Bond, Cl 3
2024	3,887	$1.67	to	$1.07	$6,068	4.68%	1.00%	to	2.25%	0.83%	to	(0.43%)
2023	4,195	$1.66	to	$1.08	$6,555	2.19%	1.00%	to	2.25%	5.14%	to	3.84%
2022	4,623	$1.58	to	$1.04	$6,903	3.08%	1.00%	to	2.25%	(17.99%)	to	(19.01%)
2021	5,137	$1.92	to	$1.28	$9,380	3.21%	1.00%	to	2.25%	(1.34%)	to	(2.57%)
2020	5,262	$1.95	to	$1.31	$9,819	2.75%	1.00%	to	2.25%	11.33%	to	9.95%
Col VP Lg Cap Gro, Cl 1
2024	29	$5.64	to	$5.56	$163	—	1.15%	to	1.25%	29.82%	to	29.69%
2023	55	$4.34	to	$4.29	$237	—	1.15%	to	1.25%	41.53%	to	41.39%
2022	107	$3.07	to	$3.03	$325	—	1.15%	to	1.25%	(32.17%)	to	(32.24%)
2021	111	$4.52	to	$4.47	$496	—	1.15%	to	1.25%	27.26%	to	27.13%
2020	112	$3.55	to	$3.52	$395	—	1.15%	to	1.25%	33.19%	to	33.06%
Col VP Lg Cap Gro, Cl 3
2024	140	$6.73	to	$6.14	$799	—	1.00%	to	2.25%	29.88%	to	28.26%
2023	173	$5.18	to	$4.79	$718	—	1.00%	to	2.25%	41.53%	to	39.78%
2022	197	$3.66	to	$3.42	$553	—	1.00%	to	2.25%	(32.13%)	to	(32.97%)
2021	223	$5.39	to	$5.11	$876	—	1.00%	to	2.25%	27.26%	to	25.68%
2020	219	$4.24	to	$4.06	$713	—	1.00%	to	2.25%	33.23%	to	31.57%
Col VP Lg Cap Index, Cl 3
2024	1,242	$4.60	to	$4.81	$6,191	—	1.00%	to	2.25%	23.30%	to	21.76%
2023	1,434	$3.73	to	$3.95	$5,774	—	1.00%	to	2.25%	24.57%	to	23.02%
2022	1,640	$3.00	to	$3.21	$5,300	—	1.00%	to	2.25%	(19.26%)	to	(20.26%)
2021	2,078	$3.71	to	$4.03	$8,582	—	1.00%	to	2.25%	26.94%	to	25.37%
2020	2,328	$2.92	to	$3.21	$7,562	—	1.00%	to	2.25%	16.73%	to	15.28%
Col VP Overseas Core, Cl 3
2024	139	$1.84	to	$1.52	$305	4.30%	1.00%	to	2.25%	2.31%	to	1.03%
2023	151	$1.80	to	$1.51	$328	1.83%	1.00%	to	2.25%	14.32%	to	12.90%
2022	158	$1.57	to	$1.33	$303	0.80%	1.00%	to	2.25%	(15.64%)	to	(16.70%)
2021	165	$1.86	to	$1.60	$379	1.17%	1.00%	to	2.25%	8.78%	to	7.43%
2020	183	$1.71	to	$1.49	$380	1.56%	1.00%	to	2.25%	7.83%	to	6.50%
Col VP Select Lg Cap Val, Cl 3
2024	26	$3.57	to	$3.45	$100	—	1.05%	to	2.20%	11.57%	to	10.29%
2023	27	$3.20	to	$3.12	$95	—	1.05%	to	2.20%	4.13%	to	2.95%
2022	35	$3.07	to	$3.04	$119	—	1.05%	to	2.20%	(2.97%)	to	(4.08%)
2021	40	$3.17	to	$3.16	$140	—	1.05%	to	2.20%	24.83%	to	23.40%
2020	41	$2.54	to	$2.56	$116	—	1.05%	to	2.20%	5.84%	to	4.63%
Col VP Select Mid Cap Gro, Cl 3
2024	332	$5.91	to	$3.70	$1,718	—	1.00%	to	2.20%	22.29%	to	20.83%
2023	383	$4.83	to	$3.06	$1,631	—	1.00%	to	2.20%	23.84%	to	22.37%
2022	426	$3.90	to	$2.50	$1,471	—	1.00%	to	2.20%	(31.61%)	to	(32.42%)
2021	445	$5.70	to	$3.71	$2,263	—	1.00%	to	2.20%	15.25%	to	13.87%
2020	481	$4.95	to	$3.25	$2,126	—	1.00%	to	2.20%	33.89%	to	32.29%
Col VP Select Mid Cap Val, Cl 3
2024	6	$4.13	to	$3.42	$20	—	1.00%	to	2.25%	11.29%	to	9.90%
2023	11	$3.71	to	$3.11	$31	—	1.00%	to	2.25%	9.09%	to	7.74%
2022	13	$3.40	to	$2.89	$33	—	1.00%	to	2.25%	(10.46%)	to	(11.57%)
2021	16	$3.80	to	$3.26	$43	—	1.00%	to	2.25%	30.82%	to	29.20%
2020	23	$2.90	to	$2.53	$47	—	1.00%	to	2.25%	6.34%	to	5.02%
Col VP Select Sm Cap Val, Cl 3
2024	171	$4.56	to	$4.08	$679	—	1.00%	to	1.80%	12.67%	to	11.77%
2023	182	$4.05	to	$3.65	$647	—	1.00%	to	1.80%	11.85%	to	10.97%
2022	207	$3.62	to	$3.29	$661	—	1.00%	to	1.80%	(15.67%)	to	(16.34%)
2021	215	$4.29	to	$3.93	$819	—	1.00%	to	1.80%	29.50%	to	28.47%
2020	244	$3.31	to	$3.06	$730	—	1.00%	to	1.80%	7.97%	to	7.11%

110	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Sm Cap Val, Cl 2
2024	188	$3.95	to	$3.27	$725	0.53%	1.00%	to	2.25%	7.58%	to	6.24%
2023	226	$3.67	to	$3.08	$815	0.43%	1.00%	to	2.25%	20.46%	to	18.96%
2022	250	$3.05	to	$2.59	$748	0.48%	1.00%	to	2.25%	(9.88%)	to	(11.00%)
2021	311	$3.38	to	$2.90	$1,040	0.49%	1.00%	to	2.25%	27.52%	to	25.94%
2020	407	$2.65	to	$2.31	$1,077	0.36%	1.00%	to	2.25%	7.52%	to	6.18%
Col VP Sm Co Gro, Cl 1
2024	3	$8.17	to	$8.00	$23	2.30%	1.15%	to	1.25%	22.69%	to	22.56%
2023	3	$6.66	to	$6.52	$19	—	1.15%	to	1.25%	25.19%	to	25.06%
2022	3	$5.32	to	$5.22	$15	—	1.15%	to	1.25%	(36.50%)	to	(36.56%)
2021	3	$8.38	to	$8.22	$25	—	1.15%	to	1.25%	(4.01%)	to	(4.11%)
2020	3	$8.73	to	$8.58	$26	—	1.15%	to	1.25%	69.17%	to	69.00%
Col VP US Govt Mtge, Cl 1
2024	116	$1.01	to	$1.00	$116	3.30%	1.15%	to	1.25%	0.41%	to	0.30%
2023	130	$1.01	to	$1.00	$129	2.82%	1.15%	to	1.25%	4.49%	to	4.39%
2022	136	$0.97	to	$0.96	$130	2.17%	1.15%	to	1.25%	(15.12%)	to	(15.20%)
2021	137	$1.14	to	$1.13	$154	1.97%	1.15%	to	1.25%	(2.09%)	to	(2.18%)
2020	163	$1.16	to	$1.15	$187	2.50%	1.15%	to	1.25%	3.89%	to	3.79%
Col VP US Govt Mtge, Cl 3
2024	3,107	$1.33	to	$0.86	$3,542	3.20%	1.00%	to	2.25%	0.43%	to	(0.83%)
2023	3,497	$1.33	to	$0.87	$4,008	2.59%	1.00%	to	2.25%	4.50%	to	3.21%
2022	4,309	$1.27	to	$0.84	$4,731	1.97%	1.00%	to	2.25%	(15.11%)	to	(16.17%)
2021	4,710	$1.50	to	$1.01	$6,072	1.90%	1.00%	to	2.25%	(2.05%)	to	(3.27%)
2020	5,149	$1.53	to	$1.04	$6,849	2.44%	1.00%	to	2.25%	3.91%	to	2.63%
CS Commodity Return, Cl 1
2024	21	$0.74	to	$0.61	$14	2.92%	1.00%	to	2.25%	3.78%	to	2.48%
2023	23	$0.71	to	$0.59	$14	21.09%	1.00%	to	2.25%	(10.01%)	to	(11.13%)
2022	25	$0.79	to	$0.67	$17	16.13%	1.00%	to	2.25%	14.88%	to	13.45%
2021	31	$0.69	to	$0.59	$18	3.61%	1.00%	to	2.25%	26.63%	to	25.06%
2020	57	$0.54	to	$0.47	$26	5.82%	1.00%	to	2.25%	(2.47%)	to	(3.67%)
CTIVP BR Gl Infl Prot Sec, Cl 3
2024	904	$1.19	to	$0.99	$1,120	1.86%	1.00%	to	2.25%	(2.04%)	to	(3.27%)
2023	967	$1.22	to	$1.02	$1,249	8.82%	1.00%	to	2.25%	2.92%	to	1.65%
2022	1,054	$1.19	to	$1.01	$1,328	4.46%	1.00%	to	2.25%	(18.40%)	to	(19.41%)
2021	1,237	$1.45	to	$1.25	$1,917	0.69%	1.00%	to	2.25%	3.44%	to	2.14%
2020	1,287	$1.40	to	$1.22	$1,942	0.54%	1.00%	to	2.25%	8.03%	to	6.68%
CTIVP Prin Blue Chip Gro, Cl 1
2024	282	$3.18	to	$2.86	$853	—	1.00%	to	2.25%	20.21%	to	18.70%
2023	407	$2.65	to	$2.41	$1,031	—	1.00%	to	2.25%	38.15%	to	36.44%
2022	503	$1.92	to	$1.76	$927	—	1.00%	to	2.25%	(28.72%)	to	(29.61%)
2021	547	$2.69	to	$2.50	$1,425	—	1.00%	to	2.25%	17.39%	to	15.93%
2020	651	$2.29	to	$2.16	$1,452	—	1.00%	to	2.25%	30.62%	to	29.00%
CTIVP Vty Sycamore Estb Val, Cl 3
2024	5	$4.99	to	$4.13	$29	—	1.00%	to	2.25%	8.67%	to	7.31%
2023	6	$4.59	to	$3.85	$28	—	1.00%	to	2.25%	8.72%	to	7.37%
2022	6	$4.22	to	$3.58	$26	—	1.00%	to	2.25%	(3.85%)	to	(5.04%)
2021	6	$4.39	to	$3.77	$28	—	1.00%	to	2.25%	30.44%	to	28.82%
2020	4	$3.37	to	$2.93	$16	—	1.00%	to	2.25%	6.83%	to	5.50%
EV VT Floating-Rate Inc, Init Cl
2024	368	$1.62	to	$1.34	$548	7.79%	1.00%	to	2.25%	6.55%	to	5.23%
2023	412	$1.52	to	$1.27	$574	8.20%	1.00%	to	2.25%	10.10%	to	8.75%
2022	493	$1.38	to	$1.17	$622	4.52%	1.00%	to	2.25%	(3.70%)	to	(4.90%)
2021	638	$1.43	to	$1.23	$838	2.90%	1.00%	to	2.25%	2.59%	to	1.32%
2020	646	$1.40	to	$1.22	$832	3.30%	1.00%	to	2.25%	0.99%	to	(0.27%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	111

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Bal, Serv Cl
2024	67	$4.05	to	$3.94	$266	1.79%	1.15%	to	1.25%	14.45%	to	14.33%
2023	74	$3.53	to	$3.45	$256	1.66%	1.15%	to	1.25%	20.01%	to	19.89%
2022	74	$2.95	to	$2.88	$213	1.19%	1.15%	to	1.25%	(18.96%)	to	(19.04%)
2021	74	$3.63	to	$3.55	$264	0.86%	1.15%	to	1.25%	16.78%	to	16.66%
2020	74	$3.11	to	$3.05	$226	1.40%	1.15%	to	1.25%	20.92%	to	20.80%
Fid VIP Bal, Serv Cl 2
2024	40	$4.02	to	$3.57	$155	1.69%	1.40%	to	1.80%	14.01%	to	13.56%
2023	40	$3.53	to	$3.14	$137	1.50%	1.40%	to	1.80%	19.55%	to	19.08%
2022	44	$2.95	to	$2.64	$126	1.08%	1.40%	to	1.80%	(19.32%)	to	(19.64%)
2021	44	$3.66	to	$3.28	$158	0.74%	1.40%	to	1.80%	16.35%	to	15.89%
2020	45	$3.14	to	$2.83	$137	1.28%	1.40%	to	1.80%	20.43%	to	19.95%
Fid VIP Contrafund, Serv Cl
2024	503	$7.42	to	$6.80	$3,486	0.09%	1.00%	to	1.35%	32.30%	to	31.83%
2023	568	$5.60	to	$5.16	$2,987	0.39%	1.00%	to	1.35%	32.02%	to	31.56%
2022	623	$4.25	to	$3.92	$2,485	0.40%	1.00%	to	1.35%	(27.11%)	to	(27.37%)
2021	655	$5.83	to	$5.40	$3,596	0.05%	1.00%	to	1.35%	26.44%	to	26.00%
2020	741	$4.61	to	$4.29	$3,230	0.15%	1.00%	to	1.35%	29.13%	to	28.68%
Fid VIP Contrafund, Serv Cl 2
2024	4,559	$8.18	to	$5.00	$34,026	0.04%	1.00%	to	2.25%	32.11%	to	30.47%
2023	6,114	$6.19	to	$3.84	$34,781	0.24%	1.00%	to	2.25%	31.80%	to	30.16%
2022	7,454	$4.70	to	$2.95	$32,177	0.26%	1.00%	to	2.25%	(27.22%)	to	(28.12%)
2021	8,010	$6.45	to	$4.10	$47,907	0.03%	1.00%	to	2.25%	26.24%	to	24.67%
2020	9,481	$5.11	to	$3.29	$45,009	0.08%	1.00%	to	2.25%	28.94%	to	27.34%
Fid VIP Dyn Appr, Serv Cl 2
2024	128	$7.05	to	$7.35	$877	0.05%	1.20%	to	1.80%	23.69%	to	22.95%
2023	149	$5.70	to	$5.98	$822	0.11%	1.20%	to	1.80%	27.19%	to	26.43%
2022	143	$4.48	to	$4.73	$616	0.11%	1.20%	to	1.80%	(21.99%)	to	(22.46%)
2021	148	$5.74	to	$6.10	$821	0.12%	1.20%	to	1.80%	22.79%	to	22.05%
2020	147	$4.68	to	$4.99	$667	0.04%	1.20%	to	1.80%	31.75%	to	30.96%
Fid VIP Gro & Inc, Serv Cl
2024	296	$4.38	to	$4.08	$1,226	1.33%	1.15%	to	1.60%	20.73%	to	20.19%
2023	326	$3.63	to	$3.39	$1,124	1.61%	1.15%	to	1.60%	17.23%	to	16.70%
2022	335	$3.10	to	$2.91	$989	1.58%	1.15%	to	1.60%	(6.11%)	to	(6.53%)
2021	351	$3.30	to	$3.11	$1,109	2.32%	1.15%	to	1.60%	24.33%	to	23.77%
2020	372	$2.65	to	$2.51	$948	1.94%	1.15%	to	1.60%	6.50%	to	6.03%
Fid VIP Gro & Inc, Serv Cl 2
2024	15	$4.64	to	$4.24	$69	1.29%	1.40%	to	1.80%	20.25%	to	19.78%
2023	15	$3.86	to	$3.54	$57	1.51%	1.40%	to	1.80%	16.73%	to	16.26%
2022	15	$3.31	to	$3.05	$51	1.18%	1.40%	to	1.80%	(6.49%)	to	(6.86%)
2021	22	$3.54	to	$3.27	$76	2.21%	1.40%	to	1.80%	23.89%	to	23.40%
2020	23	$2.86	to	$2.65	$65	1.89%	1.40%	to	1.80%	6.10%	to	5.68%
Fid VIP Gro, Serv Cl
2024	8	$5.87	to	$5.72	$47	—	1.15%	to	1.25%	28.77%	to	28.64%
2023	8	$4.56	to	$4.45	$36	0.04%	1.15%	to	1.25%	34.54%	to	34.41%
2022	8	$3.39	to	$3.31	$27	0.51%	1.15%	to	1.25%	(25.39%)	to	(25.46%)
2021	8	$4.54	to	$4.44	$35	—	1.15%	to	1.25%	21.68%	to	21.55%
2020	8	$3.73	to	$3.65	$31	0.06%	1.15%	to	1.25%	42.11%	to	41.97%
Fid VIP Gro, Serv Cl 2
2024	289	$7.65	to	$6.17	$2,222	—	1.00%	to	2.20%	28.77%	to	27.23%
2023	344	$5.94	to	$4.85	$2,058	0.00%	1.00%	to	2.20%	34.54%	to	32.95%
2022	358	$4.41	to	$3.65	$1,576	0.37%	1.00%	to	2.20%	(25.39%)	to	(26.28%)
2021	403	$5.92	to	$4.95	$2,421	—	1.00%	to	2.20%	21.68%	to	20.23%
2020	432	$4.86	to	$4.11	$2,132	0.04%	1.00%	to	2.20%	42.12%	to	40.43%

112	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Hi Inc, Serv Cl
2024	284	$2.23	to	$2.05	$589	5.67%	1.00%	to	1.35%	7.64%	to	7.26%
2023	323	$2.08	to	$1.91	$627	5.61%	1.00%	to	1.35%	9.41%	to	9.03%
2022	337	$1.90	to	$1.75	$600	5.07%	1.00%	to	1.35%	(12.43%)	to	(12.74%)
2021	343	$2.17	to	$2.01	$699	5.00%	1.00%	to	1.35%	3.46%	to	3.10%
2020	405	$2.09	to	$1.95	$801	4.92%	1.00%	to	1.35%	1.63%	to	1.27%
Fid VIP Hi Inc, Serv Cl 2
2024	104	$2.61	to	$2.37	$259	6.05%	1.20%	to	1.80%	7.31%	to	6.67%
2023	112	$2.43	to	$2.23	$260	5.51%	1.20%	to	1.80%	8.93%	to	8.28%
2022	124	$2.23	to	$2.06	$265	5.24%	1.20%	to	1.80%	(12.73%)	to	(13.24%)
2021	123	$2.55	to	$2.37	$300	5.27%	1.20%	to	1.80%	3.04%	to	2.43%
2020	124	$2.48	to	$2.31	$295	4.89%	1.20%	to	1.80%	1.20%	to	0.60%
Fid VIP Invest Gr, Serv Cl 2
2024	4,112	$1.27	to	$1.05	$5,525	3.24%	1.00%	to	2.25%	0.48%	to	(0.76%)
2023	4,381	$1.27	to	$1.06	$5,897	2.44%	1.00%	to	2.25%	4.95%	to	3.65%
2022	4,749	$1.21	to	$1.02	$6,128	1.97%	1.00%	to	2.25%	(14.07%)	to	(15.14%)
2021	5,666	$1.40	to	$1.21	$8,569	1.78%	1.00%	to	2.25%	(1.88%)	to	(3.10%)
2020	5,763	$1.43	to	$1.24	$8,930	2.05%	1.00%	to	2.25%	8.09%	to	6.75%
Fid VIP Mid Cap, Serv Cl
2024	552	$8.47	to	$6.94	$4,777	0.46%	1.00%	to	1.60%	16.18%	to	15.48%
2023	613	$7.29	to	$6.01	$4,626	0.50%	1.00%	to	1.60%	13.86%	to	13.18%
2022	700	$6.41	to	$5.31	$4,668	0.40%	1.00%	to	1.60%	(15.70%)	to	(16.20%)
2021	747	$7.60	to	$6.34	$5,922	0.48%	1.00%	to	1.60%	24.26%	to	23.51%
2020	919	$6.12	to	$5.13	$5,803	0.56%	1.00%	to	1.60%	16.86%	to	16.16%
Fid VIP Mid Cap, Serv Cl 2
2024	1,788	$6.75	to	$3.23	$11,462	0.33%	1.00%	to	2.25%	16.00%	to	14.56%
2023	2,087	$5.82	to	$2.82	$11,589	0.38%	1.00%	to	2.25%	13.66%	to	12.26%
2022	2,326	$5.12	to	$2.51	$11,389	0.26%	1.00%	to	2.25%	(15.81%)	to	(16.86%)
2021	2,578	$6.08	to	$3.02	$15,060	0.34%	1.00%	to	2.25%	24.06%	to	22.52%
2020	3,090	$4.90	to	$2.46	$14,489	0.39%	1.00%	to	2.25%	16.69%	to	15.24%
Fid VIP Overseas, Serv Cl
2024	23	$2.06	to	$1.59	$41	1.60%	1.40%	to	1.60%	3.49%	to	3.28%
2023	21	$1.99	to	$1.54	$37	0.75%	1.40%	to	1.60%	18.74%	to	18.50%
2022	28	$1.68	to	$1.30	$42	0.91%	1.40%	to	1.60%	(25.63%)	to	(25.78%)
2021	34	$2.26	to	$1.75	$67	0.29%	1.40%	to	1.60%	17.91%	to	17.68%
2020	64	$1.91	to	$1.49	$104	0.23%	1.40%	to	1.60%	13.89%	to	13.66%
Fid VIP Overseas, Serv Cl 2
2024	1,189	$2.74	to	$1.74	$2,919	1.36%	1.00%	to	2.25%	3.76%	to	2.45%
2023	1,328	$2.64	to	$1.70	$3,185	0.78%	1.00%	to	2.25%	19.03%	to	17.55%
2022	1,555	$2.22	to	$1.45	$3,165	0.83%	1.00%	to	2.25%	(25.43%)	to	(26.36%)
2021	1,666	$2.97	to	$1.97	$4,578	0.31%	1.00%	to	2.25%	18.20%	to	16.74%
2020	1,906	$2.52	to	$1.69	$4,454	0.21%	1.00%	to	2.25%	14.19%	to	12.77%
Frank Global Real Est, Cl 2
2024	545	$2.14	to	$1.38	$1,508	1.84%	1.00%	to	2.20%	(1.31%)	to	(2.50%)
2023	561	$2.17	to	$1.41	$1,555	2.91%	1.00%	to	2.20%	10.33%	to	9.02%
2022	602	$1.97	to	$1.30	$1,522	2.32%	1.00%	to	2.20%	(26.79%)	to	(27.67%)
2021	671	$2.69	to	$1.79	$2,271	0.91%	1.00%	to	2.20%	25.53%	to	24.04%
2020	739	$2.14	to	$1.45	$2,002	3.29%	1.00%	to	2.20%	(6.33%)	to	(7.44%)
Frank Inc, Cl 2
2024	1,180	$2.32	to	$1.92	$3,806	5.11%	1.00%	to	2.25%	6.13%	to	4.81%
2023	1,295	$2.18	to	$1.83	$4,009	5.23%	1.00%	to	2.25%	7.55%	to	6.21%
2022	1,368	$2.03	to	$1.72	$3,938	4.86%	1.00%	to	2.25%	(6.42%)	to	(7.57%)
2021	1,516	$2.17	to	$1.86	$4,652	4.66%	1.00%	to	2.25%	15.59%	to	14.15%
2020	1,707	$1.88	to	$1.63	$4,513	5.95%	1.00%	to	2.25%	(0.30%)	to	(1.54%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	113

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Frank Mutual Shares, Cl 2
2024	4,717	$3.74	to	$2.29	$16,588	1.91%	1.00%	to	2.20%	10.16%	to	8.84%
2023	5,455	$3.40	to	$2.10	$17,443	1.87%	1.00%	to	2.20%	12.34%	to	11.00%
2022	6,023	$3.02	to	$1.89	$17,184	1.85%	1.00%	to	2.20%	(8.35%)	to	(9.44%)
2021	6,696	$3.30	to	$2.09	$20,910	2.84%	1.00%	to	2.20%	17.98%	to	16.57%
2020	7,637	$2.80	to	$1.79	$20,216	2.82%	1.00%	to	2.20%	(5.99%)	to	(7.11%)
Frank Rising Divd, Cl 2
2024	44	$4.03	to	$3.85	$193	1.01%	1.05%	to	2.20%	9.62%	to	8.36%
2023	45	$3.68	to	$3.55	$202	0.74%	1.05%	to	2.20%	10.91%	to	9.64%
2022	85	$3.32	to	$3.24	$323	0.80%	1.05%	to	2.20%	(11.51%)	to	(12.52%)
2021	86	$3.75	to	$3.70	$374	0.74%	1.05%	to	2.20%	25.47%	to	24.03%
2020	181	$2.99	to	$2.99	$608	1.20%	1.05%	to	2.20%	14.76%	to	13.45%
Frank Sm Cap Val, Cl 2
2024	533	$4.95	to	$5.41	$2,971	0.93%	1.00%	to	1.85%	10.59%	to	9.65%
2023	586	$4.48	to	$4.94	$2,936	0.52%	1.00%	to	1.85%	11.63%	to	10.69%
2022	652	$4.01	to	$4.46	$2,925	1.00%	1.00%	to	1.85%	(10.96%)	to	(11.71%)
2021	779	$4.50	to	$5.05	$3,920	1.02%	1.00%	to	1.85%	24.12%	to	23.07%
2020	904	$3.63	to	$4.10	$3,640	1.53%	1.00%	to	1.85%	4.14%	to	3.25%
Frank Sm Mid Cap Gro, Cl 2
2024	1,686	$3.33	to	$3.52	$5,302	—	1.00%	to	2.20%	9.93%	to	8.61%
2023	1,911	$3.03	to	$3.24	$5,467	—	1.00%	to	2.20%	25.48%	to	23.99%
2022	2,121	$2.42	to	$2.62	$4,815	—	1.00%	to	2.20%	(34.35%)	to	(35.13%)
2021	2,208	$3.68	to	$4.03	$7,599	—	1.00%	to	2.20%	8.92%	to	7.62%
2020	2,353	$3.38	to	$3.75	$7,463	—	1.00%	to	2.20%	53.55%	to	51.72%
GS VIT Intl Eq Insights, Inst
2024	4	$1.66	to	$1.23	$5	1.08%	1.40%	to	1.60%	4.65%	to	4.44%
2023	12	$1.58	to	$1.18	$17	2.71%	1.40%	to	1.60%	17.06%	to	16.83%
2022	13	$1.35	to	$1.01	$15	2.70%	1.40%	to	1.60%	(14.76%)	to	(14.93%)
2021	19	$1.59	to	$1.19	$25	2.86%	1.40%	to	1.60%	10.61%	to	10.39%
2020	19	$1.43	to	$1.08	$23	1.09%	1.40%	to	1.60%	5.33%	to	5.11%
GS VIT Mid Cap Val, Inst
2024	1,482	$4.10	to	$3.39	$9,103	0.96%	1.00%	to	2.25%	11.28%	to	9.89%
2023	1,748	$3.68	to	$3.09	$9,639	1.01%	1.00%	to	2.25%	10.31%	to	8.94%
2022	1,864	$3.34	to	$2.83	$9,385	0.65%	1.00%	to	2.25%	(10.88%)	to	(11.99%)
2021	2,280	$3.75	to	$3.22	$12,784	0.45%	1.00%	to	2.25%	29.65%	to	28.04%
2020	2,801	$2.89	to	$2.51	$12,025	0.63%	1.00%	to	2.25%	7.33%	to	5.99%
GS VIT Strategic Gro, Inst
2024	45	$5.42	to	$4.66	$222	—	1.40%	to	1.60%	30.52%	to	30.26%
2023	43	$4.15	to	$3.58	$162	—	1.40%	to	1.60%	39.98%	to	39.70%
2022	43	$2.97	to	$2.56	$117	—	1.40%	to	1.60%	(33.45%)	to	(33.59%)
2021	47	$4.46	to	$3.86	$192	—	1.40%	to	1.60%	20.23%	to	19.99%
2020	52	$3.71	to	$3.21	$175	0.09%	1.40%	to	1.60%	38.55%	to	38.28%
GS VIT U.S. Eq Insights, Inst
2024	427	$5.90	to	$4.88	$1,784	0.62%	1.00%	to	2.25%	27.04%	to	25.45%
2023	488	$4.64	to	$3.89	$1,614	0.68%	1.00%	to	2.25%	22.58%	to	21.06%
2022	531	$3.79	to	$3.21	$1,438	0.80%	1.00%	to	2.25%	(20.53%)	to	(21.52%)
2021	596	$4.77	to	$4.10	$2,042	0.80%	1.00%	to	2.25%	28.12%	to	26.53%
2020	650	$3.72	to	$3.24	$1,743	0.85%	1.00%	to	2.25%	16.37%	to	14.93%
Invesco VI Am Fran, Ser I
2024	675	$4.91	to	$4.43	$3,178	—	1.00%	to	1.80%	33.54%	to	32.47%
2023	734	$3.68	to	$3.35	$2,628	—	1.00%	to	1.80%	39.53%	to	38.42%
2022	811	$2.63	to	$2.42	$2,086	—	1.00%	to	1.80%	(31.80%)	to	(32.34%)
2021	901	$3.86	to	$3.57	$3,408	—	1.00%	to	1.80%	10.81%	to	9.93%
2020	1,027	$3.49	to	$3.25	$3,515	0.07%	1.00%	to	1.80%	40.94%	to	39.82%

114	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Am Fran, Ser II
2024	193	$4.75	to	$4.06	$857	—	1.00%	to	2.25%	33.22%		to	31.55%
2023	202	$3.57	to	$3.08	$677	—	1.00%	to	2.25%	39.20%		to	37.48%
2022	226	$2.56	to	$2.24	$547	—	1.00%	to	2.25%	(31.98%)		to	(32.82%)
2021	234	$3.77	to	$3.34	$837	—	1.00%	to	2.25%	10.54%		to	9.16%
2020	273	$3.41	to	$3.06	$888	—	1.00%	to	2.25%	40.58%		to	38.84%
Invesco VI American Value, Ser II
2024	3,806	$1.51	to	$1.44	$5,644	0.75%	1.00%	to	2.20%	28.80%		to	27.25%
2023	4,740	$1.17	to	$1.13	$5,479	0.37%	1.00%	to	2.20%	14.15%		to	12.79%
2022	5,407	$1.02	to	$1.00	$5,500	0.45%	1.00%	to	2.20%	(3.83%)		to	(4.97%)
2021	6,443	$1.07	to	$1.06	$6,843	0.33%	1.00%	to	2.20%	6.55	%(6)	to	5.67	%(6)
Invesco VI Cap Appr, Ser I
2024	144	$7.14	to	$7.14	$1,026	—	1.40%	to	1.40%	32.29%		to	32.29%
2023	161	$5.40	to	$5.40	$869	—	1.40%	to	1.40%	33.50%		to	33.50%
2022	179	$4.04	to	$4.04	$722	—	1.40%	to	1.40%	(31.74%)		to	(31.74%)
2021	187	$5.92	to	$5.92	$1,108	—	1.40%	to	1.40%	20.87%		to	20.87%
2020	201	$4.90	to	$4.90	$984	—	1.40%	to	1.40%	34.69%		to	34.69%
Invesco VI Cap Appr, Ser II
2024	1,709	$5.46	to	$4.62	$8,965	—	1.00%	to	2.25%	32.49%		to	30.83%
2023	2,147	$4.12	to	$3.53	$8,555	—	1.00%	to	2.25%	33.69%		to	32.04%
2022	2,609	$3.08	to	$2.67	$7,810	—	1.00%	to	2.25%	(31.65%)		to	(32.50%)
2021	2,685	$4.51	to	$3.96	$11,836	—	1.00%	to	2.25%	21.06%		to	19.56%
2020	3,101	$3.72	to	$3.31	$11,360	—	1.00%	to	2.25%	34.88%		to	33.21%
Invesco VI Comstock, Ser II
2024	4,902	$5.66	to	$3.50	$21,487	1.44%	1.00%	to	2.25%	13.71%		to	12.30%
2023	5,808	$4.98	to	$3.12	$22,698	1.55%	1.00%	to	2.25%	10.98%		to	9.61%
2022	6,422	$4.49	to	$2.84	$22,763	1.29%	1.00%	to	2.25%	(0.16%)		to	(1.39%)
2021	8,646	$4.49	to	$2.88	$30,832	1.56%	1.00%	to	2.25%	31.72%		to	30.08%
2020	11,141	$3.41	to	$2.22	$30,264	2.27%	1.00%	to	2.25%	(2.07%)		to	(3.29%)
Invesco VI Core Eq, Ser I
2024	1,349	$3.76	to	$3.24	$5,280	0.66%	1.00%	to	1.80%	24.35%		to	23.35%
2023	1,548	$3.03	to	$2.63	$4,927	0.72%	1.00%	to	1.80%	22.14%		to	21.17%
2022	1,773	$2.48	to	$2.17	$4,626	0.91%	1.00%	to	1.80%	(21.34%)		to	(21.96%)
2021	1,945	$3.15	to	$2.78	$6,450	0.64%	1.00%	to	1.80%	26.47%		to	25.46%
2020	2,477	$2.49	to	$2.21	$6,417	1.34%	1.00%	to	1.80%	12.72%		to	11.82%
Invesco VI Core Eq, Ser II
2024	12	$3.59	to	$3.07	$46	0.47%	1.00%	to	1.85%	24.03%		to	22.98%
2023	15	$2.90	to	$2.49	$45	0.49%	1.00%	to	1.85%	21.86%		to	20.84%
2022	15	$2.38	to	$2.06	$37	0.60%	1.00%	to	1.85%	(21.54%)		to	(22.20%)
2021	17	$3.03	to	$2.65	$53	0.45%	1.00%	to	1.85%	26.11%		to	25.05%
2020	19	$2.40	to	$2.12	$45	0.30%	1.00%	to	1.85%	12.44%		to	11.48%
Invesco VI Dis Mid Cap Gro, Ser I
2024	44	$1.64	to	$1.63	$72	—	1.40%	to	1.60%	22.49%		to	22.25%
2023	45	$1.34	to	$1.33	$60	—	1.40%	to	1.60%	11.58%		to	11.36%
2022	110	$1.20	to	$1.19	$132	—	1.40%	to	1.60%	(31.94%)		to	(32.08%)
2021	111	$1.76	to	$1.76	$196	—	1.40%	to	1.60%	17.44%		to	17.21%
2020	138	$1.50	to	$1.50	$208	0.06%	1.40%	to	1.60%	50.15	%(5)	to	49.95	%(5)
Invesco VI Dis Mid Cap Gro, Ser II
2024	199	$1.65	to	$1.56	$328	—	1.00%	to	2.25%	22.68%		to	21.15%
2023	275	$1.35	to	$1.29	$370	—	1.00%	to	2.25%	11.73%		to	10.35%
2022	416	$1.20	to	$1.16	$499	—	1.00%	to	2.25%	(31.82%)		to	(32.66%)
2021	418	$1.77	to	$1.73	$739	—	1.00%	to	2.25%	17.61%		to	16.15%
2020	499	$1.50	to	$1.49	$752	—	1.00%	to	2.25%	50.19	%(5)	to	48.91	%(5)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	115

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI EQV Intl Eq, Ser I
2024	173	$2.95	to	$2.95	$511	1.71%	1.40%	to	1.40%	(0.79%)	to	(0.79%)
2023	183	$2.98	to	$2.98	$546	0.19%	1.40%	to	1.40%	16.51%	to	16.51%
2022	194	$2.56	to	$2.56	$495	1.70%	1.40%	to	1.40%	(19.44%)	to	(19.44%)
2021	204	$3.17	to	$3.17	$646	1.24%	1.40%	to	1.40%	4.42%	to	4.42%
2020	221	$3.04	to	$3.04	$672	2.37%	1.40%	to	1.40%	12.41%	to	12.41%
Invesco VI EQV Intl Eq, Ser II
2024	338	$1.89	to	$1.57	$460	1.50%	1.00%	to	2.25%	(0.66%)	to	(1.90%)
2023	389	$1.91	to	$1.60	$535	—	1.00%	to	2.25%	16.70%	to	15.25%
2022	459	$1.63	to	$1.39	$544	1.41%	1.00%	to	2.25%	(19.31%)	to	(20.32%)
2021	523	$2.02	to	$1.74	$774	1.04%	1.00%	to	2.25%	4.56%	to	3.26%
2020	582	$1.94	to	$1.69	$829	2.09%	1.00%	to	2.25%	12.61%	to	11.21%
Invesco VI Global, Ser I
2024	0	$6.38	to	$6.38	$1	—	1.40%	to	1.40%	14.44%	to	14.44%
2023	0	$5.58	to	$5.58	$1	0.23%	1.40%	to	1.40%	32.87%	to	32.87%
2022	0	$4.20	to	$4.20	$1	—	1.40%	to	1.40%	(32.71%)	to	(32.71%)
2021	0	$6.24	to	$6.24	$1	—	1.40%	to	1.40%	13.89%	to	13.89%
2020	0	$5.48	to	$5.48	$1	0.70%	1.40%	to	1.40%	25.86%	to	25.86%
Invesco VI Global, Ser II
2024	377	$5.12	to	$3.02	$1,835	—	1.00%	to	2.25%	14.63%	to	13.19%
2023	436	$4.46	to	$2.67	$1,856	—	1.00%	to	2.25%	33.11%	to	31.46%
2022	488	$3.35	to	$2.03	$1,562	—	1.00%	to	2.25%	(32.61%)	to	(33.45%)
2021	521	$4.98	to	$3.05	$2,503	—	1.00%	to	2.25%	14.03%	to	12.61%
2020	633	$4.36	to	$2.71	$2,655	0.45%	1.00%	to	2.25%	26.07%	to	24.50%
Invesco VI Gbl Strat Inc, Ser I
2024	26	$2.11	to	$2.11	$55	3.02%	1.40%	to	1.40%	1.72%	to	1.72%
2023	29	$2.07	to	$2.07	$59	—	1.40%	to	1.40%	7.38%	to	7.38%
2022	30	$1.93	to	$1.93	$58	—	1.40%	to	1.40%	(12.69%)	to	(12.69%)
2021	32	$2.21	to	$2.21	$70	4.59%	1.40%	to	1.40%	(4.75%)	to	(4.75%)
2020	36	$2.32	to	$2.32	$84	5.84%	1.40%	to	1.40%	1.96%	to	1.96%
Invesco VI Gbl Strat Inc, Ser II
2024	6,653	$1.95	to	$1.08	$10,712	2.66%	1.00%	to	2.25%	1.76%	to	0.49%
2023	7,090	$1.92	to	$1.08	$11,318	—	1.00%	to	2.25%	7.53%	to	6.19%
2022	7,936	$1.78	to	$1.01	$11,841	—	1.00%	to	2.25%	(12.59%)	to	(13.68%)
2021	9,231	$2.04	to	$1.17	$15,803	4.31%	1.00%	to	2.25%	(4.52%)	to	(5.72%)
2020	9,399	$2.14	to	$1.24	$16,947	5.39%	1.00%	to	2.25%	1.97%	to	0.71%
Invesco VI Gro & Inc, Ser II
2024	82	$5.17	to	$4.57	$385	1.17%	1.00%	to	1.85%	14.56%	to	13.59%
2023	102	$4.51	to	$4.02	$418	1.33%	1.00%	to	1.85%	11.29%	to	10.35%
2022	104	$4.05	to	$3.64	$384	1.25%	1.00%	to	1.85%	(6.94%)	to	(7.72%)
2021	119	$4.36	to	$3.95	$469	1.27%	1.00%	to	1.85%	26.91%	to	25.84%
2020	153	$3.43	to	$3.14	$481	1.87%	1.00%	to	1.85%	0.83%	to	(0.02%)
Invesco VI Hlth, Ser II
2024	15	$3.26	to	$2.70	$44	—	1.00%	to	2.25%	2.83%	to	1.55%
2023	16	$3.17	to	$2.66	$44	—	1.00%	to	2.25%	1.75%	to	0.49%
2022	16	$3.11	to	$2.64	$44	—	1.00%	to	2.25%	(14.40%)	to	(15.46%)
2021	16	$3.64	to	$3.13	$53	0.00%	1.00%	to	2.25%	10.93%	to	9.55%
2020	17	$3.28	to	$2.85	$49	0.08%	1.00%	to	2.25%	13.07%	to	11.66%
Invesco VI Main St, Ser I
2024	8	$4.15	to	$4.15	$32	—	1.40%	to	1.40%	21.92%	to	21.92%
2023	8	$3.40	to	$3.40	$27	0.86%	1.40%	to	1.40%	21.51%	to	21.51%
2022	8	$2.80	to	$2.80	$22	1.07%	1.40%	to	1.40%	(21.24%)	to	(21.24%)
2021	19	$3.55	to	$3.55	$66	0.71%	1.40%	to	1.40%	25.80%	to	25.80%
2020	19	$2.83	to	$2.83	$53	1.52%	1.40%	to	1.40%	12.36%	to	12.36%

116	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Mn St Mid Cap, Ser II
2024	191	$2.88	to	$2.75	$582	0.12%	1.05%	to	2.20%	15.56%	to	14.24%
2023	232	$2.50	to	$2.40	$615	0.04%	1.05%	to	2.20%	12.96%	to	11.67%
2022	262	$2.21	to	$2.15	$622	0.07%	1.05%	to	2.20%	(15.34%)	to	(16.31%)
2021	327	$2.61	to	$2.57	$923	0.25%	1.05%	to	2.20%	21.58%	to	20.19%
2020	388	$2.15	to	$2.14	$907	0.49%	1.05%	to	2.20%	7.80%	to	6.57%
Invesco VI Mn St Sm Cap, Ser II
2024	324	$5.92	to	$3.86	$1,852	—	1.00%	to	2.25%	11.28%	to	9.89%
2023	363	$5.32	to	$3.51	$1,910	0.88%	1.00%	to	2.25%	16.65%	to	15.20%
2022	438	$4.56	to	$3.05	$1,957	0.25%	1.00%	to	2.25%	(16.88%)	to	(17.91%)
2021	486	$5.48	to	$3.72	$2,658	0.17%	1.00%	to	2.25%	21.05%	to	19.54%
2020	581	$4.53	to	$3.11	$2,622	0.37%	1.00%	to	2.25%	18.45%	to	16.98%
Janus Henderson VIT Bal, Inst
2024	175	$6.74	to	$6.74	$1,179	2.05%	1.40%	to	1.40%	13.81%	to	13.81%
2023	192	$5.92	to	$5.92	$1,135	1.98%	1.40%	to	1.40%	13.81%	to	13.81%
2022	253	$5.20	to	$5.20	$1,313	1.24%	1.40%	to	1.40%	(17.56%)	to	(17.56%)
2021	271	$6.31	to	$6.31	$1,709	0.90%	1.40%	to	1.40%	15.57%	to	15.57%
2020	290	$5.46	to	$5.46	$1,584	1.73%	1.40%	to	1.40%	12.72%	to	12.72%
Janus Henderson VIT Enter, Serv
2024	259	$3.43	to	$2.36	$724	0.63%	1.15%	to	1.60%	14.00%	to	13.48%
2023	277	$3.01	to	$2.08	$684	0.09%	1.15%	to	1.60%	16.43%	to	15.91%
2022	306	$2.59	to	$1.80	$653	0.08%	1.15%	to	1.60%	(17.11%)	to	(17.48%)
2021	320	$3.12	to	$2.18	$820	0.24%	1.15%	to	1.60%	15.21%	to	14.69%
2020	332	$2.71	to	$1.90	$742	—	1.15%	to	1.60%	17.82%	to	17.29%
Janus Henderson VIT Gbl Res, Inst
2024	225	$4.45	to	$4.45	$1,000	0.75%	1.40%	to	1.40%	21.86%	to	21.86%
2023	242	$3.65	to	$3.65	$884	0.93%	1.40%	to	1.40%	25.02%	to	25.02%
2022	253	$2.92	to	$2.92	$738	1.05%	1.40%	to	1.40%	(20.53%)	to	(20.53%)
2021	261	$3.67	to	$3.67	$961	0.52%	1.40%	to	1.40%	16.45%	to	16.45%
2020	270	$3.15	to	$3.15	$850	0.73%	1.40%	to	1.40%	18.39%	to	18.39%
Janus Hend VIT Gbl Tech Innov, Srv
2024	51	$4.42	to	$3.73	$195	—	1.15%	to	1.60%	30.24%	to	29.65%
2023	53	$3.39	to	$2.87	$156	—	1.15%	to	1.60%	52.52%	to	51.84%
2022	69	$2.22	to	$1.89	$133	—	1.15%	to	1.60%	(37.84%)	to	(38.12%)
2021	76	$3.58	to	$3.06	$236	0.11%	1.15%	to	1.60%	16.40%	to	15.88%
2020	85	$3.07	to	$2.64	$230	—	1.15%	to	1.60%	49.01%	to	48.34%
Janus Henderson VIT Overseas, Serv
2024	85	$1.76	to	$1.53	$141	1.28%	1.40%	to	1.60%	4.10%	to	3.89%
2023	97	$1.69	to	$1.47	$154	1.41%	1.40%	to	1.60%	9.05%	to	8.83%
2022	116	$1.55	to	$1.36	$170	1.68%	1.40%	to	1.60%	(10.10%)	to	(10.28%)
2021	129	$1.73	to	$1.51	$209	1.05%	1.40%	to	1.60%	11.71%	to	11.49%
2020	728	$1.55	to	$1.35	$1,000	1.21%	1.40%	to	1.60%	14.41%	to	14.18%
Janus Henderson VIT Res, Serv
2024	429	$6.32	to	$5.23	$1,607	—	1.00%	to	2.25%	33.61%	to	31.94%
2023	534	$4.73	to	$3.97	$1,529	0.06%	1.00%	to	2.25%	41.39%	to	39.65%
2022	667	$3.35	to	$2.84	$1,367	—	1.00%	to	2.25%	(30.76%)	to	(31.62%)
2021	687	$4.83	to	$4.15	$2,042	0.02%	1.00%	to	2.25%	18.85%	to	17.38%
2020	774	$4.07	to	$3.54	$1,982	0.22%	1.00%	to	2.25%	31.26%	to	29.63%
Lazard Retire Intl Eq, Serv
2024	23	$1.61	to	$1.52	$36	2.89%	1.40%	to	1.60%	4.15%	to	3.94%
2023	23	$1.55	to	$1.46	$34	1.07%	1.40%	to	1.60%	14.27%	to	14.05%
2022	34	$1.36	to	$1.28	$45	3.70%	1.40%	to	1.60%	(16.19%)	to	(16.36%)
2021	32	$1.62	to	$1.53	$51	0.94%	1.40%	to	1.60%	4.36%	to	4.15%
2020	32	$1.55	to	$1.47	$49	2.36%	1.40%	to	1.60%	6.74%	to	6.52%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	117

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
LVIP AC Disc Core Val, Std Cl II
2024	38	$4.27	to	$4.27	$162	1.26%	1.40%	to	1.40%	11.51%		to	11.51%
2023	45	$3.83	to	$3.83	$170	1.54%	1.40%	to	1.40%	7.15%		to	7.15%
2022	52	$3.57	to	$3.57	$185	1.76%	1.40%	to	1.40%	(13.95%)		to	(13.95%)
2021	58	$4.15	to	$4.15	$240	1.07%	1.40%	to	1.40%	21.93%		to	21.93%
2020	66	$3.40	to	$3.40	$223	1.93%	1.40%	to	1.40%	10.25%		to	10.25%
LVIP AC Inflation Prot, Serv Cl
2024	9,288	$1.42	to	$1.17	$12,094	3.63%	1.05%	to	2.20%	0.48%		to	(0.68%)
2023	9,493	$1.41	to	$1.18	$12,379	3.31%	1.05%	to	2.20%	2.32%		to	1.15%
2022	10,012	$1.38	to	$1.17	$12,834	4.91%	1.05%	to	2.20%	(13.98%)		to	(14.96%)
2021	12,004	$1.60	to	$1.37	$18,001	3.14%	1.05%	to	2.20%	5.16%		to	3.96%
2020	12,277	$1.53	to	$1.32	$17,608	1.34%	1.05%	to	2.20%	8.41%		to	7.17%
LVIP AC Intl, Serv Cl
2024	—	$1.72	to	$1.94	$3	1.36%	1.05%	to	2.20%	1.38%		to	0.22%
2023	—	$1.70	to	$1.94	$3	3.15%	1.05%	to	2.20%	11.25%		to	9.98%
2022	15	$1.52	to	$1.76	$29	1.31%	1.05%	to	2.20%	(25.64%)		to	(26.50%)
2021	15	$2.05	to	$2.40	$40	0.01%	1.05%	to	2.20%	7.47%		to	6.24%
2020	16	$1.91	to	$2.26	$41	0.38%	1.05%	to	2.20%	24.33%		to	22.93%
LVIP AC Mid Cap Val, Serv Cl
2024	27	$3.99	to	$3.31	$82	2.42%	1.00%	to	2.25%	7.44%		to	6.10%
2023	27	$3.72	to	$3.12	$77	2.18%	1.00%	to	2.25%	4.97%		to	3.67%
2022	27	$3.54	to	$3.01	$74	2.10%	1.00%	to	2.25%	(2.36%)		to	(3.58%)
2021	28	$3.63	to	$3.12	$81	1.02%	1.00%	to	2.25%	21.79%		to	20.29%
2020	30	$2.98	to	$2.59	$71	1.69%	1.00%	to	2.25%	0.10%		to	(1.14%)
LVIP AC Ultra, Serv Cl
2024	985	$8.04	to	$6.66	$6,349	—	1.00%	to	2.25%	27.33%		to	25.74%
2023	1,225	$6.32	to	$5.30	$6,242	—	1.00%	to	2.25%	41.85%		to	40.09%
2022	1,560	$4.45	to	$3.78	$5,638	—	1.00%	to	2.25%	(33.13%)		to	(33.96%)
2021	1,531	$6.66	to	$5.73	$8,330	—	1.00%	to	2.25%	21.77%		to	20.26%
2020	1,798	$5.47	to	$4.76	$8,073	—	1.00%	to	2.25%	48.07%		to	46.23%
LVIP AC Val, Serv Cl
2024	117	$3.72	to	$3.08	$385	2.84%	1.00%	to	2.25%	8.20%		to	6.84%
2023	105	$3.44	to	$2.88	$325	2.25%	1.00%	to	2.25%	7.94%		to	6.60%
2022	105	$3.18	to	$2.70	$303	1.94%	1.00%	to	2.25%	(0.69%)		to	(1.91%)
2021	108	$3.21	to	$2.76	$316	1.58%	1.00%	to	2.25%	23.05%		to	21.52%
2020	56	$2.61	to	$2.27	$138	2.21%	1.00%	to	2.25%	(0.17%)		to	(1.42%)
LVIP AC Val, Std Cl II
2024	44	$5.92	to	$5.92	$262	2.79%	1.40%	to	1.40%	7.95%		to	7.95%
2023	53	$5.48	to	$5.48	$288	2.38%	1.40%	to	1.40%	7.59%		to	7.59%
2022	57	$5.09	to	$5.09	$291	2.10%	1.40%	to	1.40%	(0.85%)		to	(0.85%)
2021	59	$5.14	to	$5.14	$301	1.75%	1.40%	to	1.40%	22.78%		to	22.78%
2020	61	$4.19	to	$4.19	$254	2.26%	1.40%	to	1.40%	(0.43%)		to	(0.43%)
LVIP Baron Gro Opp, Serv Cl
2024	8	$7.50	to	$6.00	$58	0.23%	1.40%	to	1.60%	3.97%		to	3.76%
2023	8	$7.21	to	$5.78	$57	—	1.40%	to	1.60%	16.17%		to	15.94%
2022	9	$6.21	to	$4.99	$50	—	1.40%	to	1.60%	(26.86%)		to	(27.00%)
2021	11	$8.49	to	$6.83	$90	—	1.40%	to	1.60%	17.07%		to	16.84%
2020	19	$7.25	to	$5.85	$129	—	1.40%	to	1.60%	32.22%		to	31.95%
LVIP JPM US Eq, Std Cl
2024	30	$7.68	to	$7.44	$226	0.51%	1.40%	to	1.60%	22.25%		to	22.01%
2023	36	$6.28	to	$6.10	$224	1.17%	1.40%	to	1.60%	15.68	%(7)	to	15.52	%(7)
MFS Inv Trust, Init Cl
2024	184	$4.39	to	$5.89	$751	0.72%	1.15%	to	1.80%	18.15%		to	17.38%
2023	239	$3.72	to	$5.02	$831	0.68%	1.15%	to	1.80%	17.62%		to	16.86%
2022	339	$3.16	to	$4.30	$996	0.67%	1.15%	to	1.80%	(17.44%)		to	(17.98%)
2021	365	$3.83	to	$5.24	$1,306	0.64%	1.15%	to	1.80%	25.37%		to	24.55%
2020	523	$3.05	to	$4.20	$1,494	0.64%	1.15%	to	1.80%	12.57%		to	11.83%

118	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MFS Inv Trust, Serv Cl
2024	206	$3.94	to	$4.24	$808	0.46%	1.15%	to	1.80%	17.85%	to	17.09%
2023	211	$3.35	to	$3.62	$703	0.48%	1.15%	to	1.80%	17.31%	to	16.55%
2022	214	$2.85	to	$3.11	$610	0.37%	1.15%	to	1.80%	(17.64%)	to	(18.17%)
2021	201	$3.46	to	$3.80	$696	0.42%	1.15%	to	1.80%	25.06%	to	24.25%
2020	201	$2.77	to	$3.06	$557	0.43%	1.15%	to	1.80%	12.30%	to	11.57%
MFS Mass Inv Gro Stock, Serv Cl
2024	608	$3.01	to	$2.68	$1,792	0.13%	1.00%	to	2.20%	14.83%	to	13.45%
2023	667	$2.62	to	$2.36	$1,738	0.05%	1.00%	to	2.20%	22.48%	to	21.02%
2022	704	$2.14	to	$1.95	$1,503	—	1.00%	to	2.20%	(20.25%)	to	(21.20%)
2021	748	$2.69	to	$2.48	$2,005	0.03%	1.00%	to	2.20%	24.41%	to	22.93%
2020	878	$2.16	to	$2.02	$1,896	0.22%	1.00%	to	2.20%	20.98%	to	19.54%
MFS New Dis, Init Cl
2024	77	$5.51	to	$3.14	$293	—	1.15%	to	1.60%	5.50%	to	5.02%
2023	83	$5.22	to	$2.99	$302	—	1.15%	to	1.60%	13.11%	to	12.60%
2022	98	$4.62	to	$2.66	$320	—	1.15%	to	1.60%	(30.56%)	to	(30.87%)
2021	105	$6.65	to	$3.84	$500	—	1.15%	to	1.60%	0.64%	to	0.18%
2020	121	$6.61	to	$3.83	$570	—	1.15%	to	1.60%	44.22%	to	43.57%
MFS New Dis, Serv Cl
2024	341	$3.93	to	$3.62	$1,334	—	1.00%	to	2.20%	5.37%	to	4.11%
2023	382	$3.73	to	$3.47	$1,428	—	1.00%	to	2.20%	13.12%	to	11.78%
2022	421	$3.29	to	$3.11	$1,391	—	1.00%	to	2.20%	(30.69%)	to	(31.52%)
2021	424	$4.75	to	$4.54	$2,034	—	1.00%	to	2.20%	0.56%	to	(0.64%)
2020	490	$4.73	to	$4.57	$2,335	—	1.00%	to	2.20%	44.14%	to	42.42%
MFS Research, Init Cl
2024	68	$4.47	to	$3.70	$298	0.60%	1.40%	to	1.60%	17.21%	to	16.98%
2023	71	$3.82	to	$3.17	$264	0.50%	1.40%	to	1.60%	20.72%	to	20.48%
2022	94	$3.16	to	$2.63	$292	0.49%	1.40%	to	1.60%	(18.36%)	to	(18.52%)
2021	97	$3.87	to	$3.23	$368	0.56%	1.40%	to	1.60%	23.07%	to	22.82%
2020	386	$3.15	to	$2.63	$1,060	0.71%	1.40%	to	1.60%	14.97%	to	14.74%
MFS Total Return, Init Cl
2024	9	$3.55	to	$3.46	$31	2.47%	1.15%	to	1.25%	6.51%	to	6.41%
2023	9	$3.33	to	$3.25	$30	2.06%	1.15%	to	1.25%	9.18%	to	9.08%
2022	9	$3.05	to	$2.98	$29	1.71%	1.15%	to	1.25%	(10.61%)	to	(10.70%)
2021	10	$3.41	to	$3.34	$34	1.81%	1.15%	to	1.25%	12.81%	to	12.70%
2020	10	$3.02	to	$2.96	$31	2.25%	1.15%	to	1.25%	8.56%	to	8.45%
MFS Total Return, Serv Cl
2024	3,841	$3.37	to	$2.09	$11,517	2.32%	1.00%	to	2.25%	6.38%	to	5.05%
2023	4,285	$3.17	to	$1.99	$12,156	1.82%	1.00%	to	2.25%	9.12%	to	7.78%
2022	4,719	$2.91	to	$1.84	$12,249	1.48%	1.00%	to	2.25%	(10.73%)	to	(11.84%)
2021	5,095	$3.26	to	$2.09	$14,880	1.62%	1.00%	to	2.25%	12.70%	to	11.30%
2020	5,541	$2.89	to	$1.88	$14,483	2.09%	1.00%	to	2.25%	8.43%	to	7.09%
MFS Utilities, Init Cl
2024	537	$5.32	to	$6.65	$2,168	2.31%	1.15%	to	1.80%	10.38%	to	9.66%
2023	569	$4.82	to	$6.07	$2,122	3.53%	1.15%	to	1.80%	(3.23%)	to	(3.85%)
2022	660	$4.98	to	$6.31	$2,612	2.46%	1.15%	to	1.80%	(0.40%)	to	(1.04%)
2021	656	$5.00	to	$6.38	$2,583	1.69%	1.15%	to	1.80%	12.79%	to	12.06%
2020	758	$4.43	to	$5.69	$2,698	2.44%	1.15%	to	1.80%	4.69%	to	4.01%
MFS Utilities, Serv Cl
2024	134	$6.60	to	$2.50	$803	2.09%	1.00%	to	2.25%	10.23%	to	8.85%
2023	154	$5.99	to	$2.29	$856	3.22%	1.00%	to	2.25%	(3.30%)	to	(4.50%)
2022	176	$6.19	to	$2.40	$1,016	2.13%	1.00%	to	2.25%	(0.52%)	to	(1.75%)
2021	186	$6.23	to	$2.44	$1,075	1.46%	1.00%	to	2.25%	12.69%	to	11.29%
2020	216	$5.53	to	$2.20	$1,108	2.26%	1.00%	to	2.25%	4.57%	to	3.27%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	119

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MS VIF Dis, Cl II
2024	13	$5.16	to	$4.27	$59	—	1.00%	to	2.25%	40.31%	to	38.56%
2023	14	$3.68	to	$3.08	$45	—	1.00%	to	2.25%	42.70%	to	40.94%
2022	16	$2.58	to	$2.19	$36	—	1.00%	to	2.25%	(63.34%)	to	(63.79%)
2021	17	$7.03	to	$6.04	$106	—	1.00%	to	2.25%	(12.08%)	to	(13.17%)
2020	22	$7.99	to	$6.96	$156	—	1.00%	to	2.25%	149.54%	to	146.45%
PIMCO VIT All Asset, Advisor Cl
2024	289	$1.73	to	$1.43	$465	6.15%	1.00%	to	2.25%	2.54%	to	1.25%
2023	392	$1.68	to	$1.41	$615	2.82%	1.00%	to	2.25%	6.94%	to	5.62%
2022	412	$1.57	to	$1.34	$609	7.47%	1.00%	to	2.25%	(12.75%)	to	(13.81%)
2021	498	$1.80	to	$1.55	$850	10.84%	1.00%	to	2.25%	14.89%	to	13.46%
2020	587	$1.57	to	$1.37	$878	4.81%	1.00%	to	2.25%	6.82%	to	5.52%
Put VT Div Inc, Cl IA
2024	147	$2.65	to	$2.65	$389	6.32%	1.40%	to	1.40%	4.61%	to	4.61%
2023	154	$2.53	to	$2.53	$394	6.66%	1.40%	to	1.40%	3.55%	to	3.55%
2022	176	$2.44	to	$2.44	$436	7.03%	1.40%	to	1.40%	(3.42%)	to	(3.42%)
2021	183	$2.53	to	$2.53	$471	0.94%	1.40%	to	1.40%	(8.02%)	to	(8.02%)
2020	193	$2.75	to	$2.75	$533	7.88%	1.40%	to	1.40%	(2.14%)	to	(2.14%)
Put VT Div Inc, Cl IB
2024	61	$1.99	to	$1.99	$121	6.23%	1.40%	to	1.40%	4.29%	to	4.29%
2023	72	$1.91	to	$1.91	$136	6.21%	1.40%	to	1.40%	3.36%	to	3.36%
2022	83	$1.85	to	$1.85	$154	6.86%	1.40%	to	1.40%	(3.70%)	to	(3.70%)
2021	91	$1.92	to	$1.92	$174	0.65%	1.40%	to	1.40%	(8.24%)	to	(8.24%)
2020	96	$2.09	to	$2.09	$200	8.19%	1.40%	to	1.40%	(2.28%)	to	(2.28%)
Put VT Emerg Mkts Eq, Cl IB
2024	152	$1.42	to	$1.57	$201	1.45%	1.00%	to	1.40%	14.41%	to	13.95%
2023	170	$1.24	to	$1.38	$198	0.49%	1.00%	to	1.40%	10.48%	to	10.04%
2022	181	$1.12	to	$1.25	$194	—	1.00%	to	1.40%	(28.19%)	to	(28.48%)
2021	191	$1.56	to	$1.75	$286	0.48%	1.00%	to	1.40%	(5.14%)	to	(5.52%)
2020	191	$1.65	to	$1.86	$303	0.04%	1.00%	to	1.40%	26.66%	to	26.16%
Put VT Focused Intl Eq, Cl IA
2024	136	$2.70	to	$2.70	$366	1.86%	1.40%	to	1.40%	2.18%	to	2.18%
2023	142	$2.64	to	$2.64	$375	0.95%	1.40%	to	1.40%	17.90%	to	17.90%
2022	155	$2.24	to	$2.24	$346	2.09%	1.40%	to	1.40%	(19.13%)	to	(19.13%)
2021	161	$2.77	to	$2.77	$445	0.96%	1.40%	to	1.40%	11.28%	to	11.28%
2020	162	$2.49	to	$2.49	$404	0.40%	1.40%	to	1.40%	8.78%	to	8.78%
Put VT Global Hlth Care, Cl IB
2024	123	$5.62	to	$3.74	$589	0.48%	1.00%	to	2.20%	0.41%	to	(0.79%)
2023	150	$5.59	to	$3.77	$723	0.31%	1.00%	to	2.20%	8.05%	to	6.77%
2022	172	$5.18	to	$3.53	$767	0.41%	1.00%	to	2.20%	(5.62%)	to	(6.74%)
2021	227	$5.49	to	$3.78	$1,064	1.11%	1.00%	to	2.20%	18.22%	to	16.80%
2020	244	$4.64	to	$3.24	$970	0.50%	1.00%	to	2.20%	15.12%	to	13.75%
Put VT Hi Yield, Cl IA
2024	90	$3.97	to	$3.97	$355	5.84%	1.40%	to	1.40%	6.68%	to	6.68%
2023	93	$3.72	to	$3.72	$344	5.75%	1.40%	to	1.40%	10.74%	to	10.74%
2022	105	$3.36	to	$3.36	$351	5.40%	1.40%	to	1.40%	(12.60%)	to	(12.60%)
2021	108	$3.84	to	$3.84	$413	4.96%	1.40%	to	1.40%	3.74%	to	3.74%
2020	114	$3.70	to	$3.70	$420	6.14%	1.40%	to	1.40%	4.04%	to	4.04%
Put VT Hi Yield, Cl IB
2024	25	$2.84	to	$2.84	$72	5.95%	1.40%	to	1.40%	6.35%	to	6.35%
2023	30	$2.67	to	$2.67	$81	5.48%	1.40%	to	1.40%	10.58%	to	10.58%
2022	35	$2.42	to	$2.42	$85	5.31%	1.40%	to	1.40%	(12.83%)	to	(12.83%)
2021	39	$2.77	to	$2.77	$108	4.69%	1.40%	to	1.40%	3.52%	to	3.52%
2020	41	$2.68	to	$2.68	$110	5.73%	1.40%	to	1.40%	3.74%	to	3.74%

120	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Inc, Cl IB
2024	13	$1.96	to	$1.41	$23	5.25%	1.15%	to	1.80%	1.15%	to	0.48%
2023	14	$1.93	to	$1.41	$24	5.74%	1.15%	to	1.80%	3.50%	to	2.84%
2022	15	$1.87	to	$1.37	$26	5.72%	1.15%	to	1.80%	(14.80%)	to	(15.35%)
2021	16	$2.19	to	$1.62	$32	1.29%	1.15%	to	1.80%	(5.68%)	to	(6.29%)
2020	15	$2.33	to	$1.72	$31	4.83%	1.15%	to	1.80%	4.52%	to	3.84%
Put VT Intl Eq, Cl IB
2024	1,737	$2.19	to	$1.68	$2,863	2.19%	1.00%	to	2.20%	1.94%	to	0.72%
2023	1,976	$2.14	to	$1.67	$3,206	0.04%	1.00%	to	2.20%	17.33%	to	15.94%
2022	2,269	$1.83	to	$1.44	$3,168	1.55%	1.00%	to	2.20%	(15.62%)	to	(16.62%)
2021	2,435	$2.17	to	$1.73	$4,049	1.18%	1.00%	to	2.20%	7.74%	to	6.45%
2020	2,700	$2.01	to	$1.62	$4,175	1.64%	1.00%	to	2.20%	10.98%	to	9.65%
Put VT Intl Val, Cl IB
2024	—	$1.96	to	$1.96	$0	2.38%	1.40%	to	1.40%	3.74%	to	3.74%
2023	—	$1.89	to	$1.89	$0	1.48%	1.40%	to	1.40%	17.03%	to	17.03%
2022	—	$1.62	to	$1.62	$0	2.03%	1.40%	to	1.40%	(8.10%)	to	(8.10%)
2021	—	$1.76	to	$1.76	$0	1.99%	1.40%	to	1.40%	13.34%	to	13.34%
2020	—	$1.55	to	$1.55	$0	2.46%	1.40%	to	1.40%	2.50%	to	2.50%
Put VT Lg Cap Gro, Cl IA
2024	162	$3.83	to	$3.83	$623	0.09%	1.40%	to	1.40%	31.84%	to	31.84%
2023	172	$2.91	to	$2.91	$505	—	1.40%	to	1.40%	42.88%	to	42.88%
2022	186	$2.03	to	$2.03	$380	—	1.40%	to	1.40%	(31.33%)	to	(31.33%)
2021	194	$2.96	to	$2.96	$577	—	1.40%	to	1.40%	21.29%	to	21.29%
2020	194	$2.44	to	$2.44	$474	0.25%	1.40%	to	1.40%	37.16%	to	37.16%
Put VT Lg Cap Gro, Cl IB
2024	335	$3.76	to	$3.76	$1,258	—	1.40%	to	1.40%	31.54%	to	31.54%
2023	362	$2.85	to	$2.85	$1,035	—	1.40%	to	1.40%	42.47%	to	42.47%
2022	384	$2.00	to	$2.00	$770	—	1.40%	to	1.40%	(31.47%)	to	(31.47%)
2021	402	$2.92	to	$2.92	$1,177	—	1.40%	to	1.40%	20.95%	to	20.95%
2020	408	$2.42	to	$2.42	$987	0.04%	1.40%	to	1.40%	36.78%	to	36.78%
Put VT Lg Cap Val, Cl IA
2024	1,264	$2.22	to	$2.22	$2,812	1.29%	1.40%	to	1.40%	17.79%	to	17.79%
2023	1,337	$1.89	to	$1.89	$2,531	2.27%	1.40%	to	1.40%	14.32%	to	14.32%
2022	1,461	$1.65	to	$1.65	$2,416	1.68%	1.40%	to	1.40%	(4.21%)	to	(4.21%)
2021	1,579	$1.72	to	$1.72	$2,726	1.38%	1.40%	to	1.40%	25.85%	to	25.85%
2020	1,653	$1.37	to	$1.37	$2,269	2.01%	1.40%	to	1.40%	4.58%	to	4.58%
Put VT Lg Cap Val, Cl IB
2024	1,301	$2.25	to	$2.11	$2,862	1.11%	1.00%	to	1.85%	17.95%	to	16.95%
2023	1,483	$1.91	to	$1.80	$2,776	2.04%	1.00%	to	1.85%	14.52%	to	13.55%
2022	1,584	$1.67	to	$1.59	$2,602	1.48%	1.00%	to	1.85%	(4.09%)	to	(4.91%)
2021	1,596	$1.74	to	$1.67	$2,747	1.20%	1.00%	to	1.85%	26.04%	to	24.97%
2020	1,733	$1.38	to	$1.34	$2,366	1.75%	1.00%	to	1.85%	4.75%	to	3.88%
Put VT Research, Cl IB
2024	8	$5.91	to	$6.23	$49	0.41%	1.00%	to	1.85%	25.02%	to	23.95%
2023	9	$4.72	to	$5.03	$46	0.77%	1.00%	to	1.85%	27.58%	to	26.50%
2022	12	$3.70	to	$3.97	$45	0.57%	1.00%	to	1.85%	(18.10%)	to	(18.79%)
2021	15	$4.52	to	$4.89	$71	0.10%	1.00%	to	1.85%	22.90%	to	21.86%
2020	18	$3.68	to	$4.01	$70	0.59%	1.00%	to	1.85%	18.72%	to	17.73%
Put VT Sm Cap Val, Cl IB
2024	101	$2.66	to	$2.95	$304	0.98%	1.05%	to	2.20%	5.08%	to	3.87%
2023	201	$2.53	to	$2.84	$605	0.16%	1.05%	to	2.20%	22.46%	to	21.07%
2022	216	$2.07	to	$2.34	$533	0.17%	1.05%	to	2.20%	(13.89%)	to	(14.87%)
2021	241	$2.40	to	$2.75	$700	0.73%	1.05%	to	2.20%	38.44%	to	36.86%
2020	272	$1.73	to	$2.01	$576	1.06%	1.05%	to	2.20%	2.87%	to	1.70%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	121

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Sus Leaders, Cl IA
2024	267	$10.98	to	$10.98	$2,934	0.38%	1.40%	to	1.40%	21.61%	to	21.61%
2023	288	$9.03	to	$9.03	$2,596	0.75%	1.40%	to	1.40%	24.67%	to	24.67%
2022	305	$7.24	to	$7.24	$2,205	0.83%	1.40%	to	1.40%	(23.79%)	to	(23.79%)
2021	328	$9.50	to	$9.50	$3,112	0.33%	1.40%	to	1.40%	22.12%	to	22.12%
2020	336	$7.78	to	$7.78	$2,617	0.64%	1.40%	to	1.40%	27.27%	to	27.27%
Put VT Sus Leaders, Cl IB
2024	475	$5.99	to	$5.05	$2,723	0.21%	1.00%	to	2.20%	21.79%	to	20.34%
2023	599	$4.92	to	$4.19	$2,826	0.52%	1.00%	to	2.20%	24.86%	to	23.37%
2022	650	$3.94	to	$3.40	$2,466	0.56%	1.00%	to	2.20%	(23.68%)	to	(24.59%)
2021	703	$5.16	to	$4.51	$3,511	0.14%	1.00%	to	2.20%	22.30%	to	20.85%
2020	805	$4.22	to	$3.73	$3,291	0.41%	1.00%	to	2.20%	27.62%	to	26.09%
Royce Micro-Cap, Invest Cl
2024	55	$6.72	to	$5.64	$336	—	1.40%	to	1.60%	12.08%	to	11.86%
2023	59	$6.00	to	$5.04	$319	—	1.40%	to	1.60%	17.14%	to	16.90%
2022	70	$5.12	to	$4.31	$320	—	1.40%	to	1.60%	(23.51%)	to	(23.66%)
2021	74	$6.69	to	$5.65	$445	—	1.40%	to	1.60%	28.17%	to	27.92%
2020	94	$5.22	to	$4.42	$440	—	1.40%	to	1.60%	22.07%	to	21.83%
Royce Sm-Cap, Invest Cl
2024	39	$6.91	to	$6.35	$263	1.14%	1.40%	to	1.60%	1.96%	to	1.75%
2023	46	$6.78	to	$6.24	$303	0.89%	1.40%	to	1.60%	24.18%	to	23.93%
2022	47	$5.46	to	$5.03	$251	0.39%	1.40%	to	1.60%	(10.45%)	to	(10.63%)
2021	51	$6.09	to	$5.63	$306	1.39%	1.40%	to	1.60%	27.03%	to	26.77%
2020	56	$4.80	to	$4.44	$265	0.93%	1.40%	to	1.60%	(8.44%)	to	(8.63%)
Temp Dev Mkts, Cl 2
2024	62	$3.10	to	$2.85	$179	3.76%	1.00%	to	1.35%	6.59%	to	6.22%
2023	82	$2.91	to	$2.68	$223	2.15%	1.00%	to	1.35%	11.51%	to	11.12%
2022	94	$2.61	to	$2.41	$229	2.62%	1.00%	to	1.35%	(22.75%)	to	(23.03%)
2021	95	$3.37	to	$3.13	$300	0.88%	1.00%	to	1.35%	(6.68%)	to	(7.00%)
2020	104	$3.61	to	$3.37	$354	4.15%	1.00%	to	1.35%	16.02%	to	15.61%
Temp Foreign, Cl 2
2024	1,277	$1.72	to	$2.15	$2,244	2.42%	1.00%	to	1.85%	(1.99%)	to	(2.82%)
2023	1,379	$1.75	to	$2.21	$2,501	3.22%	1.00%	to	1.85%	19.56%	to	18.55%
2022	1,570	$1.46	to	$1.86	$2,387	3.07%	1.00%	to	1.85%	(8.52%)	to	(9.30%)
2021	1,653	$1.60	to	$2.05	$2,766	1.82%	1.00%	to	1.85%	3.12%	to	2.25%
2020	1,839	$1.55	to	$2.01	$2,999	3.48%	1.00%	to	1.85%	(2.14%)	to	(2.97%)
Temp Global Bond, Cl 2
2024	3,842	$0.95	to	$0.79	$5,346	—	1.00%	to	2.25%	(12.26%)	to	(13.35%)
2023	3,832	$1.09	to	$0.91	$6,127	—	1.00%	to	2.25%	1.86%	to	0.60%
2022	4,102	$1.07	to	$0.90	$6,479	—	1.00%	to	2.25%	(5.89%)	to	(7.06%)
2021	5,109	$1.13	to	$0.97	$8,626	—	1.00%	to	2.25%	(5.94%)	to	(7.11%)
2020	4,758	$1.20	to	$1.05	$8,598	7.95%	1.00%	to	2.25%	(6.22%)	to	(7.39%)
Temp Gro, Cl 2
2024	91	$2.02	to	$1.67	$165	0.81%	1.00%	to	2.25%	4.35%	to	3.05%
2023	156	$1.94	to	$1.63	$267	3.32%	1.00%	to	2.25%	19.81%	to	18.32%
2022	166	$1.62	to	$1.37	$239	0.16%	1.00%	to	2.25%	(12.38%)	to	(13.47%)
2021	184	$1.85	to	$1.59	$302	1.14%	1.00%	to	2.25%	3.83%	to	2.54%
2020	246	$1.78	to	$1.55	$385	3.08%	1.00%	to	2.25%	4.74%	to	3.44%
Third Ave VST Third Ave Value
2024	55	$3.98	to	$4.11	$220	2.52%	1.40%	to	1.60%	(3.64%)	to	(3.83%)
2023	56	$4.13	to	$4.27	$232	2.36%	1.40%	to	1.60%	19.14%	to	18.90%
2022	58	$3.47	to	$3.59	$205	1.47%	1.40%	to	1.60%	14.50%	to	14.27%
2021	65	$3.03	to	$3.14	$200	0.70%	1.40%	to	1.60%	20.36%	to	20.12%
2020	69	$2.52	to	$2.62	$177	2.71%	1.40%	to	1.60%	(3.75%)	to	(3.94%)

122	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Aggr, Cl 2
2024	2,856	$2.75	to	$2.29	$7,461	—	1.00%	to	2.25%	12.07%	to	10.67%
2023	3,639	$2.45	to	$2.07	$8,543	—	1.00%	to	2.25%	16.06%	to	14.62%
2022	5,040	$2.11	to	$1.80	$10,226	—	1.00%	to	2.25%	(19.00%)	to	(20.00%)
2021	5,958	$2.61	to	$2.25	$14,972	—	1.00%	to	2.25%	14.61%	to	13.18%
2020	8,935	$2.28	to	$1.99	$19,699	—	1.00%	to	2.25%	13.84%	to	12.43%
VP Aggr, Cl 4
2024	23,194	$2.75	to	$2.29	$59,351	—	1.00%	to	2.25%	12.08%	to	10.68%
2023	27,355	$2.46	to	$2.07	$62,759	—	1.00%	to	2.25%	16.03%	to	14.59%
2022	31,593	$2.12	to	$1.80	$62,848	—	1.00%	to	2.25%	(19.00%)	to	(20.01%)
2021	35,239	$2.61	to	$2.26	$86,904	—	1.00%	to	2.25%	14.62%	to	13.20%
2020	40,297	$2.28	to	$1.99	$87,068	—	1.00%	to	2.25%	13.82%	to	12.40%
VP Conserv, Cl 2
2024	8,559	$1.39	to	$1.15	$11,218	—	1.00%	to	2.25%	3.38%	to	2.09%
2023	9,869	$1.34	to	$1.13	$12,557	—	1.00%	to	2.25%	7.39%	to	6.06%
2022	12,028	$1.25	to	$1.07	$14,301	—	1.00%	to	2.25%	(16.38%)	to	(17.42%)
2021	13,302	$1.49	to	$1.29	$18,961	—	1.00%	to	2.25%	1.79%	to	0.53%
2020	17,061	$1.47	to	$1.28	$24,007	—	1.00%	to	2.25%	8.22%	to	6.87%
VP Conserv, Cl 4
2024	25,864	$1.39	to	$1.15	$33,523	—	1.00%	to	2.25%	3.44%	to	2.15%
2023	30,356	$1.34	to	$1.13	$38,161	—	1.00%	to	2.25%	7.32%	to	5.99%
2022	36,585	$1.25	to	$1.07	$43,017	—	1.00%	to	2.25%	(16.33%)	to	(17.37%)
2021	44,394	$1.49	to	$1.29	$62,613	—	1.00%	to	2.25%	1.80%	to	0.53%
2020	51,800	$1.47	to	$1.28	$72,136	—	1.00%	to	2.25%	8.15%	to	6.81%
VP Man Risk, Cl 2
2024	217	$1.28	to	$1.17	$273	—	1.00%	to	2.25%	8.32%	to	6.97%
2023	249	$1.19	to	$1.10	$290	—	1.00%	to	2.25%	11.14%	to	9.77%
2022	300	$1.07	to	$1.00	$316	—	1.00%	to	2.25%	(18.21%)	to	(19.22%)
2021	356	$1.30	to	$1.24	$459	—	1.00%	to	2.25%	9.62%	to	8.26%
2020	314	$1.19	to	$1.14	$371	—	1.00%	to	2.25%	6.72%	to	5.40%
VP Man Risk US, Cl 2
2024	18	$1.46	to	$1.34	$26	—	1.00%	to	2.25%	10.59%	to	9.21%
2023	20	$1.32	to	$1.22	$27	—	1.00%	to	2.25%	13.41%	to	12.00%
2022	22	$1.17	to	$1.09	$26	—	1.00%	to	2.25%	(18.04%)	to	(19.06%)
2021	24	$1.42	to	$1.35	$35	—	1.00%	to	2.25%	12.21%	to	10.82%
2020	27	$1.27	to	$1.22	$35	—	1.00%	to	2.25%	8.70%	to	7.35%
VP Man Vol Conserv, Cl 2
2024	8,562	$1.18	to	$1.02	$9,459	—	1.00%	to	2.25%	3.27%	to	1.98%
2023	9,887	$1.14	to	$1.00	$10,635	—	1.00%	to	2.25%	6.80%	to	5.47%
2022	10,961	$1.07	to	$0.95	$11,073	—	1.00%	to	2.25%	(16.83%)	to	(17.86%)
2021	11,095	$1.28	to	$1.16	$13,538	—	1.00%	to	2.25%	1.61%	to	0.34%
2020	12,973	$1.26	to	$1.15	$15,714	—	1.00%	to	2.25%	7.05%	to	5.72%
VP Man Vol Conserv Gro, Cl 2
2024	20,292	$1.31	to	$1.13	$24,929	—	1.00%	to	2.25%	5.74%	to	4.42%
2023	23,720	$1.23	to	$1.09	$27,721	—	1.00%	to	2.25%	8.89%	to	7.54%
2022	28,273	$1.13	to	$1.01	$30,541	—	1.00%	to	2.25%	(17.89%)	to	(18.91%)
2021	32,135	$1.38	to	$1.25	$42,467	—	1.00%	to	2.25%	4.40%	to	3.11%
2020	35,403	$1.32	to	$1.21	$45,046	—	1.00%	to	2.25%	8.07%	to	6.72%
VP Man Vol Gro, Cl 2
2024	53,476	$1.60	to	$1.39	$80,977	—	1.00%	to	2.25%	10.86%	to	9.47%
2023	61,933	$1.44	to	$1.27	$85,008	—	1.00%	to	2.25%	13.46%	to	12.05%
2022	69,477	$1.27	to	$1.13	$84,426	—	1.00%	to	2.25%	(20.23%)	to	(21.22%)
2021	78,467	$1.59	to	$1.44	$120,065	—	1.00%	to	2.25%	10.78%	to	9.40%
2020	87,841	$1.44	to	$1.31	$121,965	—	1.00%	to	2.25%	10.19%	to	8.82%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	123

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Man Vol Mod Gro, Cl 2
2024	108,234	$1.46	to	$1.27	$148,718	—	1.00%	to	2.25%	8.32%	to	6.96%
2023	126,249	$1.35	to	$1.19	$161,004	—	1.00%	to	2.25%	11.16%	to	9.78%
2022	143,791	$1.21	to	$1.08	$165,780	—	1.00%	to	2.25%	(18.97%)	to	(19.97%)
2021	162,991	$1.49	to	$1.35	$233,147	—	1.00%	to	2.25%	7.62%	to	6.28%
2020	182,920	$1.39	to	$1.27	$244,333	—	1.00%	to	2.25%	9.28%	to	7.92%
VP Mod, Cl 2
2024	94,186	$2.01	to	$1.67	$181,204	—	1.00%	to	2.25%	7.63%	to	6.29%
2023	106,741	$1.87	to	$1.58	$191,309	—	1.00%	to	2.25%	11.84%	to	10.45%
2022	121,163	$1.67	to	$1.43	$194,674	—	1.00%	to	2.25%	(17.44%)	to	(18.46%)
2021	132,830	$2.03	to	$1.75	$259,307	—	1.00%	to	2.25%	7.92%	to	6.58%
2020	150,475	$1.88	to	$1.64	$273,283	—	1.00%	to	2.25%	11.74%	to	10.36%
VP Mod, Cl 4
2024	291,166	$2.02	to	$1.68	$547,871	—	1.00%	to	2.25%	7.62%	to	6.28%
2023	345,071	$1.87	to	$1.58	$605,341	—	1.00%	to	2.25%	11.82%	to	10.43%
2022	396,064	$1.67	to	$1.43	$623,767	—	1.00%	to	2.25%	(17.41%)	to	(18.44%)
2021	452,165	$2.03	to	$1.75	$865,825	—	1.00%	to	2.25%	7.96%	to	6.62%
2020	508,831	$1.88	to	$1.64	$906,510	—	1.00%	to	2.25%	11.67%	to	10.28%
VP Mod Aggr, Cl 2
2024	13,658	$2.35	to	$1.96	$30,435	—	1.00%	to	2.25%	9.89%	to	8.52%
2023	16,669	$2.14	to	$1.80	$33,939	—	1.00%	to	2.25%	13.79%	to	12.38%
2022	19,680	$1.88	to	$1.60	$35,392	—	1.00%	to	2.25%	(18.41%)	to	(19.42%)
2021	25,188	$2.31	to	$1.99	$55,691	—	1.00%	to	2.25%	11.19%	to	9.81%
2020	31,308	$2.07	to	$1.81	$62,605	—	1.00%	to	2.25%	12.90%	to	11.50%
VP Mod Aggr, Cl 4
2024	62,575	$2.36	to	$1.96	$136,099	—	1.00%	to	2.25%	9.87%	to	8.50%
2023	72,302	$2.15	to	$1.81	$143,922	—	1.00%	to	2.25%	13.77%	to	12.36%
2022	86,561	$1.89	to	$1.61	$152,423	—	1.00%	to	2.25%	(18.38%)	to	(19.40%)
2021	101,715	$2.31	to	$1.99	$220,851	—	1.00%	to	2.25%	11.22%	to	9.83%
2020	121,398	$2.08	to	$1.82	$238,709	—	1.00%	to	2.25%	12.88%	to	11.48%
VP Mod Conserv, Cl 2
2024	13,230	$1.66	to	$1.38	$20,858	—	1.00%	to	2.25%	5.34%	to	4.03%
2023	15,883	$1.58	to	$1.33	$23,826	—	1.00%	to	2.25%	9.40%	to	8.05%
2022	19,163	$1.44	to	$1.23	$26,305	—	1.00%	to	2.25%	(16.92%)	to	(17.95%)
2021	21,920	$1.74	to	$1.50	$36,380	—	1.00%	to	2.25%	4.69%	to	3.39%
2020	25,092	$1.66	to	$1.45	$39,950	—	1.00%	to	2.25%	9.90%	to	8.54%
VP Mod Conserv, Cl 4
2024	34,566	$1.67	to	$1.39	$53,370	—	1.00%	to	2.25%	5.33%	to	4.02%
2023	41,087	$1.58	to	$1.33	$60,596	—	1.00%	to	2.25%	9.39%	to	8.03%
2022	48,643	$1.45	to	$1.23	$65,859	—	1.00%	to	2.25%	(16.94%)	to	(17.97%)
2021	55,536	$1.74	to	$1.50	$91,018	—	1.00%	to	2.25%	4.74%	to	3.43%
2020	65,124	$1.66	to	$1.45	$102,483	—	1.00%	to	2.25%	9.88%	to	8.52%
VP Ptnrs Core Eq, Cl 3
2024	205	$4.45	to	$3.68	$626	—	1.00%	to	2.25%	22.03%	to	20.50%
2023	277	$3.65	to	$3.06	$697	—	1.00%	to	2.25%	23.32%	to	21.79%
2022	334	$2.96	to	$2.51	$684	—	1.00%	to	2.25%	(18.25%)	to	(19.27%)
2021	393	$3.62	to	$3.11	$992	—	1.00%	to	2.25%	28.05%	to	26.46%
2020	545	$2.83	to	$2.46	$1,082	—	1.00%	to	2.25%	15.68%	to	14.24%
VP Ptnrs Sm Cap Val, Cl 3
2024	2,536	$3.72	to	$2.40	$8,115	—	1.00%	to	2.25%	6.75%	to	5.42%
2023	2,889	$3.49	to	$2.27	$8,768	—	1.00%	to	2.25%	10.16%	to	8.79%
2022	3,047	$3.17	to	$2.09	$8,464	—	1.00%	to	2.25%	(13.92%)	to	(14.99%)
2021	3,668	$3.68	to	$2.46	$11,935	—	1.00%	to	2.25%	22.65%	to	21.13%
2020	4,584	$3.00	to	$2.03	$12,234	—	1.00%	to	2.25%	3.08%	to	1.80%

124	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP US Flex Conserv Gro, Cl 2
2024	250	$1.34	to	$1.21	$328	—	1.00%	to	2.25%	8.32%	to	6.97%
2023	291	$1.24	to	$1.13	$354	—	1.00%	to	2.25%	10.12%	to	8.76%
2022	401	$1.12	to	$1.04	$442	—	1.00%	to	2.25%	(17.56%)	to	(18.59%)
2021	363	$1.36	to	$1.28	$488	—	1.00%	to	2.25%	6.43%	to	5.10%
2020	975	$1.28	to	$1.21	$1,243	—	1.00%	to	2.25%	4.82%	to	3.52%
VP US Flex Gro, Cl 2
2024	2,465	$1.76	to	$1.59	$4,287	—	1.00%	to	2.25%	15.98%	to	14.53%
2023	2,437	$1.51	to	$1.38	$3,656	—	1.00%	to	2.25%	15.64%	to	14.21%
2022	2,821	$1.31	to	$1.21	$3,668	—	1.00%	to	2.25%	(19.54%)	to	(20.53%)
2021	2,316	$1.63	to	$1.53	$3,748	—	1.00%	to	2.25%	14.35%	to	12.93%
2020	3,107	$1.42	to	$1.35	$4,405	—	1.00%	to	2.25%	3.76%	to	2.47%
VP US Flex Mod Gro, Cl 2
2024	1,621	$1.54	to	$1.39	$2,472	—	1.00%	to	2.25%	12.06%	to	10.66%
2023	1,572	$1.38	to	$1.26	$2,139	—	1.00%	to	2.25%	12.74%	to	11.34%
2022	1,469	$1.22	to	$1.13	$1,772	—	1.00%	to	2.25%	(18.35%)	to	(19.37%)
2021	1,916	$1.49	to	$1.40	$2,841	—	1.00%	to	2.25%	10.37%	to	8.99%
2020	1,751	$1.35	to	$1.29	$2,350	—	1.00%	to	2.25%	4.48%	to	3.18%
Wanger Acorn
2024	1,166	$4.06	to	$3.36	$4,700	—	1.00%	to	2.25%	13.04%	to	11.63%
2023	1,417	$3.59	to	$3.01	$5,089	—	1.00%	to	2.25%	20.53%	to	19.04%
2022	1,597	$2.98	to	$2.53	$4,790	—	1.00%	to	2.25%	(34.13%)	to	(34.94%)
2021	1,471	$4.52	to	$3.89	$6,733	0.74%	1.00%	to	2.25%	7.82%	to	6.48%
2020	1,908	$4.19	to	$3.65	$8,162	—	1.00%	to	2.25%	22.99%	to	21.47%
Wanger Intl
2024	1,549	$1.82	to	$1.50	$4,143	1.39%	1.00%	to	2.25%	(9.16%)	to	(10.30%)
2023	1,560	$2.00	to	$1.68	$4,634	0.32%	1.00%	to	2.25%	15.80%	to	14.36%
2022	1,751	$1.73	to	$1.47	$4,524	0.93%	1.00%	to	2.25%	(34.51%)	to	(35.32%)
2021	1,595	$2.64	to	$2.27	$6,319	0.55%	1.00%	to	2.25%	17.63%	to	16.17%
2020	1,966	$2.24	to	$1.95	$6,680	2.13%	1.00%	to	2.25%	13.23%	to	11.82%

(1)	The accumulation unit values and total returns are presented as a range of values based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of values, based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 24, 2020.
(6)	New subaccount operations commenced on April 23, 2021.
(7)	New subaccount operations commenced on April 28, 2023.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	125

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matter communicated below is a matter arising from the current period audit of the consolidated financial statements that was communicated or required to be communicated to the audit committee and that (i) relates to accounts or disclosures that are material to the consolidated financial statements and (ii) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matter below, providing a separate opinion on the critical audit matter or on the accounts or disclosures to which it relates.

Valuation of market risk benefits

As described in Notes 2 and 12 to the consolidated financial statements, market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach, dependent upon the fee structure of the contract. The significant assumptions used by management to develop the fair value measurements of market risk benefits include utilization of guaranteed withdrawals, surrender rate, market volatility, nonperformance risk and mortality rate. As of December 31, 2024, the market risk benefits asset was $2,182 million and the market risk benefits liability was $1,263 million.

The principal considerations for our determination that performing procedures relating to the valuation of market risk benefits is a critical audit matter are (i) the significant judgment by management when developing the fair value estimate of the market risk benefits, (ii) a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence related to management’s significant assumptions related to utilization of guaranteed withdrawals, surrender rate, market volatility, nonperformance risk and mortality rate (collectively, the significant market risk benefit assumptions), and (iii) the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to market risk benefits, including controls over the reasonableness of the significant market risk benefit assumptions. These procedures also included, among others, (i) evaluating management’s process for developing the fair value estimate of the market risk benefits, (ii) testing, on a sample basis, the completeness and accuracy of data used in the estimate, and (iii) the involvement of professionals with specialized skill and knowledge to assist in evaluating the reasonableness of the significant market risk benefit assumptions based on industry knowledge and data as well as historical Company data and experience, and the continued appropriateness of unchanged assumptions.

/s/ PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2025

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2024	2023
Assets
Investments:
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2024, $23,127; 2023, $19,871; allowance for credit losses: 2024, $1; 2023, $2)	$22,259	$19,374
Mortgage loans, at amortized cost (allowance for credit losses: 2024, $10; 2023, $10)	1,797	1,725
Policy loans	982	912
Other investments (allowance for credit losses: 2024, nil; 2023, nil)	115	165
Total investments	25,153	22,176
Investments of consolidated investment entities, at fair value	2,387	2,099
Cash and cash equivalents	2,483	2,598
Cash of consolidated investment entities, at fair value	373	87
Market risk benefits	2,182	1,427
Reinsurance recoverables (allowance for credit losses: 2024, $20; 2023, $27)	4,046	4,284
Receivables	6,042	6,702
Receivables of consolidated investment entities, at fair value	31	28
Accrued investment income	216	176
Deferred acquisition costs	2,661	2,696
Other assets	10,482	6,977
Other assets of consolidated investment entities, at fair value	2	1
Separate account assets	75,576	74,634
Total assets	$131,634	$123,885

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$41,863	$37,535
Market risk benefits	1,263	1,762
Short-term borrowings	201	201
Long-term debt	500	500
Debt of consolidated investment entities, at fair value	2,429	2,155
Other liabilities	8,298	5,896
Other liabilities of consolidated investment entities, at fair value	314	45
Separate account liabilities	75,576	74,634
Total liabilities	130,444	122,728
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,466
Accumulated deficit	(400)	(618)
Accumulated other comprehensive income (loss), net of tax	(879)	(694)
Total shareholder’s equity	1,190	1,157
Total liabilities and shareholder’s equity	$131,634	$123,885

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2024	2023	2022
Revenues
Premiums	$472	$448	$306
Net investment income	1,546	1,304	827
Policy and contract charges	2,060	2,020	2,078
Other revenues	578	590	644
Net realized investment gains (losses)	(81)	(70)	(100)
Total revenues	4,575	4,292	3,755

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,299	1,348	236
Interest credited to fixed accounts	616	654	665
Remeasurement (gains) losses of future policy benefit reserves	(44)	(20)	1
Change in fair value of market risk benefits	628	798	311
Amortization of deferred acquisition costs	234	239	241
Interest and debt expense	192	192	108
Other insurance and operating expenses	729	697	682
Total benefits and expenses	3,654	3,908	2,244
Pretax income (loss)	921	384	1,511
Income tax provision (benefit)	103	(10)	209
Net income	$818	$394	$1,302

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2024	2023	2022

Net income	$818	$394	$1,302
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(276)	509	(2,035)
Effect of changes in discount rate assumptions on certain long-duration contracts	153	(54)	861
Effect of changes in instrument-specific credit risk on market risk benefits	(62)	(65)	407
Total other comprehensive income (loss), net of tax	(185)	390	(767)
Total comprehensive income (loss)	$633	$784	$535

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2022	$3	$2,466	$(1,114)	$(317)	$1,038
Net income	—	—	1,302	—	1,302
Other comprehensive loss, net of tax	—	—	—	(767)	(767)
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)

Balances at December 31, 2022	3	2,466	(412)	(1,084)	973
Net income	—	—	394	—	394
Other comprehensive income, net of tax	—	—	—	390	390
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)

Balances at December 31, 2023	3	2,466	(618)	(694)	1,157
Net income	—	—	818	—	818
Other comprehensive loss, net of tax	—	—	—	(185)	(185)
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)
Balances at December 31, 2024	$3	$2,466	$(400)	$(879)	$1,190

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2024	2023	2022
Cash Flows from Operating Activities
Net income	$818	$394	$1,302
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	(195)	(205)	(201)
Deferred income tax (benefit) expense	404	100	154
Contractholder and policyholder charges, non-cash	(407)	(403)	(395)
Loss from equity method investments	28	26	48
Net realized investment (gains) losses	12	46	(3)
Impairments and provision for loan losses	(1)	(20)	91
Net losses (gains) of consolidated investment entities	(13)	23	17
Changes in operating assets and liabilities:
Deferred acquisition costs	35	63	62
Policyholder account balances, future policy benefits and claims, and market risk benefits, net	4,238	3,474	1,013
Derivatives, net of collateral	(1,669)	(666)	311
Reinsurance recoverables	89	100	84
Receivables	291	333	279
Accrued investment income	(40)	(31)	(21)
Current income tax, net	(15)	(323)	72
Other operating assets and liabilities of consolidated investment entities	1	(5)	2
Other, net	92	134	136
Net cash provided by (used in) operating activities	3,668	3,040	2,951

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	1,106	617	1,309
Maturities, sinking fund payments and calls	1,775	963	1,563
Purchases	(6,039)	(4,187)	(5,600)
Proceeds from sales, maturities and repayments of mortgage loans	123	118	141
Funding of mortgage loans	(196)	(74)	(124)
Proceeds from sales and collections of other investments	34	29	24
Purchase of other investments	(14)	(15)	(46)
Purchase of investments by consolidated investment entities	(1,125)	(427)	(961)
Proceeds from sales, maturities and repayments of investments by consolidated investment entities	1,117	643	615
Purchase of equipment and software	(10)	(10)	(13)
Change in policy loans, net	(70)	(65)	(13)
Cash paid for deposit receivable	(33)	(39)	(45)
Cash received for deposit receivable	592	774	550
Advance on line of credit to Ameriprise Financial, Inc.	(450)	(850)	(1,034)
Repayment from Ameriprise Financial, Inc. on line of credit	450	850	1,034
Cash paid for written options with deferred premiums	(57)	(59)	(619)
Cash received from written options with deferred premiums	22	43	204
Other, net	(1)	25	21
Net cash provided by (used in) investing activities	(2,776)	(1,664)	(2,994)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	1,470	1,476	1,169
Net transfers from (to) separate accounts	(176)	(132)	(162)
Surrenders and other benefits	(1,765)	(2,102)	(1,459)
Proceeds from line of credit with Ameriprise Financial, Inc.	3	—	—
Payments on line of credit with Ameriprise Financial, Inc.	(3)	—	—
Cash paid for purchased options with deferred premiums	(148)	(53)	(197)
Cash received for purchased options with deferred premiums	229	251	378
Borrowings by consolidated investment entities	1,273	—	341
Repayments of debt by consolidated investment entities	(1,004)	(275)	(4)
Cash dividends to Ameriprise Financial, Inc.	(600)	(600)	(600)
Net cash provided by (used in) financing activities	(721)	(1,435)	(534)
Net increase (decrease) in cash and cash equivalents	171	(59)	(577)
Cash and cash equivalents at beginning of period	2,685	2,744	3,321
Cash and cash equivalents at end of period	$2,856	$2,685	$2,744

Supplemental Disclosures:
Income taxes paid (received), net	$(286)	$215	$(17)
Interest paid excluding consolidated investment entities	38	28	3
Interest paid by consolidated investment entities	176	177	75

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”) and Columbia Cent CLO Advisors, LLC (“Columbia Cent”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments. Columbia Cent provides asset management services to collateralized loan obligations (“CLOs”).

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest and variable interest entities (“VIEs”) in which it is the primary beneficiary (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 16.

The Company evaluated events or transactions that occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s operations constitute a single operating segment, and therefore a single reportable segment, as the chief operating decision maker (“CODM”) manages the business activities using information of the Company as a whole. As its CODM, the Company’s Chairman and President utilizes the Consolidated Statements of Income and its net income metric to allocate resources and assess performance of the Company. The accounting policies used to measure the profit and loss of the segment are the same as those described in Note 2.

The Company’s principal products are variable annuities, structured variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add an optional guaranteed minimum death benefit (“GMDB”) rider to their contract.

The Company also offers payout annuities, term life insurance and disability income (“DI”) insurance.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for using the measurement alternative method when the Company owns less than a 20% voting interest and does not exercise significant influence. Under the measurement alternative, the investment is recorded at the cost basis, less impairments, if any, plus or minus observable price changes of identical or similar investments of the same issuer.

RiverSource Life Insurance Company

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb potential significant losses of the VIE or the right to receive potential significant benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The consolidation guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, valuation of derivative instruments, litigation reserves, future policy benefits, market risk benefits, and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) (“AOCI”), net of impacts to benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (i.e., made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (loss) (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to Net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed

RiverSource Life Insurance Company

securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are generally placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Financing receivables are comprised of commercial loans, policy loans, and deposit receivables.

Commercial Loans

Commercial loans include commercial mortgage loans and syndicated loans and are recorded at amortized cost less the allowance for credit losses. Commercial mortgage loans are recorded within Mortgage loans and syndicated loans are recorded within Other investments. Commercial mortgage loans are loans on commercial properties that are originated by the Company. Syndicated loans represent the Company’s investment in loan syndications originated by unrelated third parties.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on commercial mortgage loans and syndicated loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

Deposit Receivables

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability related to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits made and any related embedded derivatives are included in Receivables. As amounts are received, consistent with the underlying contracts, deposit receivables are adjusted. Deposit receivables are accreted using the interest method and the accretion is reported in Other revenues.

See Note 7 for additional information on financing receivables.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased. The methods and information used to develop the allowance for credit losses for each class of financing receivable are discussed below.

Commercial Loans

The allowance for credit losses for commercial mortgage loans and syndicated loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data for each type of commercial loan is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on commercial mortgage loans and syndicated loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation

RiverSource Life Insurance Company

is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Deposit Receivables

The allowance for credit losses is calculated on an individual reinsurer basis. Deposit receivables are collateralized by underlying trust arrangements. Management evaluates the terms of the reinsurance and trust agreements, the nature of the underlying assets, and the potential for changes in the collateral value when considering the need for an allowance for credit losses.

Nonaccrual Loans

Commercial mortgage loans and syndicated loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for commercial mortgage loans and syndicated loans.

Loan Modifications

A loan is modified when the Company makes certain concessionary modifications to contractual terms such as principal forgiveness, interest rate reductions, other-than-insignificant payment delays, and/or term extensions in an attempt to make the loan more affordable to a borrower experiencing financial difficulties. Generally, performance prior to the modification or significant events that coincide with the modification are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the modification or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the commercial mortgage loan or syndicated loan is uncollectible. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. Factors used by the Company to determine whether all amounts due on syndicated loans will be collected, include but are not limited to the borrower’s financial condition, industry outlook, and internal risk ratings based on rating agency data and internal analyst expectations.

If it is determined that foreclosure on a commercial mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated costs to sell, if applicable. Upon foreclosure, the commercial mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums paid for traditional life, long term care (“LTC”) and DI insurance and life contingent payout annuities, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset and amortized based on estimated gross profits (“EGPs”) over the period the reinsurance policies are in force. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the

RiverSource Life Insurance Company

Company’s data. Such differences include that the Company has no actual history of significant losses and that industry data may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. In addition, the Company has a reinsurance protection agreement that provides credit protections for its reinsured LTC business. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed software are carried at cost less accumulated depreciation or amortization and are reflected within Other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 39 years.

As of December 31, 2024 and 2023, land, buildings, equipment and software were $113 million and $117 million, net of accumulated depreciation of $258 million and $244 million as of December 31, 2024 and 2023, respectively. Depreciation and amortization expense for the years ended December 31, 2024, 2023 and 2022 was $14 million, $15 million and $13 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of Net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of indexed annuity, structured variable annuity and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum withdrawal benefits (“GMWB”) provisions accounted for as market risk benefits.

RiverSource Life Insurance Company

See Note 14 for information regarding the Company’s fair value measurement of derivative instruments and Note 18 for the impact of derivatives on the Consolidated Statements of Income.

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Guarantees accounted for as market risk benefits include GMDB, guaranteed minimum income benefit (“GMIB”), GMWB and GMAB. If a contract contains multiple market risk benefits, those market risk benefits are bundled together as a single compound market risk benefit.

Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. Changes in fair value are recognized in net income each period with the exception of the portion of the change in fair value due to a change in the instrument-specific credit risk, which is recognized in OCI.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial’s advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The deferred acquisition costs (“DAC”) associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as write-offs. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, and variable annuity benefit utilization each quarter and, when assessed independently, each could impact the Company’s DAC balances. Unamortized DAC is reduced for actual experience in excess of expected experience.

The analysis of DAC balances and the corresponding amortization considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DAC is amortized on a constant-level basis for the grouped contracts over the expected contract term to approximate straight-line amortization. Contracts are grouped by contract type and issue year into cohorts consistent with the grouping used in estimating the associated liability for future policy benefits. DAC related to all long-duration product types (except for life contingent payout annuities) is grouped on a calendar-year annual basis for each legal entity. Further disaggregation is reported for any contracts that include an additional liability for death or other insurance benefit. DAC related to life contingent payout annuities is grouped on a calendar-year annual basis for each legal entity for policies issued prior to 2021 and on a quarterly basis for each legal entity thereafter.

DAC related to annuity products (including variable deferred annuities, structured variable annuities, fixed deferred annuities, and life contingent payout annuities) is amortized based on initial premium. DAC related to life insurance products (including UL insurance, VUL insurance, IUL insurance, term life insurance, and whole life insurance) is amortized based on original specified amount (i.e., face amount). DAC related to DI insurance is amortized based on original monthly benefit.

The accounting contract term for annuity products (except for life contingent payout annuities) is the projected accumulation period. Life contingent payout annuities are amortized over the period which annuity payments are expected to be paid. The accounting contract term for life insurance products is the projected life of the contract. DI insurance is amortized over the projected life of the contract, including the claim paying period.

Deferred Sales Inducement Costs

Deferred sales inducements are contract features that are intended to attract new customers or to persuade existing customers to keep their current policy. Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized on a constant level basis using the same methodology and assumptions used to amortize DAC. Deferred sales inducement costs (“DSIC”) is recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Company

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of, and Separate account liabilities represent the obligation to, the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable and structured variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products and life contingent payout annuity products.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, non-life contingent payout annuities, liabilities for guaranteed benefits associated with variable annuities (including structured variable annuities), and embedded derivatives for structured variable annuities, indexed annuities and IUL products.

Liabilities for fixed account values on variable annuities, structured variable annuities, fixed deferred annuities, and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges. The liability for non-life contingent payout annuities is recognized as the present value of future payments using the effective yield at inception of the contract.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined at the reporting date by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees. Liabilities for fixed deferred indexed annuity, structured variable annuity and IUL products are equal to the accumulation of host contract values, guaranteed benefits, and the fair value of embedded derivatives.

See Note 12 for information regarding variable annuity guarantees.

Embedded Derivatives

The fair value of embedded derivatives related to structured variable annuities, indexed annuities and IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is recorded in Policyholder account balances, future policy benefits and claims. See Note 14 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include cash flows related to unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI, LTC, and life contingent payout annuity policies as claims are incurred in the future. The claim liability (also referred to as disabled life reserve) is presented together as one liability for future policy benefits.

A liability for future policy benefits, which is the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, is accrued as premium revenue is recognized. Expected insurance benefits are accrued over the life of the contract in proportion to premium revenue recognized (referred to as the net premium approach). The net premium ratio reflects cash flows from contract inception to contract termination (i.e., through the claim paying period) and cannot exceed 100%.

Assumptions utilized in the net premium approach, including mortality, morbidity, and terminations, are reviewed as part of experience studies at least annually or more frequently if suggested by evidence. Expense assumptions and actual expenses are updated within the net premium calculation consistent with other policyholder assumptions.

The updated cash flows used in the calculation are discounted using a forward rate curve. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates are locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates are locked in quarterly at the end of each quarter based on the average of the three months for the quarter.

RiverSource Life Insurance Company

The liability for future policy benefits will be updated for actual experience at least on an annual basis and concurrent with changes to cash flow assumptions. When net premiums are updated for cash flow changes, the estimated cash flows over the entire life of a group of contracts are updated using historical experience and updated future cash flow assumptions.

The revised net premiums are used to calculate an updated liability for future policy benefits as of the beginning of the reporting period, discounted at the original locked in rate (i.e., contract issuance rate). The updated liability for future policy benefits as of the beginning of the reporting period is then compared with the carrying amount of the liability as of that date prior to updating cash flow assumptions to determine the current period remeasurement gain or loss reflected in current period earnings. The revised net premiums are then applied as of the beginning of the quarter to calculate the benefit expense for the current reporting period.

The difference between the updated carrying amount of the liability for future policy benefits measured using the current discount rate assumption and the original discount rate assumption is recognized in OCI. The interest accretion rate remains the original discount rate used at contract issue date.

If the updating of cash flow assumptions results in the present value of future benefits and expenses exceeding the present value of future gross premiums, a charge to net income is recorded for the current reporting period such that net premiums are set equal to gross premiums. In subsequent periods, the liability for future policy benefits is accrued with net premiums set equal to gross premiums.

Contracts (except for life contingent payout annuities sold subsequent to December 31, 2020) are grouped into cohorts by contract type and issue year, as well as by legal entity and reportable segment. Life contingent payout annuities sold in periods beginning in 2021 are grouped into quarterly cohorts.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Deferred Profit Liability

For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a deferred profit liability (“DPL”). Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.

The DPL is amortized and recognized as premium revenue in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as either a charge or credit to premium revenue.

DPL is recorded in Policyholder account balances, future policy benefits and claims and included as a reconciling item within Note 10.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using the same assumptions and factors used to amortize DAC. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. The controlled group for which the Company is a member is an applicable corporation with regard to the corporate alternative minimum tax (“CAMT”) and is therefore required to compute the CAMT. In accordance with the tax sharing agreement, Ameriprise Financial will be liable for any CAMT liability and expense.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

RiverSource Life Insurance Company

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 20 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and life contingent payout annuities are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are generally calculated as a percentage of the fair value of assets held in separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges and cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed. These fees and charges are recorded in Policy and contract charges.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3. RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Segment Reporting — Improvements to Reportable Segment Disclosures

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Improvements to Reportable Segment Disclosures, updating reportable segment disclosure requirements in accordance with Topic 280, Segment Reporting (“Topic 280”), primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss and contain other disclosure requirements. The amendments also expand Topic 280 disclosures to public entities with one reportable segment. The amendments are effective for annual periods beginning after December 15, 2023, and interim periods beginning after December 15, 2024. The Company adopted the standard on January 1, 2024. The adoption of the standard did not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

Future Adoption of New Accounting Standards

Income Taxes — Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, updating the accounting standards related to income tax disclosures, primarily focused on the disaggregation of income taxes paid and the rate reconciliation table. The standard is to be applied prospectively with an option for retrospective application and is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is assessing changes to the income tax-related disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

RiverSource Life Insurance Company

Expenses — Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, requiring public business entities to disclose disaggregated information about certain income statement expense line items. The disaggregated disclosures are required to be in the footnotes to the consolidated financial statements on an annual and interim basis. The standard is to be applied prospectively, with an option for retrospective application and is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is assessing changes to footnote disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

4. REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Consolidated Statements of Income:

	Years Ended December 31,
(in millions)	2024	2023	2022
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$158	$152	$164
Unaffiliated	16	14	14
Total	174	166	178
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	41	39	42
Unaffiliated	19	17	18
	60	56	60
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	320	307	334
Unaffiliated	5	4	4
	325	311	338
Total	385	367	398
Total revenue from contracts with customers	559	533	576
Revenue from other sources(1)	4,016	3,759	3,179
Total revenues	$4,575	$4,292	$3,755

(1)	Amounts primarily consist of revenue associated with insurance and annuity products and investment income from financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The

RiverSource Life Insurance Company

affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $50 million and $49 million as of December 31, 2024 and 2023, respectively.

5. VARIABLE INTEREST ENTITIES

The Company provides asset management services to CLOs which are considered to be VIEs that are sponsored by the Company. In addition, the Company invests in structured investments other than CLOs and certain affordable housing partnerships which are considered VIEs. The Company consolidates the CLOs if the Company is deemed to be the primary beneficiary. The Company has no obligation to provide financial or other support to the non-consolidated VIEs beyond its initial investment and existing future funding commitments, and the Company has not provided any additional support to these entities. The Company has unfunded commitments related to consolidated CLOs of $2 million and $24 million as of December 31, 2024 and 2023, respectively.

See Note 2 for further discussion of the Company’s accounting policy on consolidation.

Structured Investments

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities.

Additionally, the Company invests in CLOs for which it is the sponsor. CLOs are asset backed financing entities collateralized by a pool of assets, primarily syndicated loans and, to a lesser extent, high-yield bonds. Multiple tranches of debt securities are issued by a CLO, offering investors various maturity and credit risk characteristics. The debt securities issued by the CLOs are non-recourse to the Company. The CLO’s debt holders have recourse only to the assets of the CLO. The assets of the CLOs cannot be used by the Company. Scheduled debt payments are based on the performance of the CLO’s collateral pool. The Company earns management fees from the CLOs based on the value of the CLO’s collateral pool and, in certain instances, may also receive incentive fees. The fee arrangement is at market and commensurate with the level of effort required to provide those services. The Company has invested in a portion of the unrated, junior subordinated notes and highly rated senior notes of certain CLOs. The Company consolidates certain CLOs where it is the primary beneficiary.

The Company’s maximum exposure to loss with respect to structured investments and non-consolidated CLOs is limited to its amortized cost. The Company classifies these investments as Available-for-Sale securities. See Note 6 for additional information on these investments.

Affordable Housing Partnerships and Other Real Estate Partnerships

The Company is a limited partner in affordable housing partnerships that qualify for government-sponsored low income housing tax credit programs and partnerships that invest in multi-family residential properties that were originally developed with an affordable housing component. The Company has determined it is not the primary beneficiary and therefore does not consolidate these partnerships.

A majority of the limited partnerships are VIEs. The Company’s maximum exposure to loss as a result of its investment in the VIEs is limited to the carrying value. The carrying value is reflected in Other investments and was $46 million and $70 million as of December 31, 2024 and 2023, respectively. The Company’s liability related to original purchase commitments not yet remitted to the VIEs was not material as of December 31, 2024 and 2023, respectively. The Company has not provided any additional support and is not contractually obligated to provide additional support to the VIEs beyond the funding commitments.

Fair Value of Assets and Liabilities

The Company categorizes its fair value measurements according to a three-level hierarchy. See Note 14 for the definition of the three levels of the fair value hierarchy.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities held by consolidated investment entities measured at fair value on a recurring basis:

	December 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$50	$—	$50
Common stocks	—	2	1	3
Syndicated loans	—	2,216	118	2,334
Total investments	—	2,268	119	2,387
Receivables	—	31	—	31
Other assets	—	2	—	2
Total assets at fair value	$—	$2,301	$119	$2,420
Liabilities
Debt(1)	$—	$2,429	$—	$2,429
Other liabilities	—	314	—	314
Total liabilities at fair value	$—	$2,743	$—	$2,743

	December 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$40	$—	$40
Common stocks	—	5	—	5
Syndicated loans	—	1,991	63	2,054
Total investments	—	2,036	63	2,099
Receivables	—	28	—	28
Other assets	—	1	—	1
Total assets at fair value	$—	$2,065	$63	$2,128
Liabilities
Debt(1)	$—	$2,155	$—	$2,155
Other liabilities	—	45	—	45
Total liabilities at fair value	$—	$2,200	$—	$2,200

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.4 billion and $2.1 billion as of December 31, 2024 and 2023, respectively.

The following tables provide a summary of changes in Level 3 assets held by consolidated investment entities measured at fair value on a recurring basis:

(in millions)	Common Stocks		Syndicated Loans
Balance at January 1, 2024	$—		$63
Total gains (losses) included in:
Net income	(1	)(1)	(7	)(1)
Purchases	—		168
Sales	(1)		—
Settlements	—		(5)
Transfers into Level 3	4		103
Transfers out of Level 3	(1)		(204)
Balance at December 31, 2024	$1		$118
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2024	$—	(1)	$—	(1)

RiverSource Life Insurance Company

(in millions)	Syndicated Loans		Other Assets
Balance at January 1, 2023	$125		$1
Total gains (losses) included in:
Net income	(4	)(1)	—
Purchases	45		—
Sales	(10)		—
Settlements	(16)		—
Transfers into Level 3	122		—
Transfers out of Level 3	(199)		(1)
Balance at December 31, 2023	$63		$—
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2023	$(1	)(1)	$—

(in millions)	Common Stocks	Syndicated Loans		Other Assets
Balance at January 1, 2022	$—	$64		$3
Total gains (losses) included in:
Net income	—	(11	)(1)	—
Purchases	—	69		—
Sales	—	(4)		—
Settlements	—	(8)		—
Transfers into Level 3	2	218		1
Transfers out of Level 3	(2)	(203)		(3)
Balance at December 31, 2022	$—	$125		$1
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2022	$—	$(10	)(1)	$—

(1)	Included in Net investment income.

Securities and loans transferred from Level 3 primarily represent assets with fair values that are now obtained from a third-party pricing service with observable inputs or priced in active markets. Securities and loans transferred to Level 3 represent assets with fair values that are now based on a single non-binding broker quote.

All Level 3 measurements as of December 31, 2024 and 2023 were obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Determination of Fair Value

Assets

Investments

The fair value of syndicated loans obtained from third-party pricing services using a market approach with observable inputs is classified as Level 2. The fair value of syndicated loans obtained from third-party pricing services with a single non-binding broker quote as the underlying valuation source is classified as Level 3. The underlying inputs used in non-binding broker quotes are not readily available to the Company. See Note 14 for a description of the Company’s determination of the fair value of corporate debt securities, common stocks and other investments.

Receivables

For receivables of the consolidated CLOs, the carrying value approximates fair value as the nature of these assets has historically been short-term and the receivables have been collectible. The fair value of these receivables is classified as Level 2.

Liabilities

Debt

The fair value of the CLOs’ assets, typically syndicated bank loans, is more observable than the fair value of the CLOs’ debt tranches for which market activity is limited and less transparent. As a result, the fair value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets and is classified as Level 2.

Other Liabilities

Other liabilities consist primarily of securities purchased but not yet settled by consolidated CLOs. The carrying value approximates fair value as the nature of these liabilities has historically been short-term. The fair value of these liabilities is classified as Level 2. Other liabilities also include accrued interest on CLO debt.

RiverSource Life Insurance Company

Fair Value Option

The Company has elected the fair value option for the financial assets and liabilities of the consolidated CLOs. Management believes that the use of the fair value option better matches the changes in fair value of assets and liabilities related to the CLOs.

The following table presents the fair value and unpaid principal balance of loans and debt for which the fair value option has been elected:

	December 31,
(in millions)	2024	2023
Syndicated loans
Unpaid principal balance	$2,406	$2,190
Excess unpaid principal over fair value	(72)	(136)
Fair value	$2,334	$2,054
Fair value of loans more than 90 days past due	$1	$—
Fair value of loans in nonaccrual status	1	13
Difference between fair value and unpaid principal of loans more than 90 days past due, loans in nonaccrual status or both	5	40
Debt
Unpaid principal balance	$2,633	$2,362
Excess unpaid principal over fair value	(204)	(207)
Carrying value(1)	$2,429	$2,155

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.4 billion and $2.1 billion as of December 31, 2024 and 2023, respectively.

During 2024, the Company launched two new CLOs that issued debt of $816 million in total.

Interest income from syndicated loans, bonds and structured investments is recorded based on contractual rates in Net investment income. Gains and losses related to changes in the fair value of investments are recorded in Net investment income and gains and losses on sales of investments are recorded in Net realized investment gains (losses). Interest expense on debt is recorded in Interest and debt expense with gains and losses related to changes in the fair value of debt recorded in Net investment income.

Total net gains (losses) recognized in Net investment income related to the changes in fair value of investments the Company owns in the consolidated CLOs where it has elected the fair value option and collateralized financing entity accounting were immaterial for the years ended December 31, 2024, 2023 and 2022.

Debt of the consolidated investment entities and the stated interest rates were as follows:

	Carrying Value		Weighted Average Interest Rate
	December 31,		December 31,
(in millions)	2024	2023	2024	2023
Debt of consolidated CLOs due 2030-2038	$2,429	$2,155	5.9%	6.6%

The debt of the consolidated CLOs has both fixed and floating interest rates, which range from nil to 14.8%. The interest rates on the debt of CLOs are weighted average rates based on the outstanding principal and contractual interest rates.

6. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2024
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$13,803	$199	$(709)	$—	$13,293
Residential mortgage backed securities	4,302	15	(278)	—	4,039
Commercial mortgage backed securities	2,211	3	(114)	—	2,100
State and municipal obligations	627	29	(19)	(1)	636
Asset backed securities	2,176	15	(8)	—	2,183
Foreign government bonds and obligations	7	—	—	—	7
U.S. government and agency obligations	1	—	—	—	1
Total	$23,127	$261	$(1,128)	$(1)	$22,259

RiverSource Life Insurance Company

	December 31, 2023
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$10,828	$405	$(497)	$(1)	$10,735
Residential mortgage backed securities	3,886	20	(264)	—	3,642
Commercial mortgage backed securities	2,784	6	(193)	—	2,597
State and municipal obligations	717	61	(19)	(1)	758
Asset backed securities	1,545	7	(21)	—	1,531
Foreign government bonds and obligations	12	—	—	—	12
U.S. government and agency obligations	99	—	—	—	99
Total	$19,871	$499	$(994)	$(2)	$19,374

As of December 31, 2024 and 2023, accrued interest of $208 million and $168 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2024 and 2023, fixed maturity securities comprised approximately 88% and 87%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2024 and 2023, $497 million and $265 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2024			December 31, 2023
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$4,416	$4,284	19%	$4,558	$4,337	22%
AA	4,455	4,256	19	3,961	3,799	20
A	2,689	2,650	12	2,213	2,279	12
BBB	11,279	10,786	49	8,813	8,633	44
Below investment grade	288	283	1	326	326	2
Total fixed maturities	$23,127	$22,259	100%	$19,871	$19,374	100%

As of December 31, 2024 and 2023, approximately 55% and 61%, respectively, of securities rated AA were GNMA, FNMA and FHLMC mortgage backed securities. As of December 31, 2024, the Company had holdings in Ameriprise Advisor Financing 2, LLC (“AAF 2”), an affiliate of the Company, totaling $567 million that was 48% of the Company’s total shareholder’s equity. During June of 2024, the Company invested $310 million in new asset backed securities issued by Ameriprise Installment Financing, LLC. The asset backed securities are collateralized by a portfolio of loans issued to advisors affiliated with AFS, an affiliated broker dealer. As of December 31, 2024, the fair value of these asset backed securities was $312 million which represents 26% of the Company’s total shareholder’s equity. Also, the Company had an additional 47 issuers with holdings totaling $8.7 billion that individually were between 10% and 27% of the Company’s total shareholder’s equity as of December 31, 2024. As of December 31, 2023, the Company had holdings in AAF 2 totaling $554 million that was 48% of the Company’s total shareholder’s equity. Also, the Company had an additional 34 issuers with holdings totaling $5.8 billion that individually were between 10% and 23% of the Company’s total shareholder’s equity as of December 31, 2023. There were no other holdings of any other issuer greater than 10% of the Company’s total shareholder’s equity as of December 31, 2024 and 2023.

RiverSource Life Insurance Company

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2024
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	275	$5,272	$(177)	277	$3,975	$(532)	552	$9,247	$(709)
Residential mortgage backed securities	75	1,245	(25)	189	1,633	(253)	264	2,878	(278)
Commercial mortgage backed securities	16	265	(5)	166	1,589	(109)	182	1,854	(114)
State and municipal obligations	20	56	(2)	44	133	(17)	64	189	(19)
Asset backed securities	6	57	(1)	15	73	(7)	21	130	(8)
Foreign government bonds and obligations	—	—	—	2	6	—	2	6	—
Total	392	$6,895	$(210)	693	$7,409	$(918)	1,085	$14,304	$(1,128)

	December 31, 2023
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	43	$410	$(8)	340	$4,735	$(489)	383	$5,145	$(497)
Residential mortgage backed securities	30	389	(4)	204	2,114	(260)	234	2,503	(264)
Commercial mortgage backed securities	20	264	(4)	196	2,062	(189)	216	2,326	(193)
State and municipal obligations	5	29	(1)	47	137	(18)	52	166	(19)
Asset backed securities	5	102	—	32	684	(21)	37	786	(21)
U.S. government and agency obligations	1	—	—	—	—	—	1	—	—
Foreign government bonds and obligations	—	—	—	2	6	—	2	6	—
Total	104	$1,194	$(17)	821	$9,738	$(977)	925	$10,932	$(994)

As part of the Company’s ongoing monitoring process, management determined that the increase in gross unrealized loss on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2024 is primarily attributable to higher interest rates. The Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2024 and 2023, approximately 96% and 94%, respectively, of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in millions)	Corporate Debt Securities	State and Municipal Obligations	Total
Balance at January 1, 2022	$—	$1	$1
Additions for which credit losses were not previously recorded	20	—	20
Additional increases (decreases) on securities that had an allowance recorded in a previous period	—	1	1
Balance at December 31, 2022	20	2	22
Additions for which credit losses were not previously recorded	1	—	1
Reductions for securities sold during the period (realized)	(20)	(1)	(21)
Balance at December 31, 2023	1	1	2
Reductions for securities sold during the period (realized)	(1)	—	(1)
Balance at December 31, 2024	$—	$1	$1

RiverSource Life Insurance Company

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Gross realized investment gains	$34	$11	$28
Gross realized investment losses	(46)	(57)	(25)
Credit reversals (losses)	1	20	(21)
Other impairments	—	(1)	(70)
Total	$(11)	$(27)	$(88)

Credit losses recorded during the year ended December 31, 2022 and subsequently reversed due to sale of the security during the year ended December 31, 2023 relate to a corporate debt security in the communications industry. Other impairments for the years ended December 31, 2023 and 2022 related to Available-for-Sale securities which the Company intended to sell.

See Note 19 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2024 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$296	$294
Due after one year through five years	2,362	2,300
Due after five years through 10 years	5,507	5,216
Due after 10 years	6,273	6,127
	14,438	13,937
Residential mortgage backed securities	4,302	4,039
Commercial mortgage backed securities	2,211	2,100
Asset backed securities	2,176	2,183
Total	$23,127	$22,259

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of Net investment income:

	Years Ended December 31,
(in millions)	2024	2023	2022
Fixed maturities	$1,026	$830	$615
Mortgage loans	73	69	73
Other investments	473	431	159
	1,572	1,330	847
Less: investment expenses	26	26	20
Total	$1,546	$1,304	$827

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Fixed maturities	$(11)	$(27)	$(88)
Mortgage loans	(1)	1	(1)
Other investments	(69)	(44)	(11)
Total	$(81)	$(70)	$(100)

7. FINANCING RECEIVABLES

Financing receivables are comprised of commercial loans, policy loans and deposit receivables. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

RiverSource Life Insurance Company

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses:

(in millions)	Commercial Loans
Balance at January 1, 2022	$12
Provisions	1
Charge-offs	(2)
Balance at December 31, 2022	11
Provisions	(1)
Balance at December 31, 2023	10
Provisions	—
Balance at December 31, 2024	$10

As of December 31, 2024 and 2023, accrued interest on commercial loans was $17 million and $15 million, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of commercial loans.

Purchases and Sales

During the years ended December 31, 2024, 2023 and 2022, the Company purchased $3 million, $1 million and $42 million, respectively, of syndicated loans, and sold $2 million, $1 million and nil, respectively, of syndicated loans.

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

Credit Quality Information

There were no nonperforming loans as of both December 31, 2024 and 2023. All loans were considered to be performing.

Commercial Loans

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review.

Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. Commercial mortgage loans which management has assigned its highest risk rating were less than 1% of total commercial mortgage loans as of both December 31, 2024 and 2023. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. There were no commercial mortgage loans past due as of both December 31, 2024 and 2023.

The tables below present the amortized cost basis of commercial mortgage loans by year of origination and loan-to-value ratio:

	December 31, 2024
Loan-to-Value Ratio (in millions)	2024	2023	2022	2021	2020	Prior	Total
> 100%	$—	$—	$—	$—	$—	$15	$15
80% - 100%	—	—	—	—	10	48	58
60% - 80%	83	39	13	9	6	121	271
40% - 60%	87	22	39	67	37	338	590
< 40%	13	7	47	94	46	666	873
Total	$183	$68	$99	$170	$99	$1,188	$1,807

	December 31, 2023
Loan-to-Value Ratio (in millions)	2023	2022	2021	2020	2019	Prior	Total
> 100%	$—	$—	$—	$—	$2	$20	$22
80% - 100%	—	—	—	2	11	49	62
60% - 80%	55	26	6	14	40	102	243
40% - 60%	7	46	129	49	65	343	639
< 40%	7	31	43	37	71	580	769
Total	$69	$103	$178	$102	$189	$1,094	$1,735

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type. For the year ended December 31, 2024, write-offs of commercial mortgage loans were not material.

RiverSource Life Insurance Company

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31,		December 31,
(in millions)	2024	2023	2024	2023
East North Central	$177	$180	10%	10%
East South Central	40	47	2	3
Middle Atlantic	118	97	7	6
Mountain	149	130	8	8
New England	24	21	1	1
Pacific	602	595	33	34
South Atlantic	477	452	26	26
West North Central	117	105	7	6
West South Central	103	108	6	6
Total	$1,807	$1,735	100%	100%

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31,		December 31,
(in millions)	2024	2023	2024	2023
Apartments	$494	$454	27%	26%
Hotel	33	13	2	1
Industrial	337	293	19	17
Mixed use	58	54	3	3
Office	208	230	12	13
Retail	533	546	29	32
Other	144	145	8	8
Total	$1,807	$1,735	100%	100%

Syndicated Loans

The investment in syndicated loans as of December 31, 2024 and 2023 was $36 million and $57 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. There were no syndicated loans past due as of both December 31, 2024 and 2023. The Company assigns an internal risk rating to each syndicated loan in its portfolio ranging from 1 through 5, with 5 reflecting the lowest quality. For the year ended December 31, 2024, write-offs of syndicated loans were not material.

The tables below present the amortized cost basis of syndicated loans by origination year and internal risk rating:

	December 31, 2024
Internal Risk Rating (in millions)	2024	2023	2022	2021	2020	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	—	—	—	4	—	—	4
Risk 2	10	1	—	1	—	5	17
Risk 1	11	1	—	2	1	—	15
Total	$21	$2	$—	$7	$1	$5	$36

	December 31, 2023
Internal Risk Rating (in millions)	2023	2022	2021	2020	2019	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	—	—	7	—	1	1	9
Risk 2	6	1	9	2	6	—	24
Risk 1	6	2	9	1	5	1	24
Total	$12	$3	$25	$3	$12	$2	$57

RiverSource Life Insurance Company

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Deposit Receivables

Deposit receivables were $5.8 billion and $6.5 billion as of December 31, 2024 and 2023, respectively. Deposit receivables are collateralized by the fair value of the assets held in trusts. Based on management’s evaluation of the collateral value relative to the deposit receivables, the allowance for credit losses for deposit receivables was not material as of both December 31, 2024 and 2023.

Modifications with Borrowers Experiencing Financial Difficulty

Modifications of financing receivables with borrowers experiencing financial difficulty by the Company were not material for the years ended December 31, 2024 and 2023.

8. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The following tables summarize the balances of and changes in DAC:

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Balance at January 1, 2024	$1,481	$208	$35	$5	$110	$534
Capitalization of acquisition costs	24	98	—	—	—	64
Amortization	(117)	(30)	(7)	(1)	(7)	(45)
Balance at December 31, 2024	$1,388	$276	$28	$4	$103	$553

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2024	$223	$2	$6	$17	$75	$2,696
Capitalization of acquisition costs	3	—	5	2	3	199
Amortization	(16)	—	(1)	(2)	(8)	(234)
Balance at December 31, 2024	$210	$2	$10	$17	$70	$2,661

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Balance at January 1, 2023	$1,582	$149	$45	$6	$118	$521
Capitalization of acquisition costs	23	83	—	—	—	57
Amortization	(124)	(24)	(10)	(1)	(8)	(44)
Balance at December 31, 2023	$1,481	$208	$35	$5	$110	$534

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2023	$236	$3	$2	$18	$79	$2,759
Capitalization of acquisition costs	4	—	4	1	4	176
Amortization	(17)	(1)	—	(2)	(8)	(239)
Balance at December 31, 2023	$223	$2	$6	$17	$75	$2,696

The following tables summarize the balances of and changes in DSIC:

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2024	$134	$12	$146
Amortization	(13)	(2)	(15)
Balance at December 31, 2024	$121	$10	$131

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2023	$149	$16	$165
Amortization	(15)	(4)	(19)
Balance at December 31, 2023	$134	$12	$146

RiverSource Life Insurance Company

9. REINSURANCE

The Company reinsures a portion of its insurance risks through reinsurance agreements with unaffiliated reinsurance companies. The Company reinsures 100% of its insurance risk associated with its life contingent payout annuity policies in force as of June 30, 2021 through a reinsurance agreement with Global Atlantic Financial Group’s subsidiary Commonwealth Annuity and Life Insurance Company. Policies issued on or after July 1, 2021 and policies issued by RiverSource Life of NY are not subject to this reinsurance agreement.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

For IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its UL product with LTC benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only, which are about 90% of the total RiverSource Life of NY in force policies. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2024 and 2023, traditional life and UL insurance policies in force were $198.1 billion and $198.8 billion, respectively, of which $143.5 billion and $144.7 billion as of December 31, 2024 and 2023 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Direct premiums	$696	$674	$530
Reinsurance ceded	(224)	(226)	(224)
Net premiums	$472	$448	$306

Policy and contract charges are presented on the Consolidated Statements of Income net of $188 million, $180 million and $165 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2024, 2023 and 2022, respectively.

The amount of claims recovered through reinsurance on all contracts was $466 million, $438 million and $435 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Reinsurance recoverables include approximately $2.6 billion and $2.8 billion related to LTC risk ceded to Genworth as of December 31, 2024 and 2023, respectively.

Policyholder account balances, future policy benefits and claims include $351 million and $376 million related to previously assumed reinsurance arrangements as of December 31, 2024 and 2023, respectively.

RiverSource Life Insurance Company

10. POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,	December 31,
(in millions)	2024	2023
Policyholder account balances
Policyholder account balances	$32,542	$27,947
Future policy benefits
Reserve for future policy benefits	7,418	7,763
Deferred profit liability	118	81
Additional liabilities for insurance guarantees	1,389	1,321
Other insurance and annuity liabilities	192	213
Total future policy benefits	9,117	9,378
Policy claims and other policyholders’ funds	204	210
Total policyholder account balances, future policy benefits and claims	$41,863	$37,535

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain a GMDB. The Company previously offered contracts with GMAB, GMWB, and GMIB provisions. See Note 2 and Note 12 for information regarding the Company’s variable annuity guarantees. See Note 14 and Note 18 for additional information regarding the Company’s derivative instruments used to hedge risks related to these guarantees.

Structured Variable Annuities

Structured variable annuities provide contractholders the option to allocate a portion of their account value to an indexed account held in a non-insulated separate account with the contractholder’s rate of return, which may be positive or negative, tied to selected indices. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the equity and interest rate risk related to the indexed account with freestanding derivative instruments.

Fixed Annuities

Fixed annuities include deferred, payout and fixed deferred indexed annuity contracts. In 2020, the Company discontinued sales of fixed deferred and fixed deferred indexed annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

The Company’s fixed index annuity product is a fixed annuity that includes an indexed account. The rate of interest credited above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap). The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value.

See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to indexed accounts.

Insurance Liabilities

UL policies accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion of their account balance to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest for funds allocated by a contractholder to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread). The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments. See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

RiverSource Life Insurance Company

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims, unpaid reported claims and claim adjustment expenses.

The balances of and changes in policyholder account balances were as follows:

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2024	$4,173	$10,742	$5,982	$307	$444
Contract deposits	56	4,005	39	—	101
Policy charges	(14)	(3)	—	—	—
Surrenders and other benefits	(628)	(383)	(856)	(16)	(110)
Net transfer from (to) separate account liabilities	(32)	—	—	—	—
Variable account index-linked adjustments	—	1,968	—	—	—
Interest credited	125	1	204	14	12
Balance at December 31, 2024	$3,680	$16,330	$5,369	$305	$447
Weighted-average crediting rate	3.3%	1.9%	3.7%	2.0%	N/A
Cash surrender value(1)	$3,658	$15,467	$5,365	$279	N/A

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$1,474	$1,569	$2,755	$501	$27,947
Contract deposits	117	333	181	—	4,832
Policy charges	(173)	(93)	(124)	—	(407)
Surrenders and other benefits	(62)	(80)	(79)	(52)	(2,266)
Net transfer from (to) separate account liabilities	—	(145)	—	—	(177)
Variable account index-linked adjustments	—	—	—	—	1,968
Interest credited	49	63	161	16	645
Balance at December 31, 2024	$1,405	$1,647	$2,894	$465	$32,542
Weighted-average crediting rate	3.6%	3.9%	2.3%	4.0%
Net amount at risk	$8,312	$57,473	$13,593	$130
Cash surrender value(1)	$1,280	$1,092	$2,447	$298

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2023	$4,752	$6,410	$6,799	$312	$471
Contract deposits	73	3,084	47	—	91
Policy charges	(10)	—	—	—	—
Surrenders and other benefits	(759)	(156)	(1,086)	(10)	(127)
Net transfer from (to) separate account liabilities	(25)	—	—	—	—
Variable account index-linked adjustments	—	1,403	—	—	—
Interest credited	142	1	222	5	9
Balance at December 31, 2023	$4,173	$10,742	$5,982	$307	$444
Weighted-average crediting rate	3.3%	1.8%	3.6%	2.0%	N/A
Cash surrender value(1)	$4,146	$10,129	$5,974	$278	N/A

RiverSource Life Insurance Company

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2023	$1,544	$1,520	$2,654	$524	$24,986
Contract deposits	123	272	193	1	3,884
Policy charges	(176)	(94)	(121)	—	(401)
Surrenders and other benefits	(69)	(78)	(53)	(44)	(2,382)
Net transfer from (to) separate account liabilities	—	(107)	—	—	(132)
Variable account index-linked adjustments	—	—	—	—	1,403
Interest credited	52	56	82	20	589
Balance at December 31, 2023	$1,474	$1,569	$2,755	$501	$27,947
Weighted-average crediting rate	3.6%	3.9%	2.0%	4.0%
Net amount at risk	$8,740	$57,291	$14,407	$141
Cash surrender value(1)	$1,330	$1,065	$2,271	$326

(1)

Cash surrender value represents the amount of the contractholder’s account balances distributable at the balance sheet date less certain surrender charges. For variable annuities and VUL, the cash surrender value shown is the proportion of the total cash surrender value related to their fixed account liabilities.

Refer to Note 12 for the net amount at risk for market risk benefits associated with variable and structured variable annuities. Fixed, fixed indexed, and non-life contingent payout annuities do not have net amount at risk in excess of account value. Net amount at risk for insurance products is calculated as the death benefit amount in excess of applicable account values, host, embedded derivative, and separate account liabilities.

The following tables present the account values of fixed deferred annuities, fixed insurance, and the fixed portion of variable annuities and variable insurance contracts by range of guaranteed minimum interest rates (“GMIRs”) and the range of the difference between rates credited to policyholders and contractholders as of December 31, 2024 and 2023 and the respective guaranteed minimums, as well as the percentage of account values subject to rate reset in the time period indicated. Rates are reset at management’s discretion, subject to guaranteed minimums.

				December 31, 2024
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$24	$95	$65	$17	$—	$201
	2%	–	2.99%	112	—	—	—	—	112
	3%	–	3.99%	1,894	7	—	1	—	1,902
	4%	–	5.00%	1,412	—	—	—	—	1,412

	Total			$3,442	$102	$65	$18	$—	$3,627

Fixed accounts of structured variable annuities	1%	–	1.99%	$2	$20	$9	$—	$—	$31
	2%	–	2.99%	13	—	—	—	—	13
	3%	–	3.99%	1	—	—	—	—	1
	4%	–	5.00%	—	—	—	—	—	—

	Total			$16	$20	$9	$—	$—	$45

Fixed annuities	1%	–	1.99%	$85	$237	$152	$89	$14	$577
	2%	–	2.99%	22	14	2	—	—	38
	3%	–	3.99%	2,410	—	—	—	—	2,410
	4%	–	5.00%	2,331	—	—	—	—	2,331

	Total			$4,848	$251	$154	$89	$14	$5,356

Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$—	$2	$5	$14	$—	$21
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$2	$5	$14	$—	$21

Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	50	4	15	—	—	69
	3%	–	3.99%	821	—	4	6	—	831
	4%	–	5.00%	473	4	—	—	—	477

	Total			$1,344	$8	$19	$6	$—	$1,377

RiverSource Life Insurance Company

				December 31, 2024
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable universal life insurance	1%	–	1.99%	$—	$—	$4	$1	$41	$46
	2%	–	2.99%	7	14	—	1	12	34
	3%	–	3.99%	108	1	2	12	—	123
	4%	–	5.00%	564	21	—	—	—	585

	Total			$679	$36	$6	$14	$53	$788

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$4	$2	$—	$6
	2%	–	2.99%	—	125	—	—	—	125
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$125	$4	$2	$—	$131

Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	28	—	—	—	—	28
	4%	–	5.00%	268	—	—	—	—	268

	Total			$296	$—	$—	$—	$—	$296

Total	1%	–	1.99%	$111	$354	$239	$123	$55	$882
	2%	–	2.99%	204	157	17	1	12	391
	3%	–	3.99%	5,262	8	6	19	—	5,295
	4%	–	5.00%	5,048	25	—	—	—	5,073

	Total			$10,625	$544	$262	$143	$67	$11,641

Percentage of total account values that reset in:
Next 12 months				100.0%	100.0%	99.9%	100.0%	99.8%	100.0%
> 12 months to 24 months				—	—	—	—	—	—
> 24 months				—	—	0.1	—	0.2	—
Total				100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

				December 31, 2023
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$43	$131	$52	$15	$2	$243
	2%	–	2.99%	137	1	—	—	—	138
	3%	–	3.99%	2,214	—	—	1	—	2,215
	4%	–	5.00%	1,514	—	—	—	—	1,514

	Total			$3,908	$132	$52	$16	$2	$4,110

Fixed accounts of structured variable annuities	1%	–	1.99%	$1	$18	$7	$2	$—	$28
	2%	–	2.99%	11	—	—	—	—	11
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$12	$18	$7	$2	$—	$39

Fixed annuities	1%	–	1.99%	$107	$377	$183	$93	$—	$760
	2%	–	2.99%	36	14	1	—	—	51
	3%	–	3.99%	2,816	1	—	—	—	2,817
	4%	–	5.00%	2,339	—	—	—	—	2,339

	Total			$5,298	$392	$184	$93	$—	$5,967

RiverSource Life Insurance Company

				December 31, 2023
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$—	$2	$7	$13	$—	$22
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$2	$7	$13	$—	$22

Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	51	3	9	—	—	63
	3%	–	3.99%	854	1	4	4	—	863
	4%	–	5.00%	518	1	—	—	—	519

	Total			$1,423	$5	$13	$4	$—	$1,445

Fixed accounts of variable universal life insurance	1%	–	1.99%	$—	$2	$4	$—	$24	$30
	2%	–	2.99%	13	12	—	1	8	34
	3%	–	3.99%	122	2	3	6	—	133
	4%	–	5.00%	607	6	—	—	—	613

	Total			$742	$22	$7	$7	$32	$810

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$2	$—	$—	$2
	2%	–	2.99%	128	—	—	—	—	128
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$128	$—	$2	$—	$—	$130

Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	30	—	—	—	—	30
	4%	–	5.00%	295	—	—	—	—	295

	Total			$325	$—	$—	$—	$—	$325

Total	1%	–	1.99%	$151	$530	$255	$123	$26	$1,085
	2%	–	2.99%	376	30	10	1	8	425
	3%	–	3.99%	6,036	4	7	11	—	6,058
	4%	–	5.00%	5,273	7	—	—	—	5,280

	Total			$11,836	$571	$272	$135	$34	$12,848

Percentage of total account values that reset in:
Next 12 months				99.9%	99.5%	99.3%	100.0%	100.0%	99.9%
> 12 months to 24 months				0.1	0.5	0.6	—	—	0.1
> 24 months				—	—	0.1	—	—	—
Total				100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Company

The following tables summarize the balances of and changes in the liability for future policy benefits:

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2024	$—	$703	$104	$1,146	$1,953
Beginning balance at original discount rate	—	708	105	1,137	1,950
Effect of changes in cash flow assumptions	—	57	(39)	55	73
Effect of actual variances from expected experience	—	(16)	(13)	(26)	(55)
Adjusted beginning of year balance	$—	$749	$53	$1,166	$1,968
Issuances	201	63	9	—	273
Interest accrual	1	38	3	55	97
Net premiums collected	(202)	(76)	(6)	(149)	(433)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$774	$59	$1,072	$1,905
Effect of changes in discount rate assumptions	—	(37)	(6)	(15)	(58)
Balance at December 31, 2024	$—	$737	$53	$1,057	$1,847
Present Value of Future Policy Benefits:
Balance at January 1, 2024	$1,164	$1,325	$661	$6,561	$9,711
Beginning balance at original discount rate	1,222	1,291	621	6,507	9,641
Effect of changes in cash flow assumptions	(24)	67	(61)	58	40
Effect of actual variances from expected experience	(8)	(16)	(25)	(48)	(97)
Adjusted beginning of year balance	$1,190	$1,342	$535	$6,517	$9,584
Issuances	201	63	9	—	273
Interest accrual	56	73	34	323	486
Benefit payments	(158)	(125)	(43)	(432)	(758)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,289	$1,353	$535	$6,408	$9,585
Effect of changes in discount rate assumptions	(85)	(31)	10	(221)	(327)
Balance at December 31, 2024	$1,204	$1,322	$545	$6,187	$9,258
Adjustment due to reserve flooring	$—	$7	$—	$—	$7
Net liability for future policy benefits	$1,204	$592	$492	$5,130	$7,418
Less: reinsurance recoverable	759	424	20	2,591	3,794
Net liability for future policy benefits, after reinsurance recoverable	$445	$168	$472	$2,539	$3,624
Discounted expected future gross premiums	$—	$1,672	$836	$1,247	$3,755
Expected future gross premiums	$—	$2,921	$1,196	$1,713	$5,830
Expected future benefit payments	$1,846	$2,286	$899	$10,522	$15,553
Weighted average interest accretion rate	4.5%	6.0%	6.3%	5.0%
Weighted average discount rate	5.4%	5.6%	5.6%	5.7%
Weighted average duration of liability (in years)	6	7	7	8

RiverSource Life Insurance Company

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2023	$—	$686	$134	$1,207	$2,027
Beginning balance at original discount rate	—	708	137	1,220	2,065
Effect of changes in cash flow assumptions	—	(19)	(19)	19	(19)
Effect of actual variances from expected experience	—	(2)	(18)	(3)	(23)
Adjusted beginning of year balance	$—	$687	$100	$1,236	$2,023
Issuances	177	55	12	—	244
Interest accrual	1	36	5	59	101
Net premiums collected	(178)	(70)	(12)	(158)	(418)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$708	$105	$1,137	$1,950
Effect of changes in discount rate assumptions	—	(5)	(1)	9	3
Balance at December 31, 2023	$—	$703	$104	$1,146	$1,953
Present Value of Future Policy Benefits:
Balance at January 1, 2023	$1,065	$1,319	$696	$6,439	$9,519
Beginning balance at original discount rate	1,155	1,313	669	6,569	9,706
Effect of changes in cash flow assumptions	—	(18)	(25)	9	(34)
Effect of actual variances from expected experience	(10)	(1)	(29)	5	(35)
Adjusted beginning of year balance	$1,145	$1,294	$615	$6,583	$9,637
Issuances	177	56	11	—	244
Interest accrual	50	73	37	329	489
Benefit payments	(150)	(132)	(42)	(405)	(729)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,222	$1,291	$621	$6,507	$9,641
Effect of changes in discount rate assumptions	(58)	34	40	54	70
Balance at December 31, 2023	$1,164	$1,325	$661	$6,561	$9,711
Adjustment due to reserve flooring	$—	$5	$—	$—	$5
Net liability for future policy benefits	$1,164	$627	$557	$5,415	$7,763
Less: reinsurance recoverable	880	440	22	2,738	4,080
Net liability for future policy benefits, after reinsurance recoverable	$284	$187	$535	$2,677	$3,683
Discounted expected future gross premiums	$—	$1,764	$904	$1,325	$3,993
Expected future gross premiums	$—	$2,938	$1,269	$1,786	$5,993
Expected future benefit payments	$1,726	$2,166	$1,068	$10,850	$15,810
Weighted average interest accretion rate	4.2%	6.2%	6.1%	5.0%
Weighted average discount rate	4.9%	5.1%	5.1%	5.1%
Weighted average duration of liability (in years)	7	7	8	8

Impacts of the annual review of policy benefit reserves assumptions are reflected within the effect of changes in cash flow assumptions in the disaggregated rollforwards above. The annual review of policy benefit reserves assumptions in the third quarter of 2024 resulted in a net decrease in future policy benefit reserves, primarily due to decreased disability income insurance claim incidence rates. The annual review of policy benefit reserves assumptions in the third quarter of 2023 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC premium rate increase assumptions.

The balances of and changes in additional liabilities related to insurance guarantees were as follows:

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$1,225	$81	$15	$1,321
Interest accrual	37	6	1	44
Benefit accrual	133	8	3	144
Benefit payments	(69)	(13)	(5)	(87)
Effect of actual variances from expected experience	(2)	(1)	(1)	(4)
Impact of change in net unrealized (gains) losses on securities	(23)	(1)	(5)	(29)
Balance at December 31, 2024	$1,301	$80	$8	$1,389
Weighted average interest accretion rate	3.0%	7.0%	3.9%
Weighted average discount rate	3.2%	7.1%	4.0%
Weighted average duration of reserves (in years)	10	8	6

RiverSource Life Insurance Company

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2023	$1,100	$74	$12	$1,186
Interest accrual	35	5	1	41
Benefit accrual	128	8	2	138
Benefit payments	(50)	(18)	(4)	(72)
Effect of actual variances from expected experience	(13)	11	(2)	(4)
Impact of change in net unrealized (gains) losses on securities	25	1	6	32
Balance at December 31, 2023	$1,225	$81	$15	$1,321
Weighted average interest accretion rate	3.0%	6.9%	4.0%
Weighted average discount rate	3.2%	7.1%	4.0%
Weighted average duration of reserves (in years)	10	8	6

The amount of revenue and interest recognized in the Statement of Income was as follows:

	Years Ended December 31,
	2024		2023
(in millions)	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense
Life contingent payout annuities	$226	$55	$196	$49
Term and whole life insurance	172	35	169	37
Disability income insurance	119	31	124	32
Long term care insurance	179	268	185	270
Total	$696	$389	$674	$388

The following tables summarize the balances of and changes in unearned revenue:

(in millions)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Total, All Products
Balance at January 1, 2024	$27	$196	$266	$489
Deferral of revenue	—	70	51	121
Amortization	(1)	(17)	(22)	(40)
Balance at December 31, 2024	$26	$249	$295	$570
Balance at January 1, 2023	$27	$150	$233	$410
Deferral of revenue	1	59	52	112
Amortization	(1)	(13)	(19)	(33)
Balance at December 31, 2023	$27	$196	$266	$489

11. SEPARATE ACCOUNT ASSETS AND LIABILITIES

The fair value of separate account assets is invested exclusively in mutual funds.

The balances of and changes in separate account liabilities were as follows:

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2024	$65,839	$8,795	$74,634
Premiums and deposits	933	500	1,433
Policy charges	(1,365)	(307)	(1,672)
Surrenders and other benefits	(6,990)	(412)	(7,402)
Investment return	7,293	1,199	8,492
Net transfer from (to) general account	27	64	91
Balance at December 31, 2024	$65,737	$9,839	$75,576
Cash surrender value	$64,411	$9,220	$73,631

RiverSource Life Insurance Company

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2023	$63,223	$7,653	$70,876
Premiums and deposits	835	459	1,294
Policy charges	(1,343)	(292)	(1,635)
Surrenders and other benefits	(5,378)	(317)	(5,695)
Investment return	8,477	1,250	9,727
Net transfer from (to) general account	25	42	67
Balance at December 31, 2023	$65,839	$8,795	$74,634
Cash surrender value	$64,280	$8,263	$72,543

12. MARKET RISK BENEFITS

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Most of the variable annuity contracts issued by the Company contain a GMDB provision. The Company previously offered contracts containing GMWB, GMAB, or GMIB provisions.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract.

The Company has the following primary GMDB provisions:

•	Return of premium – provides purchase payments minus adjusted partial surrenders.

•

Reset – provides that the value resets to the account value at specified contract anniversary intervals minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet – provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue could obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Individual variable annuity contracts may have both a death benefit and a living benefit. Net amount at risk is quantified for each benefit and a composite net amount at risk is calculated using the greater of the death benefit or living benefit for each individual contract. The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

RiverSource Life Insurance Company

The following tables summarize the balances of and changes in market risk benefits:

	Years Ended December 31,
(in millions, except age)	2024	2023	2022
Balance at beginning of period	$335	$1,103	$2,901
Issuances	24	17	27
Interest accrual and time decay	(66)	(53)	(237)
Reserve increase from attributed fees collected	790	788	810
Reserve release for benefit payments and derecognition	(11)	(35)	(29)
Effect of changes in interest rates and bond markets	(1,078)	(367)	(4,193)
Effect of changes in equity markets and subaccount performance	(1,228)	(1,267)	2,258
Effect of changes in equity index volatility	59	(67)	205
Actual policyholder behavior different from expected behavior	71	5	17
Effect of changes in other future expected assumptions	106	128	(139)
Effect of changes in the instrument-specific credit risk on market risk benefits	79	83	(517)
Balance at end of period	$(919)	$335	$1,103
Reconciliation of the gross balances in an asset or liability position:
Asset position	$2,182	$1,427	$1,015
Liability position	(1,263)	(1,762)	(2,118)
Net asset (liability) position	$919	$(335)	$(1,103)
Guaranteed benefit amount in excess of current account balances (net amount at risk):
Death benefits	$462	$913	$2,781
Living benefits	$2,429	$2,513	$3,364
Composite (greater of)	$2,829	$3,308	$5,830
Weighted average attained age of contractholders	69	69	68
Changes in unrealized (gains) losses in net income relating to liabilities held at end of period	$(2,111)	$(1,551)	$(2,044)
Changes in unrealized (gains) losses in other comprehensive income (loss) relating to liabilities held at end of period	$85	$84	$(505)

The following tables provide a summary of the significant inputs and assumptions used in the fair value measurements developed by the Company or reasonably available to the Company of market risk benefits:

	December 31, 2024
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$(919)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	52.8%	11.9%
			Surrender rate(2)	0.4%	–	75.0%	3.3%
			Market volatility(3)	0.0%	–	24.6%	10.3%
			Nonperformance risk(4)	65 bps			65	bps
			Mortality rate(5)	0.0%	–	41.6%	1.7%

	December 31, 2023
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$335	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	48.0%	11.6%
			Surrender rate(2)	0.3%	–	75.0%	3.7%
			Market volatility(3)	0.0%	–	25.2%	10.6%
			Nonperformance risk(4)	85 bps			85	bps
			Mortality rate(5)	0.0%	–	41.6%	1.6%

(1)

The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year. The weighted average utilization rate represents the average assumption, weighted based on the benefit base. The calculation excludes policies that have already started taking withdrawals.

(2)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(3)

Market volatility represents the implied volatility of each contractholder’s mix of funds. The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The weighted average mortality rate represents the average assumption weighted based on the account value of each contract.

RiverSource Life Insurance Company

Changes to Significant Inputs and Assumptions:

During the years ended December 31, 2024 and 2023, the Company updated inputs and assumptions based on management’s review of experience studies. These updates resulted in the following notable changes in the fair value estimates of market risk benefits calculations:

Year ended December 31, 2024

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $15 million.

•	Updates to surrender assumptions resulted in a decrease to pretax income of $83 million.

Year ended December 31, 2023

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $18 million.

•	Updates to surrender assumptions resulted in a decrease to pretax income of $110 million.

Refer to the rollforward of market risk benefits for the impacts of changes to interest rate, equity market, volatility and nonperformance risk assumptions.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in utilization and volatility used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender assumptions used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in mortality assumptions used in the fair value measurement of the death benefit portion of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value whereas significant increases (decreases) in mortality rates used in the fair value measurement of the life contingent portion of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Surrender assumptions, utilization assumptions and mortality assumptions vary with the type of base product, type of rider, duration of the policy, age of the contractholder, calendar year of the projection, previous withdrawal history, and the relationship between the value of the guaranteed benefit and the contract accumulation value.

Determination of Fair Value

The Company values market risk benefits using internal valuation models. These models include observable capital market assumptions and significant unobservable inputs related to implied volatility, contractholder behavior assumptions that include margins for risk, and the Company’s nonperformance risk. These measurements are classified as Level 3.

13. DEBT

Short-Term Borrowings

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has accessed collateralized borrowings from the FHLB and has pledged (granted a lien on) certain investments as collateral, primarily commercial mortgage backed securities and residential mortgage backed securities, with an aggregate fair value of $964 million and $1.1 billion as of December 31, 2024 and 2023, respectively. The amount of the Company’s liability including accrued interest was $201 million as of both December 31, 2024 and 2023. The remaining maturity of outstanding FHLB advances was less than three months as of both December 31, 2024 and 2023. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2024 and 2023 was 4.6% and 5.6%, respectively.

Lines of Credit

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is a Daily Simple Secured Overnight Financing Rate plus 0.1% (“Adjusted Daily Simple SOFR”) plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2024 and 2023.

RiverSource Life of NY, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life of NY’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt

RiverSource Life Insurance Company

of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. The credit agreement is amended to extend the maturity on an annual basis with Ameriprise Financial, subject to the New York Department of Financial Services’ non-disapproval. There were no amounts outstanding on this line of credit as of both December 31, 2024 and 2023.

RTA, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender not to exceed $100 million. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2024 and 2023.

Long-Term Debt

The Company has a $500 million unsecured 3.5% surplus note due December 31, 2050 to Ameriprise Financial. The surplus note is subordinate in right of payment to the prior payment in full of the Company’s obligations to policyholders, claimants and beneficiaries and all other creditors. No payment of principal or interest shall be made without the prior approval of the Minnesota Department of Commerce and such payments shall be made only from RiverSource Life Insurance Company’s statutory surplus. Interest payments, which commenced on June 30, 2021, are due semiannually in arrears on June 30 and December 31. Subject to the preceding conditions, the Company may prepay all or a portion of the principal at any time. The outstanding balance was $500 million as of both December 31, 2024 and 2023 and is recorded in Long-term debt.

14. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis (See Note 5 for the balances of assets and liabilities for consolidated investment entities):

	December 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$12,721	$572	$13,293
Residential mortgage backed securities	—	4,039	—	4,039
Commercial mortgage backed securities	—	2,100	—	2,100
State and municipal obligations	—	636	—	636
Asset backed securities	—	1,302	881	2,183
Foreign government bonds and obligations	—	7	—	7
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities	1	20,805	1,453	22,259
Cash equivalents	1,215	1,227	—	2,442
Market risk benefits	—	—	2,182	2,182	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	55	55
Other assets:
Interest rate derivative contracts	—	179	—	179
Equity derivative contracts	114	8,829	—	8,943
Foreign exchange derivative contracts	2	40	—	42
Credit derivative contracts	—	59	—	59
Total other assets	116	9,107	—	9,223
Separate account assets at net asset value (“NAV”)				75,576	(2)
Total assets at fair value	$1,332	$31,139	$3,690	$111,737

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$—	$53	$53
IUL embedded derivatives	—	—	1,002	1,002
Structured variable annuity embedded derivatives	—	—	2,461	2,461
Total policyholder account balances, future policy benefits and claims	—	—	3,516	3,516	(3)
Market risk benefits	—	—	1,263	1,263	(1)
Other liabilities:
Interest rate derivative contracts	1	323	—	324
Equity derivative contracts	172	5,159	—	5,331
Foreign exchange derivative contracts	—	7	—	7
Total other liabilities	173	5,489	—	5,662
Total liabilities at fair value	$173	$5,489	$4,779	$10,441

RiverSource Life Insurance Company

	December 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$10,283	$452	$10,735
Residential mortgage backed securities	—	3,642	—	3,642
Commercial mortgage backed securities	—	2,597	—	2,597
State and municipal obligations	—	758	—	758
Asset backed securities	—	976	555	1,531
Foreign government bonds and obligations	—	12	—	12
U.S. government and agency obligations	99	—	—	99
Total Available-for-Sale securities	99	18,268	1,007	19,374
Cash equivalents	558	2,012	—	2,570
Market risk benefits	—	—	1,427	1,427	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	51	51
Other assets:
Interest rate derivative contracts	1	184	—	185
Equity derivative contracts	65	4,945	—	5,010
Foreign exchange derivative contracts	1	20	—	21
Credit derivative contracts	—	1	—	1
Total other assets	67	5,150	—	5,217
Separate account assets at NAV				74,634	(2)
Total assets at fair value	$724	$25,430	$2,485	$103,273

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$3	$49	$52
IUL embedded derivatives	—	—	873	873
Structured variable annuity embedded derivatives	—	—	1,011	1,011
Total policyholder account balances, future policy benefits and claims	—	3	1,933	1,936	(3)
Market risk benefits	—	—	1,762	1,762	(1)
Other liabilities:
Interest rate derivative contracts	1	304	—	305
Equity derivative contracts	95	3,355	—	3,450
Foreign exchange derivative contracts	1	3	—	4
Credit derivative contracts	—	106	—	106
Total other liabilities	97	3,768	—	3,865
Total liabilities at fair value	$97	$3,771	$3,695	$7,563

(1)

See Note 12 for additional information related to market risk benefits, including the balances of and changes in market risk benefits as well as the significant inputs and assumptions used in the fair value measurements of market risk benefits.

(2)

Amounts are comprised of financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(3)	The Company’s adjustment for nonperformance risk resulted in a $211 million and $195 million cumulative decrease to the embedded derivatives as of December 31, 2024 and 2023, respectively.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities					Receivables
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2024	$452	$—	$555	$1,007		$51
Total gains (losses) included in:
Net income	1	—	—	1	(1)	8
Other comprehensive income (loss)	1	—	15	16		—
Purchases	227	64	334	625		—
Settlements	(109)	(1)	—	(110)		(4)
Transfers out of Level 3	—	(63)	(23)	(86)		—
Balance at December 31, 2024	$572	$—	$881	$1,453		$55
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2024	$1	$—	$—	$1	(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2024	$(2)	$—	$15	$13		$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2024	$49		$873		$1,011		$1,933
Total (gains) losses included in:
Net income	8	(2)	255	(2)	1,670	(3)	1,933
Issues	—		23		114		137
Settlements	(4)		(149)		(334)		(487)
Balance at December 31, 2024	$53		$1,002		$2,461		$3,516
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2024	$—		$255	(2)	$1,670	(3)	$1,925

	Available-for-Sale Securities				Receivables
(in millions)	Corporate Debt Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2023	$395	$545	$940		$48
Total gains (losses) included in:
Net income	—	—	—	(1)	6
Other comprehensive income (loss)	12	10	22		—
Purchases	110	—	110		—
Settlements	(65)	—	(65)		(3)
Balance at December 31, 2023	$452	$555	$1,007		$51
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2023	$11	$10	$21		$—

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2023	$44		$739		$(137	)(4)	$646
Total (gains) losses included in:
Net income	8	(2)	198	(2)	1,166	(3)	1,372
Issues	—		59		104		163
Settlements	(3)		(123)		(122)		(248)
Balance at December 31, 2023	$49		$873		$1,011		$1,933
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2023	$—		$198	(2)	$1,166	(3)	$1,364

	Available-for-Sale Securities					Receivables
(in millions)	Corporate Debt Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2022	$496	$—	$291	$787		$59
Total gains (losses) included in:
Net income	(1)	—	—	(1	)(1)	(8)
Other comprehensive income (loss)	(44)	—	(25)	(69)		—
Purchases	29	30	564	623		—
Settlements	(85)	—	(285)	(370)		(3)
Transfers out of Level 3	—	(30)	—	(30)		—
Balance at December 31, 2022	$395	$—	$545	$940		$48
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2022	$(1)	$—	$—	$(1	)(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2022	$(42)	$—	$(21)	$(63)		$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2022	$56		$905		$406		$1,367
Total (gains) losses included in:
Net income	(9	)(2)	(105	)(2)	(633	)(3)	(747)
Issues	—		51		90		141
Settlements	(3)		(112)		—		(115)
Balance at December 31, 2022	$44		$739		$(137	)(4)	$646
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2022	$—		$(105	)(2)	$(633	)(3)	$(738)

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.
(3)	Included in Benefits, claims, losses and settlement expenses.
(4)	The fair value of the structured variable annuity embedded derivatives was a net asset as of January 1, 2023 and December 31, 2022 and the amounts are presented as contra liabilities.

The increase to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $14 million, $51 million and $45 million, net of the reinsurance accrual, for the years ended December 31, 2024, 2023 and 2022, respectively.

RiverSource Life Insurance Company

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2024
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$572	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.8%	–	1.7%	1.2%
Asset backed securities	$881	Discounted cash flow	Annual default rate(2)	2.2%	–	4.4%	3.6%
			Loss severity	25.0%			25.0%
			Constant prepayment rate(2)	0.0%	–	1.0%	0.4%
			Yield/spread to U.S. Treasuries(3)	190 bps	–	360 bps	205	bps
Fixed deferred indexed annuity ceded embedded derivatives	$55	Discounted cash flow	Surrender rate(4)	0.0%	–	89.1%	10.6%
Fixed deferred indexed annuity embedded derivatives	$53	Discounted cash flow	Surrender rate(4)	0.0%	–	89.1%	10.6%
			Nonperformance risk(5)	65 bps			65	bps
IUL embedded derivatives	$1,002	Discounted cash flow	Nonperformance risk(5)	65 bps			65	bps
Structured variable annuity embedded derivatives	$2,461	Discounted cash flow	Surrender rate(4)	0.5%	–	75.0%	1.7%
			Nonperformance risk(5)	65 bps			65	bps

	December 31, 2023
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$451	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	1.0%	–	2.4%	1.2%
Asset backed securities	$555	Discounted cash flow	Annual default rate(2)	3.1%			3.1%
			Loss severity	25.0%			25.0%
			Yield/spread to U.S. Treasuries(3)	275 bps	–	515 bps	284	bps
Fixed deferred indexed annuity ceded embedded derivatives	$51	Discounted cash flow	Surrender rate(4)	0.0%	–	66.8%	1.4%
Fixed deferred indexed annuity embedded derivatives	$49	Discounted cash flow	Surrender rate(4)	0.0%	–	66.8%	1.4%
			Nonperformance risk(5)	85 bps			85	bps
IUL embedded derivatives	$873	Discounted cash flow	Nonperformance risk(5)	85 bps			85	bps
Structured variable annuity embedded derivatives	$1,011	Discounted cash flow	Surrender rate(4)	0.5%	–	75.0%	2.6%
			Nonperformance risk(5)	85 bps			85	bps

(1)

The weighted average for the yield/spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The weighted average for both the annual default rate and the constant prepayment rate for asset backed securities are weighted based on the balances of each security.
(3)

The weighted average for the yield/spread to U.S. Treasuries for asset backed securities is calculated as the sum of each tranche’s balance multiplied by its spread to U.S. Treasuries divided by the aggregate balances of the tranches.

(4)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(5)	The nonperformance risk is the spread added to the U.S. Treasury curve.

Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company or fair values estimated based on a transaction near the balance sheet date.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities and asset backed securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the annual default rate, loss severity, and constant prepayment rate used in the fair value measurement of Level 3 asset backed securities in isolation, generally, would have resulted in a significantly lower (higher) fair value measurement and significant increases (decreases) in loss severity in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the surrender assumption used in the fair value measurement of the fixed deferred indexed annuity ceded embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

RiverSource Life Insurance Company

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk and surrender assumption used in the fair value measurements of the fixed deferred indexed annuity embedded derivatives and structured variable annuity embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities with fair value typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. The fair value of affiliated asset backed securities is determined using a discounted cash flow model. Inputs used to determine the expected cash flows include assumptions about discount rates and default, prepayment and recovery rates of the underlying assets. Given the significance of the unobservable inputs to this fair value measurement, the fair value of the investment in the affiliated asset backed securities is classified as Level 3.

Management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. U.S. Treasuries are also classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Receivables

The Company reinsured its fixed deferred indexed annuity products which have an indexed account that is accounted for as an embedded derivative. The Company uses discounted cash flow models to determine the fair value of these ceded embedded derivatives. The fair value of fixed deferred indexed annuity ceded embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates. Given the significance of the unobservable surrender rates, these embedded derivatives are classified as Level 3.

RiverSource Life Insurance Company

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of both December 31, 2024 and 2023. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of fixed deferred indexed annuity, structured variable annuity and IUL products.

The Company uses a discounted cash flow model to determine the fair value of the embedded derivatives associated with the provisions of its equity index annuity product. The projected cash flows generated by this model are based on significant observable inputs related to interest rates, volatilities and equity index levels and, therefore, are classified as Level 2.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its fixed deferred indexed annuity, structured variable annuity and IUL products. The structured variable annuity product is a limited flexible purchase payment annuity that offers 45 different indexed account options providing equity market exposure and a fixed account. Each indexed account includes a protection option (a buffer or a floor). If the index has a negative return, contractholder losses will be reduced by a buffer or limited to a floor. The portion allocated to an indexed account is accounted for as an embedded derivative. The fair value of fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates and the estimate of the Company’s nonperformance risk. Given the significance of the unobservable surrender rates and the nonperformance risk assumption, the fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of both December 31, 2024 and 2023. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

The Company assesses its investment in affordable housing partnerships for impairment. The investments that are determined to be impaired are written down to their fair value. The Company uses a discounted cash flow model to measure the fair value of these investments. Inputs to the discounted cash flow model are estimates of future net operating losses and tax credits available to the Company and discount rates based on market condition and the financial strength of the syndicator (general partner). The balance of affordable housing partnerships measured at fair value on a nonrecurring basis was $27 million and $41 million as of December 31, 2024 and 2023, respectively, and is classified as Level 3 in the fair value hierarchy.

RiverSource Life Insurance Company

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2024
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,797	$—	$—	$1,675	$1,675
Policy loans	982	—	982	—	982
Other investments	55	—	36	19	55
Receivables	5,834	—	—	4,795	4,795
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$20,097	$—	$—	$16,826	$16,826
Short-term borrowings	201	—	201	—	201
Long-term debt	500	—	312	—	312
Other liabilities	5	—	—	4	4
Separate account liabilities — investment contracts	364	—	364	—	364

	December 31, 2023
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,725	$—	$—	$1,599	$1,599
Policy loans	912	—	912	—	912
Other investments	76	—	54	22	76
Receivables	6,514	—	—	5,566	5,566
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$16,641	$—	$—	$14,243	$14,243
Short-term borrowings	201	—	201	—	201
Long-term debt	500	—	339	—	339
Other liabilities	5	—	—	5	5
Separate account liabilities — investment contracts	332	—	332	—	332

Other investments include syndicated loans and the Company’s membership in the FHLB. Receivables include deposit receivables. See Note 7 for additional information on mortgage loans, policy loans, syndicated loans and deposit receivables.

Policyholder account balances, future policy benefits and claims include fixed annuities in deferral status, non-life contingent fixed annuities in payout status, indexed and structured variable annuity host contracts, and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Short-term borrowings include FHLB borrowings. Long-term debt includes the surplus note with Ameriprise Financial. See Note 13 for further information on short-term borrowings and long-term debt. Other liabilities include future funding commitments to affordable housing partnerships and other real estate partnerships. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

15. RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

The Company is the lessor of one real estate property which it leases to Ameriprise Financial under an operating lease that expires November 30, 2029. The Company earned $5 million in rental income for each of the years ended December 31, 2024, 2023 and 2022, which is reflected in Other revenues. The Company expects to earn $5 million in each year of the next four annual periods and $4 million in the period ending November 30, 2029.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $352 million, $338 million and $320 million for the years ended December 31, 2024, 2023 and 2022, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

RiverSource Life Insurance Company

Income Taxes

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from Ameriprise Financial for federal income taxes was $277 million and $269 million as of December 31, 2024 and 2023, respectively, which is reflected in Other assets.

Investments

In June of 2024, the Company invested $310 million in AA, A and BBB rated asset backed securities issued by Ameriprise Installment Financing, LLC. The asset backed securities are collateralized by a portfolio of loans issued to advisors affiliated with AFS, an affiliated broker dealer. As of December 31, 2024, the fair value of these asset backed securities was $312 million. The fair value of these asset backed securities is reported in Investments: Available-for-Sale Fixed maturities, at fair value. Interest income from these asset backed securities was $10 million for the year ending December 31, 2024 and is reported in Net investment income.

In September of 2022, the Company redeemed the outstanding AA and A rated securities issued by Ameriprise Advisor Financing, LLC (“AAF”) at par and invested $564 million in new AA, A and BBB rated asset backed securities issued by AAF 2. As of December 31, 2024 and 2023, the fair value of these asset backed securities was $567 million and $554 million, respectively. The fair value of these asset backed securities is reported in Investments: Available-for-Sale Fixed maturities, at fair value. Interest income from these asset backed securities was $34 million, $34 million and $17 million for the years ended December 31, 2024, 2023 and 2022, respectively, and is reported in Net investment income.

Lines of Credit

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of both December 31, 2024 and 2023. See Note 13 for information about additional lines of credit with an affiliate.

Long-Term Debt

See Note 13 for information about a surplus note to an affiliate.

Dividends, Return of Capital, or Distributions

Cash dividends and return of capital or distributions paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Dividends paid to Ameriprise Financial	$600	$600	$600
Dividend received from RiverSource Life of NY	50	50	63
Return of capital received from RTA	40	75	80

For dividends and other distributions from the life insurance companies, advance notification was provided to state insurance regulators prior to payments. See Note 16 for additional information.

16. REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, classifying surplus notes as a component of statutory surplus rather than debt, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

RiverSource Life Insurance Company

State insurance statutes contain limitations as to the amount of dividends and other distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, payments in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce (“MN DOC”), RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned deficit was $736 million and $582 million as of December 31, 2024 and 2023, respectively.

In addition, dividends or distributions whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the MN DOC, and are subject to potential disapproval. Statutory capital and surplus was $2.7 billion and $3.1 billion as of December 31, 2024 and 2023, respectively.

Statutory net gain from operations and net income for RiverSource Life Insurance Company are summarized as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Statutory net gain from operations	$1,097	$1,331	$1,615
Statutory net income (loss)	(91)	845	1,769

Government debt securities of $4 million as of both December 31, 2024 and 2023 were on deposit with various states as required by law.

17. OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2024
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$9,111	$—	$9,111	$(5,555)	$(1,550)	$(1,970)	$36
OTC cleared	10	—	10	(10)	—	—	—
Exchange-traded	102	—	102	(17)	—	—	85
Total	$9,223	$—	$9,223	$(5,582)	$(1,550)	$(1,970)	$121

	December 31, 2023
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$5,170	$—	$5,170	$(3,694)	$(1,101)	$(357)	$18
OTC cleared	9	—	9	(9)	—	—	—
Exchange-traded	38	—	38	(18)	—	—	20
Total	$5,217	$—	$5,217	$(3,721)	$(1,101)	$(357)	$38

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2024
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$5,622	$—	$5,622	$(5,555)	$—	$(67)	$—
OTC cleared	18	—	18	(10)	—	—	8
Exchange-traded	22	—	22	(17)	—	—	5
Total	$5,662	$—	$5,662	$(5,582)	$—	$(67)	$13

	December 31, 2023
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$3,812	$—	$3,812	$(3,694)	$(34)	$(78)	$6
OTC cleared	35	—	35	(9)	—	—	26
Exchange-traded	18	—	18	(18)	—	—	—
Total	$3,865	$—	$3,865	$(3,721)	$(34)	$(78)	$32

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 18 for additional disclosures related to the Company’s derivative instruments and Note 5 for information related to derivatives held by consolidated investment entities.

18. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 17 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Company

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2024			December 31, 2023
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in millions)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$39,082	$179	$324	$42,516	$185	$305
Equity contracts	108,205	8,943	5,331	81,905	5,010	3,450
Credit contracts	2,914	59	—	3,375	1	106
Foreign exchange contracts	2,938	42	7	2,952	21	4
Total non-designated hedges	153,139	9,223	5,662	130,748	5,217	3,865
Embedded derivatives
IUL	N/A	—	1,002	N/A	—	873
Fixed deferred indexed annuities and deposit receivables	N/A	55	53	N/A	51	52
Structured variable annuities (3)	N/A	—	2,461	N/A	—	1,011
Total embedded derivatives	N/A	55	3,516	N/A	51	1,936
Total derivatives	$153,139	$9,278	$9,178	$130,748	$5,268	$5,801

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets and the fair value of ceded embedded derivative assets related to deposit receivables is included in Receivables.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of IUL, fixed deferred indexed annuity and structured variable annuity embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

(3)

The fair value of the structured variable annuity embedded derivatives as of December 31, 2024 included $2.5 billion of individual contracts in a liability position and $3 million of individual contracts in an asset position. The fair value of the structured variable annuity embedded derivatives as of December 31, 2023 included $1.0 billion of individual contracts in a liability position and $15 million of individual contracts in an asset position.

See Note 14 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of both December 31, 2024 and 2023, investment securities with a fair value of $1.5 billion were pledged to meet contractual obligations under derivative contracts, of which $84 million and $145 million, respectively, may be sold, pledged or rehypothecated by the counterparty. As of December 31, 2024 and 2023, investment securities with a fair value of $2.2 billion and $376 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $2.0 billion and $314 million, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2024 and 2023, the Company had sold, pledged, or rehypothecated none of these securities. In addition, as of both December 31, 2024 and 2023, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Consolidated Statements of Income:

(in millions)	Benefits, Claims, Losses and Settlement Expenses	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2024
Interest rate contracts	$(10)	$—	$(1,128)
Equity contracts	1,419	71	(1,021)
Credit contracts	—	—	124
Foreign exchange contracts	—	—	64
IUL embedded derivatives	—	(106)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	16	—
Structured variable annuity embedded derivatives	(1,670)	—	—
Total gain (loss)	$(261)	$(19)	$(1,961)

RiverSource Life Insurance Company

(in millions)	Benefits, Claims, Losses and Settlement Expenses	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits

Year Ended December 31, 2023
Interest rate contracts	$(5)	$—	$(422)
Equity contracts	770	79	(1,239)
Credit contracts	—	—	7
Foreign exchange contracts	—	—	5
IUL embedded derivatives	—	(75)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	(3)	—
Structured variable annuity embedded derivatives	(1,166)	—	—
Total gain (loss)	$(401)	$1	$(1,649)

Year Ended December 31, 2022
Interest rate contracts	$(26)	$—	$(2,874)
Equity contracts	(164)	(126)	899
Credit contracts	—	—	279
Foreign exchange contracts	—	—	105
IUL embedded derivatives	—	217	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	4	—
Structured variable annuity embedded derivatives	633	—	—
Total gain (loss)	$443	$95	$(1,591)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2024:

(in millions)	Premiums Payable	Premiums Receivable
2025	$119	$20
2026	246	88
2027	19	—
2028	29	—
2029	135	—
2030-2031	234	—
Total	$782	$108

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

Structured variable annuity and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to structured variable annuity and IUL products will positively or negatively impact earnings over the life of these products. The equity components of structured variable annuity and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into interest rate swaps, index options and futures contracts.

As discussed in Note 12, the Company issues variable annuity contracts that provide protection to contractholders from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. The Company economically hedges its obligations under these market risk benefits using options, swaptions, swaps and futures.

RiverSource Life Insurance Company

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 17 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2024 and 2023, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $67 million and $62 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2024 and 2023 was $67 million and $55 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of both December 31, 2024 and 2023 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and $7 million as of December 31, 2024 and 2023, respectively.

19. SHAREHOLDER’S EQUITY

The following tables present the amounts related to each component of OCI:

	Year Ended December 31, 2024
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(383)	$82	$(301)
Reclassification of net (gains) losses on securities included in net income(2)	11	(2)	9
Impact of benefit reserves and reinsurance recoverables	20	(4)	16
Net unrealized gains (losses) on securities	(352)	76	(276)
Effect of changes in discount rate assumptions on certain long-duration contracts	194	(41)	153
Effect of changes in instrument-specific credit risk on market risk benefits (“MRBs”)	(79)	17	(62)
Total other comprehensive income (loss)	$(237)	$52	$(185)

	Year Ended December 31, 2023
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$652	$(144)	$508
Reclassification of net (gains) losses on securities included in net income(2)	27	(7)	20
Impact of benefit reserves and reinsurance recoverables	(24)	5	(19)
Net unrealized gains (losses) on securities	655	(146)	509
Effect of changes in discount rate assumptions on certain long-duration contracts	(69)	15	(54)
Effect of changes in instrument-specific credit risk on MRBs	(83)	18	(65)
Total other comprehensive income (loss)	$503	$(113)	$390

RiverSource Life Insurance Company

	Year Ended December 31, 2022
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(2,784)	$595	$(2,189)
Reclassification of net (gains) losses on securities included in net income(2)	88	(19)	69
Impact of benefit reserves and reinsurance recoverables	103	(18)	85
Net unrealized gains (losses) on securities	(2,593)	558	(2,035)
Effect of changes in discount rate assumptions on certain long-duration contracts	1,095	(234)	861
Effect of changes in instrument-specific credit risk on MRBs	517	(110)	407
Total other comprehensive income (loss)	$(981)	$214	$(767)

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Gains (Losses) on Securities	Effect of Changes in Discount Rate Assumptions	Effect of Changes in Instrument- Specific Credit Risk on MRBs	Other	Total
Balance at January 1, 2022	$1,044	$(933)	$(427)	$(1)	$(317)
OCI before reclassifications	(2,104)	861	407	—	(836)
Amounts reclassified from AOCI	69	—	—	—	69
Total OCI	(2,035)	861	407	—	(767)
Balance at December 31, 2022	(991)	(72)	(20)	(1)	(1,084)
OCI before reclassifications	489	(54)	(65)	—	370
Amounts reclassified from AOCI	20	—	—	—	20
Total OCI	509	(54)	(65)	—	390
Balance at December 31, 2023	(482)	(126)	(85)	(1)	(694)
OCI before reclassifications	(285)	153	(62)	—	(194)
Amounts reclassified from AOCI	9	—	—	—	9
Total OCI	(276)	153	(62)	—	(185)
Balance at December 31, 2024	$(758)	$27	$(147)	$(1)	$(879)

20. INCOME TAXES

The components of income tax provision (benefit) were as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Current income tax
Federal	$(297)	$(112)	$57
State	(4)	2	(2)
Total current income tax	(301)	(110)	55
Deferred income tax
Federal	402	98	150
State	2	2	4
Total deferred income tax	404	100	154
Total income tax provision (benefit)	$103	$(10)	$209

RiverSource Life Insurance Company

The principal reasons that the aggregate income tax provision (benefit) is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2024	2023	2022
Tax at U.S. statutory rate	21.0%	21.0%	21.0%
Changes in taxes resulting from:
Dividends received deduction	(3.4)	(8.2)	(2.3)
Low income housing tax credits	(2.7)	(8.0)	(2.9)
Foreign tax credit, net of addback	(2.2)	(7.0)	(1.7)
Audit adjustments	(1.0)	(3.4)	—
Unrecognized tax benefits	—	1.6	—
Other, net	(0.5)	1.5	(0.3)
Income tax provision (benefit)	11.2%	(2.5)%	13.8%

The increase in the Company’s effective tax rate for the year ended December 31, 2024 compared to 2023 is primarily due to higher pretax income in the current year and the related impact on tax preferred items, a decrease in foreign tax credits, net of addback, and a decrease in low income housing tax credits, partially offset by a decrease in unrecognized tax benefits and a decrease in state income taxes, net of federal benefit, which is included in Other, net.

The decrease in the Company’s effective tax rate for the year ended December 31, 2023 compared to 2022 is primarily due to lower pretax income.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2024 and 2023. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in millions)	2024	2023
Deferred income tax assets
Insurance and annuity benefits including corresponding hedges	$801	$1,244
Investments including net unrealized on Available-for-Sale securities	177	118
Net operating loss	35	28
Other	4	2
Gross deferred income tax assets	1,017	1,392
Less: valuation allowance	32	30
Total deferred income tax assets	985	1,362
Deferred income tax liabilities
Deferred acquisition costs	355	380
Other	57	56
Gross deferred income tax liabilities	412	436
Net deferred income tax assets	$573	$926

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $35 million, net of federal benefit, which will expire beginning December 31, 2025. Based on analysis of the Company’s tax position as of December 31, 2024, management believes it is more likely than not that the Company will not realize certain state net operating losses of $30 million and state deferred tax assets of $2 million, both net of federal benefit; therefore, a valuation allowance of $32 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2024	2023	2022
Balance at January 1	$27	$37	$37
Reductions for tax positions related to the current year	(3)	(3)	(1)
Additions for tax positions of prior years	—	65	1
Reductions for tax positions of prior years	—	(71)	—
Reductions due to lapse of statutes of limitations	(2)	(1)	—
Balance at December 31	$22	$27	$37

RiverSource Life Insurance Company

If recognized, approximately $17 million, $19 million and $20 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2024, 2023 and 2022, respectively, would affect the effective tax rate.

It is reasonably possible that the total amount of unrecognized tax benefits will change in the next 12 months. The Company estimates that the total amount of gross unrecognized tax benefits may decrease by approximately $1 million in the next 12 months primarily due to state statutes of limitations expirations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $2 million, $8 million and nil in interest and penalties for the years ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024 and 2023, the Company had a payable of $13 million and $11 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax return of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The Internal Revenue Service (“IRS”) is currently auditing Ameriprise Financial’s U.S. income tax returns for 2019 and 2020. The state income tax returns of Ameriprise Financial or its subsidiaries, including the Company, are currently under examination by various jurisdictions for years ranging from 2017 through 2023.

21. COMMITMENTS AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2024	2023
Commercial mortgage loans	$58	$15

Contingencies

The Company and its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, that include information requests, exams, or disputes regarding their business activities and practices and other subjects, including from time to time: sales and distribution of, and disclosure practices related to, various products, including the Company’s insurance and annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates are cooperating with the applicable regulators.

These pending matters are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. The Company cannot predict with certainty if, how, or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a potential loss or range of loss can be reasonably estimated for any matter. An adverse outcome in any matter could result in an adverse judgment, a settlement, fine, penalty, or other sanction, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the Company’s consolidated financial condition, results of operations, or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the outcome may be material to the Company’s consolidated financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

RiverSource Life Insurance Company

Guaranty Fund Assessments

RiverSource Life Insurance Company and RiverSource Life of NY are required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2024 and 2023, the estimated liability was $11 million and $34 million, respectively. As of December 31, 2024 and 2023, the related premium tax asset was $9 million and $29 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

RiverSource Life Insurance Company 829 Ameriprise Financial Center Minneapolis, MN 55474 1-800-333-3437	RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota.

ANN9120_12_D01_(05/25)	© 2008-2025 RiverSource Life Insurance Company. All rights reserved.